File No. 33-62284(*)(**)
811-1979

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.
☑	Post-Effective Amendment No. 29

☑	Registration Statement Under the Investment Company Act of 1940

☐	Amendment No. 30
(Exact Name of Registrant)
Ohio National Variable Account B
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Marc L. Collins
Second Vice President and Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.
It is proposed that this filing will become effective (check appropriate space):

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on (date) pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
                          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
*	The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-36591, 2-68456, 2-91214, 2-78653, 2-91213 and 333-10907.

**	Certain contracts filed pursuant to Files No. 2-68456 and 2-73471 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

Prospectus
Single Purchase Payment
Individual Variable Annuity Contracts
Top Plus
Ohio National Variable Accounts A and B
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654
     This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides additional details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.
     Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.
     The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified plans.
     Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.
     The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.
     You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A (“VAA”) for tax-qualified contracts or Ohio National Variable Account B (“VAB”) for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series Fund, Inc., The Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.
     You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.
     You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).
     This contract is not currently available for new issue.
     This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.
     Keep this prospectus for future reference. It sets forth the information about VAA, VAB and the variable annuity contracts that you should know before investing. Additional information about VAA and VAB has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2007. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.
     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
May 1, 2007
Form V-4826

Available Funds
     The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Adviser (Subadviser)
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Money Market Portfolio	Ohio National Investments, Inc.
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
International Portfolio	(Federated Global Investment Management Corp.)
International Small Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management Inc.)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management Co., L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)

Form V-4826

S&P 500 Index® Portfolio	Ohio National Investments, Inc.
High Income Bond Portfolio	(Federated Investment Management Company)
Blue Chip Portfolio	(Federated Equity Management Company of Pennsylvania)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Calvert Variable Series, Inc.
Social Equity Portfolio	(Atlanta Capital Management Company, L.L.C.)
Dow(SM) Target Variable Fund LLC
The Dow Target 10 Portfolios	(First Trust Advisors, L.P.)
The Dow Target 5 Portfolios	(First Trust Advisors, L.P.)
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP Mid Cap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs CORESM U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.
Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	Janus Capital Management LLC
International Growth Portfolio	Janus Capital Management LLC
Worldwide Growth Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	J.P. Morgan Investment Management, Inc.
JPMorgan Small Company Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Capital and Income Portfolio	(ClearBridge Advisors, LLC and Western Asset Management Company)
Legg Mason Partners Variable Investors Portfolio	(ClearBridge Advisors, LLC)

Form V-4826

MFS® Variable Insurance TrustSM (Service Class)
MFS Investors Growth Stock Series	Massachusetts Financial Services Company
MFS Mid Cap Growth Series	Massachusetts Financial Services Company
MFS New Discovery Series	Massachusetts Financial Services Company
MFS Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	Neuberger Berman Management Inc.
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC
Prudential Series Fund, Inc.
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income Portfolio	Van Kampen*
U.S. Real Estate Portfolio	Van Kampen*
International Growth Equity Portfolio	Van Kampen*
Equity Growth Portfolio	Van Kampen*

*	Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

Form V-4826

Glossary
Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.
Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.
Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.
Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.
Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.
VAA (Variable Account A) and VAB (Variable Account B) — A separate accounts of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts’ underlying Funds.
Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.
Fee Table
       The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.
Contract Owner Transaction Expenses

	Years	Charge

Surrender Charge. (This charge is a percentage of value withdrawn)	1st	6%
	2nd	5%
	3rd	4%
	4th	3%
	5th	2%
	6th	1%
	7th and later	0%

Transfer Fee (currently no charge for the first 4 transfers each contract year)	$15 (currently the charge is $3)

Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

Form V-4826

     The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.
Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.55%
(we are currently only charging 0.65%)
Account Expenses	0.25%

Total Separate Account Annual Expenses	1.80%
      The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	4.45%
Example
      This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.
      The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
      (1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,154	$2,186	$3,198	$5,873

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$621	$1,840	$3,029	$5,873
Accumulation Unit Values
       Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

Form V-4826

      This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994	Ohio National Fund Capital Appreciation and Discovery portfolios were added

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added

January 3, 1997	Ohio National Fund S&P 500 Index, Core Growth, Growth & Income and Social Awareness portfolios were added

November 1, 1999	Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Aspen (Institutional Shares) portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series Institutional Shares portfolios were no longer available in new contracts

May 1, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added

May 1, 2003	Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund, Janus Aspen Series International Growth portfolio, The Prudential Series Fund, Inc., Royce Capital Fund and UBS Series Trust added. Van Kampen Universal Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income portfolio added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

November 9, 2005	Ohio National Fund U.S. Equity, Balanced, Covered Call, Target VIP and Target Equity/Income portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio

Form V-4826

and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

Financial Statements
       The complete financial statements of VAA, VAB and of Ohio National Life, are included in the Statements of Additional Information for VAA and VAB.
Ohio National
Ohio National Life
      Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $22.6 billion and equity of approximately $1.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.
Ohio National Variable Accounts A and B
      We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.
      The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.
The Funds
      The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is

Form V-4826

subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.
      The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.
      Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.
      For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies.
      Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.
      The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.
Mixed and Shared Funding
      In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s and/or VAB’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.
Voting Rights
      We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.
      Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date.

Form V-4826

After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.
Distribution of Variable Annuity Contracts
       The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.
Deductions and Expenses
Surrender Charge
      There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:

Contract
Years	Percentage

1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and later	0%
      Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

Form V-4826

Deduction for Account Expenses
      At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.
Deduction for Mortality and Expense Risk
      We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant’s death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.
      For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.
Transfer Fee
      We may charge a transfer fee of $3 (which may be increased to $15) for each transfer of values from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See “Transfers among Subaccounts” below.
Deduction for State Premium Tax
      Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.
Fund Expenses
      There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Form V-4826

Description of Variable Annuity Contracts
Free Look
      You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.
Accumulation Period
Purchase Payment
      Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.
Accumulation Units
      Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.
Crediting Accumulation Units
      Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.
Allocation of Purchase Payment
      You may allocate your purchase payment among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.
Accumulation Unit Value and Contract Value
      We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Form V-4826

Net Investment Factor
      The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:
      (a) is:

(1)	the net asset value the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.
Surrender and Withdrawal
      Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.
      Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see Federal Tax Status.
      If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.
      The right to withdraw may be suspended or the date of payment postponed:

•	for any period during which the New York Stock Exchange or certain electronic exchanges are closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

•	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

•	such other periods as the Commission may order to protect security holders.
Transfers among Subaccounts
      You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed

Form V-4826

Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.
      We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. This policy will be applied uniformly without exception. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.
      Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges.
      We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.
      The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.
      Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.
      Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.
      We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Form V-4826

      Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies
      Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.
      Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.
      We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.
Scheduled Transfers (Dollar Cost Averaging)
      We administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.
      DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Form V-4826

Effective Time for Purchase, Transfer and Redemption Orders
      Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.
Electronic Access
      If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.
      We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.
      Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.
      We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.
Death Benefit
      If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit which is based on the date of death will be determined on the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.
Guaranteed Account
      The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.
      The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.
      The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of

Form V-4826

3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.
      We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.
      No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.
      Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.
Ohio National Life Employee Discount
      We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of your purchase payment. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.
Annuity Period
Annuity Payout Date
      Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.
      The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.
      Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Form V-4826

Annuity Options
      You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant’s death).

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant’s death).

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.
      We may agree to other settlement options.
      Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.
      If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.
Determination of Amount of the First Variable Annuity Payment
      To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.
      If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.
Annuity Units and Variable Payments
      After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

Form V-4826

      The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.
      The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.
      The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.
Transfers during Annuity Payout
      After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.
Other Contract Provisions
Assignment
      Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.
Reports and Confirmations
      Before the annuity payout date, we will send you semi-annual statements showing (a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.
      We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Form V-4826

Substitution for Fund Shares
      If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.
Contract Owner Inquiries
      Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern time).
Performance Data
      We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.
      Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.
      We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.
Federal Tax Status
       The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.
      We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a “regulated investment company” under Subchapter M of the Code.
      The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.
      The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

Form V-4826

      As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.
      When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.
      A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw a portion of your accumulation value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.
      There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.
      Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for contracts owned by tax-deferred plan.
Tax-Deferred Annuities
      Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase

Form V-4826

the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.
      With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set-up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.
      In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.
Qualified Pension or Profit-Sharing Plans
      Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.
      The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.
Withholding on Annuity Payments
      Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Form V-4826

Individual Retirement Annuities (IRAs)
      See IRA Disclosure Statement (Appendix A), following.
Prior Contracts
Annual Payment Combination Variable Annuity
      Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

	Deduction for	Deduction for	Death	Total*
Portion of Total	Sales	Administrative	Benefit	Combined
Purchase Payments	Expense	Expense	Premium	Deductions

First $10,000	6.3%	2.2%	0.5%	9.0%
Next $15,000	5.5%	2.0%	0.5%	8.0%
Next $25,000	4.8%	1.7%	0.5%	7.0%
Next $50,000	4.0%	1.5%	0.5%	6.0%
Balance over $100,000	3.3%	1.2%	0.5%	5.0%
*Plus 50(cent) per payment
      These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.
      These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.
Variable Interest Annuity
      From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.
Flexible Payment Combination Annuity
      From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

Form V-4826

Multiple Funded Combination Annuity (“Top I”)
      From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or “Top I”) contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.3%.
Investar Vision/ Top Spectrum Flexible Payment Variable Annuity
      From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

Year	Percent

1st and 2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th and later	0%
“Top Tradition” Flexible Purchase Payment Variable Annuity
      From September 10, 1984 to April 30, 2004, we issued “Top Tradition” flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.
“Top Explorer” Flexible Purchase Payment Variable Annuity
      From January 3, 1997 to May 1, 2004, we issued “Top Explorer” flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge was as follows:

Years	Charge

1st	7%
2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th	0%
      Additionally, the “Top Explorer” contracts assessed a $35 contract fee for contracts that had a value of less than $50,000.

Form V-4826

Accumulation Unit Values for Prior Contracts
Annual Payment Combination Variable Annuity

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

VAA Equity	1997	$113.66	$132.97	29,341
	1998	132.97	139.19	26,151
	1999	139.19	165.19	22,199
	2000	165.19	152.69	19,924
	2001	152.69	138.42	17,324
	2002	138.42	111.37	15,237
	2003	111.37	159.16	12,825
	2004	159.16	177.18	12,256
	2005	177.18	186.14	11,298
	2006	186.14	196.59	10,112

VAB Equity	1997	120.48	140.95	22,582
	1998	140.95	147.55	17,171
	1999	147.55	175.11	13,635
	2000	175.11	161.85	10,607
	2001	161.85	146.73	10,406
	2002	146.73	118.05	9,429
	2003	118.05	168.72	8,900
	2004	168.72	187.81	8,746
	2005	187.81	197.31	8,078
	2006	197.31	208.39	7,605
Variable Interest Annuity

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Money Market	1997	$26.20	$27.25	17,074	27,553
	1998	27.25	28.35	15,961	8,368
	1999	28.35	29.39	13,701	6,924
	2000	29.39	30.86	13,178	6,758
	2001	30.86	31.62	5,646	6,496
	2002	31.62	31.65	5,024	3,201
	2003	31.65	31.47	2,093	2,739
	2004	31.47	31.38	1,875	2,561
	2005	31.38	31.89	1,662	2,401
	2006	31.89	32.98	1,650	2,404

Form V-4826

Flexible Payment Combination Annuity

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

VAA Equity	1997	$63.93	$74.73	20,567
	1998	74.73	78.14	18,686
	1999	78.14	92.65	12,092
	2000	92.65	85.55	7,817
	2001	85.55	77.48	7,488
	2002	77.48	62.27	6,091
	2003	62.27	88.91	5,999
	2004	88.91	98.88	5,271
	2005	98.88	103.78	4,490
	2006	103.78	109.50	4,266

VAB Equity	1997	61.58	71.97	1,121
	1998	71.97	75.26	1,141
	1999	75.26	89.23	768
	2000	89.23	82.40	777
	2001	82.40	74.62	787
	2002	74.62	59.98	787
	2003	59.98	85.64	798
	2004	85.64	95.24	740
	2005	95.24	99.95	749
	2006	99.95	105.46	757
Multiple Funded Combination Annuity
(“TOP I”)

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Ohio National Fund, Inc.

VAA Equity	1996	$43.71	$51.17	183,969	0
	1997	51.17	59.81	172,235	0
	1998	59.81	62.54	150,434	0
	1999	62.54	74.15	131,063	0
	2000	74.15	64.47	102,519	0
	2001	64.47	62.01	92,024	0
	2002	62.01	49.84	83,392	0
	2003	49.84	71.16	68,121	0
	2004	71.16	79.14	61,451	0
	2005	79.14	83.06	55,439	0
	2006	83.06	87.63	46,445	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAB Equity	1996	$45.65	$53.44	0	22,720
	1997	53.44	62.46	0	23,678
	1998	62.46	65.32	0	23,801
	1999	65.32	77.44	0	15,771
	2000	77.44	71.51	0	10,553
	2001	71.51	64.76	0	9,481
	2002	64.76	52.05	0	7,635
	2003	52.05	74.32	0	7,102
	2004	74.32	82.65	0	6,657
	2005	82.65	86.74	0	6,088
	2006	86.74	91.52	0	5,417

VAA Money Market	1996	19.12	19.85	19,326	0
	1997	19.85	20.65	17,640	0
	1998	20.65	21.48	24,712	0
	1999	21.48	22.27	19,340	0
	2000	22.27	23.38	15,579	0
	2001	23.38	23.96	16,138	0
	2002	23.96	23.98	9,936	0
	2003	23.98	23.85	9,193	0
	2004	23.85	23.78	7,798	0
	2005	23.78	24.16	5,113	0
	2006	24.16	24.99	3,368	0

VAB Money Market	1996	19.14	19.87	0	6,004
	1997	19.87	20.67	0	6,102
	1998	20.67	21.50	0	4,311
	1999	21.50	22.29	0	4,423
	2000	22.29	23.40	0	4,191
	2001	23.40	23.98	0	4,187
	2002	23.98	24.00	0	4,118
	2003	24.00	23.86	0	3,281
	2004	23.86	23.80	0	3,246
	2005	23.80	24.18	0	2,311
	2006	24.18	25.01	0	2,028

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAA Bond	1996	$27.07	$27.77	26,417	0
	1997	27.77	30.13	19,546	0
	1998	30.13	31.23	18,756	0
	1999	31.23	31.07	18,331	0
	2000	31.07	32.54	8,138	0
	2001	32.54	34.89	8,407	0
	2002	34.89	37.50	7,642	0
	2003	37.50	40.97	7,320	0
	2004	40.97	42.91	6,923	0
	2005	42.91	42.62	6,131	0
	2006	46.62	44.03	5,259	0

VAB Bond	1996	27.05	27.75	0	3,122
	1997	27.75	29.99	0	723
	1998	29.99	31.22	0	2,869
	1999	31.22	31.05	0	2,902
	2000	31.05	35.52	0	712
	2001	35.52	34.87	0	709
	2002	34.87	37.48	0	229
	2003	37.48	40.95	0	225
	2004	40.95	42.88	0	222
	2005	42.88	42.60	0	220
	2006	42.60	44.00	0	215

VAA Omni	1996	29.40	33.60	133,427	0
	1997	33.60	39.27	127,406	0
	1998	39.27	40.60	124,948	0
	1999	40.60	44.72	105,792	0
	2000	44.72	37.67	76,394	0
	2001	37.67	32.39	55,327	0
	2002	32.39	24.73	44,935	0
	2003	24.73	30.88	35,929	0
	2004	30.88	32.72	31,922	0
	2005	32.72	35.43	25,224	0
	2006	35.43	39.71	22,695	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAB Omni	1996	$29.36	$33.56	0	53,263
	1997	33.56	39.22	0	52,426
	1998	39.22	40.55	0	24,611
	1999	40.55	44.66	0	20,370
	2000	44.66	37.61	0	18,791
	2001	37.61	32.34	0	17,790
	2002	32.34	24.70	0	16,747
	2003	24.70	30.84	0	16,325
	2004	30.84	32.67	0	15,919
	2005	32.67	35.38	0	15,726
	2006	35.38	39.60	0	12,506

International	1996	14.70	16.65	116,301	18,085
	1997	16.65	16.82	100,572	15,613
	1998	16.82	17.28	78,452	12,488
	1999	17.28	28.61	63,487	8,563
	2000	28.61	22.02	45,077	7,754
	2001	22.02	15.34	41,535	6,004
	2002	15.34	12.04	37,403	5,018
	2003	12.04	15.79	33,316	4,425
	2004	15.79	17.64	30,030	4,193
	2005	17.64	19.09	21,559	3,487
	2006	19.09	22.52	19,796	3,297

Capital Appreciation	1996	11.37	13.02	11,321	786
	1997	13.02	14.83	21,166	1,426
	1998	14.83	15.54	23,962	5,710
	1999	15.54	16.36	28,664	5,710
	2000	16.36	21.28	13,446	1,332
	2001	21.28	23.09	15,753	1,319
	2002	23.09	18.24	14,507	944
	2003	18.24	23.73	10,658	796
	2004	23.73	26.40	9,412	659
	2005	26.40	27.49	6,683	506
	2006	27.49	31.64	5,166	256

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Millennium	1996	$12.20	$14.21	21,891	0
	1997	14.21	15.24	21,377	0
	1998	15.24	16.67	24,574	0
	1999	16.67	34.04	47,967	0
	2000	34.04	29.89	33,202	1,332
	2001	29.89	24.14	29,355	1,252
	2002	24.14	16.06	27,567	1,299
	2003	16.06	21.87	21,084	1,688
	2004	21.87	23.99	16,110	1,670
	2005	23.99	23.73	9,070	1,578
	2006	23.73	25.21	7,332	1,192

International Small Company	1999	10.00	26.19	231	0
	2000	26.19	18.06	3,990	22
	2001	18.06	12.63	1,074	23
	2002	12.63	10.62	2,198	23
	2003	10.62	16.17	4,373	22
	2004	16.17	19.33	2,137	22
	2005	19.33	24.67	6,104	181
	2006	24.67	30.83	4,252	158

Small Cap Growth	1999	10.00	14.12	783	0
	2000	14.12	11.61	11,912	615
	2001	11.61	6.95	5,020	615
	2002	6.95	4.87	3,365	614
	2003	4.87	7.00	13,349	614
	2004	7.00	7.72	1,864	1,440
	2005	7.72	8.13	4,190	1,438
	2006	8.13	10.10	3,805	612

Mid Cap Opportunity	1999	10.00	13.19	1,630	1,878
	2000	13.19	11.97	16,864	3,577
	2001	11.97	10.30	16,457	1,699
	2002	10.30	7.58	18,199	1,812
	2003	7.58	10.97	7,168	1,817
	2004	10.97	12.32	7,847	1,799
	2005	12.32	13.40	6,768	1,796
	2006	13.40	14.54	4,051	1,798

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Capital Growth	1999	$10.00	$14.20	247	0
	2000	14.20	10.39	3,641	0
	2001	10.39	8.78	3,639	0
	2002	8.78	5.03	4,269	0
	2003	5.03	6.97	3,201	0
	2004	6.97	8.25	3,935	0
	2005	8.25	8.38	1,564	0
	2006	8.38	9.95	1,142	0

S&P 500 Index	1999	10.00	11.09	4,722	0
	2000	11.09	9.91	11,098	6,419
	2001	9.91	8.50	13,014	6,417
	2002	8.50	6.50	18,843	6,415
	2003	6.50	8.22	10,513	7,097
	2004	8.22	8.97	13,918	6,239
	2005	8.97	9.27	11,960	5,641
	2006	9.27	10.57	7,298	4,770

Blue Chip	1999	10.00	10.36	699	0
	2000	10.36	10.36	0	1,050
	2001	10.36	9.81	1,544	1,049
	2002	9.81	7.82	1,543	1,049
	2003	7.82	9.79	1,543	1,049
	2004	9.79	10.61	1,542	1,048
	2005	10.61	10.99	1,542	1,048
	2006	10.99	12.65	1,542	1,048

Aggressive Growth	2000	10.00	9.34	628	0
	2001	9.34	6.30	423	0
	2002	6.30	4.49	422	0
	2003	4.49	5.84	422	0
	2004	5.84	6.29	422	0
	2005	6.29	7.05	0	0
	2006	7.05	7.38	0	0
Nasdaq 100 Index	2000	10.00	6.04	10,831	0
	2001	6.04	4.03	10,989	0
	2002	4.03	2.50	18,145	0
	2003	2.50	3.65	17,203	0
	2004	3.65	3.97	3,327	0
	2005	3.97	3.99	945	0
	2006	3.99	4.20	943	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

High Income Bond	2002	$10.00	$10.02	2,413	184
	2003	10.02	12.17	2,432	190
	2004	12.17	13.32	1,470	160
	2005	13.32	13.57	3,303	155
	2006	13.57	14.79	2,867	160

Bristol	2005	10.00	10.32	308	0
	2006	10.32	11.89	927	0
Goldman Sachs Variable Insurance Trust

Growth & Income	1999	10.00	10.50	81	0
	2000	10.50	9.90	1,413	0
	2001	9.90	8.88	1,419	0
	2002	8.88	7.79	1,418	0
	2003	7.79	9.58	1,417	0
	2004	9.58	11.25	5,276	0
	2005	11.25	11.57	2,285	0
	2006	11.57	14.03	1,532	0

Structured U.S. Equity	1999	10.00	10.92	0	2,216
	2000	10.92	9.97	38	2,215
	2001	9.97	8.51	83	0
	2002	8.51	6.57	0	0
	2003	6.57	8.42	0	0
	2004	8.42	9.57	1,395	0
	2005	9.57	10.08	0	0
	2006	10.08	11.26	0	0

Capital Growth	2000	10.00	10.18	118	0
	2001	10.18	8.61	106	0
	2002	8.61	6.44	89	0
	2003	6.44	7.88	73	0
	2004	7.88	8.51	58	0
	2005	8.51	8.66	49	0
	2006	8.66	9.30	0	1,156

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Janus Aspen Series (Institutional Shares)

Growth	1999	$10.00	$11.66	7,707	0
	2000	11.66	9.85	17,013	1,602
	2001	9.85	7.33	17,297	1,602
	2002	7.33	5.33	9,833	1,602
	2003	5.33	6.95	7,382	1,601
	2004	6.95	7.18	5,953	1,366
	2005	7.18	7.41	4,648	1,201
	2006	7.41	8.16	3,663	1,150

Worldwide Growth	1999	10.00	13.23	3,185	0
	2000	13.23	11.03	26,493	6,449
	2001	11.03	8.46	27,965	2,674
	2002	8.46	6.24	23,137	2,104
	2003	6.24	7.65	14,297	2,103
	2004	7.65	7.93	14,579	1,730
	2005	7.93	8.30	9,299	1,729
	2006	8.30	9.70	6,473	1,728

Balanced	1999	10.00	11.03	9,739	0
	2000	11.03	10.66	20,093	7,965
	2001	10.66	10.05	23,511	7,959
	2002	10.05	9.30	30,791	7,846
	2003	9.30	10.49	22,397	7,848
	2004	10.49	11.26	19,532	8,062
	2005	11.26	12.03	15,867	7,472
	2006	12.03	13.17	10,425	7,474
Janus Aspen Series (Service Shares)

International Growth	2005	10.00	10.94	730	0
	2006	10.94	15.87	10,899	0
Lazard Retirement Series

Lazard Retirement Small Cap	2001	12.62	14.80	5,795	0
	2002	14.80	12.06	2,760	178
	2003	12.06	16.36	614	177
	2004	16.36	18.59	2,062	903
	2005	18.59	19.13	1,350	902
	2006	19.13	21.96	1,424	175

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Lazard Retirement Emerging Markets	2002	$8.36	$8.14	1,492	0
	2003	8.14	12.32	0	0
	2004	12.32	15.91	2,677	0
	2005	15.91	22.15	7,746	0
	2006	22.15	28.48	2,956	442
Old Mutual

Technology & Communications	2000	10.00	5.34	11,257	0
	2001	5.34	2.52	5,945	0
	2002	2.52	1.15	5,943	0
	2003	1.15	1.65	5,940	0
	2004	1.65	1.74	34	0
	2005	1.74	1.89	33	0
	2006	1.89	1.95	32	0
Wells Fargo Variable Insurance Funds

Mid Cap Growth II	1999	10.00	12.92	1,510	0
	2000	12.92	10.88	7,173	0
	2001	10.88	7.45	1,733	0
	2002	7.45	4.60	1,669	0
	2003	4.60	6.11	2,834	0
	2004	6.11	7.20	2,702	0
	2005	7.20	7.81	2,472	0
	2006	7.81	8.85	2,230	0

Opportunity II	2000	10.00	11.77	3,464	337
	2001	11.77	11.21	8,307	337
	2002	11.21	8.11	4,467	336
	2003	8.11	10.99	3,670	1,110
	2004	10.99	12.85	3,842	1,110
	2005	12.85	13.72	3,214	1,110
	2006	13.72	15.22	1,836	336

Multi Cap Value II	2001	10.97	11.30	618	0
	2002	11.30	8.59	618	0
	2003	8.59	11.75	617	0
	2004	11.75	13.57	617	0
	2005	13.57	15.64	616	0
	2006	15.64	17.90	0	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Fidelity Variable Insurance Products Fund (Class 2)

VIP Contra Fund	2001	$9.24	$8.00	4,044	0
	2002	8.00	7.16	4,584	0
	2003	7.16	9.07	7,770	0
	2004	9.07	10.33	6,505	0
	2005	10.33	11.92	13,160	251
	2006	11.92	13.14	12,104	251

VIP Mid Cap	2001	11.17	10.66	1,489	0
	2002	10.66	9.48	5,173	0
	2003	9.48	12.97	8,320	0
	2004	12.97	15.99	6,642	0
	2005	15.99	18.67	10,004	0
	2006	18.67	20.76	8,511

VIP Growth	2000	10.00	8.47	10,725	0
	2001	8.47	6.88	12,332	0
	2002	6.88	4.74	13,980	0
	2003	4.74	6.22	10,525	1,228
	2004	6.22	6.34	11,489	1,181
	2005	6.34	6.62	6,227	1,174
	2006	6.62	6.98	6,185	277
Van Kampen Universal Institutional Funds

U.S. Real Estate	2000	10.00	12.97	6,574	0
	2001	12.97	14.09	365	0
	2002	14.09	13.83	1,779	0
	2003	13.83	18.81	1,089	0
	2004	18.81	25.31	7,435	0
	2005	25.31	29.39	2,072	0
	2006	29.39	40.13	3,701	0
Dow Target 5 Portfolios

First Quarter	2005	10.00	11.59	181	0
	2006	11.59	16.15	181	0
Second Quarter	2005	12.53	12.53	384	0
	2006	12.53	17.09	0	0
Royce Capital Fund

Small Cap Portfolio	2005	10.00	10.32	1,535	0
	2006	10.32	11.80	3,239	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Calvert Variable Series, Inc.

Social Equity	2005	$10.00	$7.50	0	1,050
	2006	7.50	8.17	0	1,049
Investar Vision and Top Spectrum Flexible Payment Variable Annuity

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Ohio National Fund

Money Market	1997	$10.00	$10.39	65,172
	1998	10.39	10.80	122,681
	1999	10.80	11.18	103,091
	2000	11.18	11.73	44,225
	2001	11.73	12.00	70,835
	2002	12.00	12.00	49,201
	2003	12.00	11.93	29,942
	2004	11.93	11.88	253,390
	2005	11.88	12.06	149,232
	2006	12.06	12.46	114,065

Equity	1997	10.00	11.60	82,440
	1998	11.60	12.09	277,925
	1999	12.09	14.30	239,130
	2000	14.30	13.16	233,589
	2001	13.16	11.88	226,355
	2002	11.88	9.52	158,025
	2003	9.52	13.56	142,254
	2004	13.56	15.03	137,163
	2005	15.03	15.73	101,320
	2006	15.73	16.55	58,657

Bond	1997	10.00	10.79	12,183
	1998	10.79	11.20	126,324
	1999	11.20	11.11	85,725
	2000	11.11	11.60	77,334
	2001	11.60	12.40	69,466
	2002	12.40	13.28	81,359
	2003	13.28	14.47	74,590
	2004	14.47	15.11	62,994
	2005	15.11	14.96	50,332
	2006	14.96	15.41	38,047

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Omni	1997	$10.00	$11.61	102,587
	1998	11.61	11.97	300,484
	1999	11.97	13.14	258,876
	2000	13.14	11.04	218,168
	2001	11.04	9.46	179,388
	2002	9.46	7.21	121,552
	2003	7.21	8.97	114,672
	2004	8.97	9.47	89,833
	2005	9.47	10.23	62,008
	2006	10.23	11.43	41,259

S&P 500 Index	1998	10.00	11.45	118,264
	1999	11.45	14.19	324,817
	2000	14.19	12.64	319,024
	2001	12.64	10.81	261,808
	2002	10.81	8.24	189,257
	2003	8.24	10.39	160,544
	2004	10.39	11.31	131,066
	2005	11.31	11.65	102,279
	2006	11.65	13.25	67,923

International	1997	10.00	10.11	86,113
	1998	10.11	10.36	120,242
	1999	10.36	17.11	90,063
	2000	17.11	13.13	81,618
	2001	13.13	9.12	65,664
	2002	9.12	7.13	50,787
	2003	7.13	9.33	50,496
	2004	9.33	10.39	44,121
	2005	10.39	11.22	37,720
	2006	11.22	13.19	27,810

International Small Company	1997	10.00	11.04	16,423
	1998	11.04	11.27	27,971
	1999	11.27	23.17	29,582
	2000	23.17	15.94	29,995
	2001	15.94	11.11	28,137
	2002	11.11	9.31	24,648
	2003	9.31	14.14	25,391
	2004	14.14	16.85	23,943
	2005	16.85	21.44	22,876
	2006	21.44	26.72	19,823

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Capital Appreciation	1997	$10.00	$11.37	93,956
	1998	11.37	11.87	210,773
	1999	11.87	12.46	168,262
	2000	12.46	16.16	135,916
	2001	16.16	17.49	123,301
	2002	17.49	13.77	92,584
	2003	13.77	17.86	81,920
	2004	17.86	19.82	65,541
	2005	19.82	20.57	47,804
	2006	20.57	23.61	34,030

Mid Cap Opportunity	1999	10.00	14.87	240
	2000	14.87	13.45	6,600
	2001	13.45	11.54	5,613
	2002	11.54	8.47	3,301
	2003	8.47	12.22	4,665
	2004	12.22	13.68	2,983
	2005	13.68	14.84	4,178
	2006	14.84	16.05	872

Capital Growth	1999	10.00	30.94	1,323
	2000	30.94	22.58	4,844
	2001	22.58	19.01	4,784
	2002	19.01	10.86	2,916
	2003	10.86	15.01	2,472
	2004	15.01	17.72	2,536
	2005	17.72	17.93	1,524
	2006	17.93	21.25	2,499

High Income Bond	2002	9.36	9.61	499
	2003	9.61	11.64	4,544
	2004	11.64	12.70	5,873
	2005	12.70	12.90	5,409
	2006	12.90	14.01	2,975

Blue Chip	2001	10.57	9.98	198
	2002	9.98	7.93	198
	2003	7.93	9.90	5,708
	2004	9.90	10.70	5,708
	2005	10.70	11.05	1,769
	2006	11.05	12.68	100

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Millennium	1997	$10.00	$10.85	54,898
	1998	10.85	11.84	146,789
	1999	11.84	24.10	148,302
	2000	24.10	21.10	143,410
	2001	21.10	16.99	129,693
	2002	16.99	11.27	94,937
	2003	11.27	15.30	79,920
	2004	15.30	16.74	59,278
	2005	16.74	16.51	42,489
	2006	16.51	17.48	28,776

Aggressive Growth	1997	10.00	11.15	26,996
	1998	11.15	11.86	92,803
	1999	11.86	12.37	91,754
	2000	12.37	8.86	84,382
	2001	8.86	5.96	67,253
	2002	5.96	4.24	45,864
	2003	4.24	5.49	32,512
	2004	5.49	5.90	25,931
	2005	5.90	6.59	19,393
	2006	6.59	6.88	18,438

Small Cap Growth	1999	10.00	14.12	1,003
	2000	14.12	11.57	4,530
	2001	11.57	6.90	3,437
	2002	6.90	4.83	2,950
	2003	4.83	6.92	2,693
	2004	6.92	7.60	2,692
	2005	7.60	7.98	2,258
	2006	7.98	9.89	2,257

Nasdaq 100 Index	2000	10.00	6.03	1,532
	2001	6.03	4.01	1,804
	2002	4.01	2.48	6,071
	2003	2.48	3.61	5,090
	2004	3.61	3.92	3,474
	2005	3.92	3.92	2,754
	2006	3.92	4.12	2,013

Bristol	2006	12.32	11.84	2,837

Bryton Growth	2006	10.12	11.99	33

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Goldman Sachs Variable Insurance Trust

Goldman Sachs Structured U.S. Equity	1999	$10.00	$12.49	9,482
	2000	12.49	11.13	12,704
	2001	11.13	9.66	12,090
	2002	9.66	7.44	11,603
	2003	7.44	9.50	2,232
	2004	9.50	10.77	6
	2005	10.77	11.32	1,462
	2006	11.32	12.60	1,899

Goldman Sachs Capital Growth	1998	10.00	11.58	36,645
	1999	11.58	14.52	55,854
	2000	14.52	13.18	50,896
	2001	13.18	11.12	47,707
	2002	11.12	8.30	30,917
	2003	8.30	10.12	27,886
	2004	10.12	10.89	13,942
	2005	10.89	11.06	13,742
	2006	11.06	11.84	8,736

Goldman Sachs Growth & Income	2006	11.71	12.04	9,002
Janus Aspen Series (Institutional Shares)

Growth	1999	10.00	16.41	14,331
	2000	16.41	13.83	46,083
	2001	13.83	10.26	10,381
	2002	10.26	7.44	35,416
	2003	7.44	9.66	23,316
	2004	9.66	9.96	17,072
	2005	9.96	10.25	11,602
	2006	10.25	11.25	9,669

Worldwide Growth	1998	10.00	10.31	63,482
	1999	10.31	16.72	141,812
	2000	16.72	13.90	153,172
	2001	13.90	10.63	113,857
	2002	10.63	7.81	86,447
	2003	7.81	9.55	66,624
	2004	9.55	9.87	51,613
	2005	9.87	10.31	39,235
	2006	10.31	12.02	18,295

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Balanced	1998	$10.00	$11.96	142,767
	1999	11.96	14.95	401,500
	2000	14.95	14.40	2,675,114
	2001	14.40	13.54	360,910
	2002	13.54	12.49	291,172
	2003	12.49	14.05	244,365
	2004	14.05	15.04	189,347
	2005	15.04	16.01	135,505
	2006	16.01	17.48	88,148
Janus Aspen Series (Service Shares)

International Growth	2006	16.00	15.81	1,573
Lazard Retirement Series

Lazard Retirement Small Cap	2002	12.97	10.53	3,908
	2003	10.53	14.25	2,895
	2004	14.25	16.15	4,166
	2005	16.15	16.56	5,290
	2006	16.56	18.96	2,424

Lazard Retirement Emerging Markets	1997	10.00	9.79	32,560
	1998	9.79	6.03	51,176
	1999	6.03	11.48	43,692
	2000	11.48	8.14	43,587
	2001	8.14	7.62	32,274
	2002	7.62	7.41	28,005
	2003	7.41	11.17	21,514
	2004	11.17	14.38	12,143
	2005	14.38	19.97	11,475
	2006	19.97	25.60	8,469
Legg Mason

All Cap	2006	10.20	11.87	721
MFS Variable Insurance Trust

MFS Total Return	2002	10.00	10.18	4,080
	2003	10.18	11.64	8,712
	2004	11.64	12.75	28,501
	2005	12.75	12.90	36,869
	2006	12.90	14.21	27,199

Discovery	2006	11.32	15.54	6,065

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Investors Growth	2006	$10.41	$13.76	0

Mid Cap Opportunity	2006	9.74	15.46	1,023
Van Kampen Universal Institutional Funds (Class I)

U.S. Real Estate	1999	10.00	8.69	3,270
	2000	8.69	11.08	11,549
	2001	11.08	12.00	10,323
	2002	12.00	11.74	391
	2003	11.74	15.92	771
	2004	15.92	21.41	5,660
	2005	21.41	24.72	3,390
	2006	24.72	33.65	6,690
Old Mutual

Technology & Communications	2000	10.00	5.33	5,248
	2001	5.33	2.51	4,693
	2002	2.51	1.14	5,966
	2003	1.14	1.63	11,329
	2004	1.63	1.71	5,204
	2005	1.71	1.86	3,156
	2006	1.86	1.92	3,156
PIMCO Variable Insurance Trust

Real Return	2002	10.00	10.66	1,781
	2003	10.66	11.45	5,612
	2004	11.45	12.29	6,996
	2005	12.29	12.38	7,103
	2006	12.38	12.30	7,567

Total Return	2002	10.00	10.42	247
	2003	10.42	10.79	2,505
	2004	10.79	11.16	2,058
	2005	11.16	11.28	7,338
	2006	11.28	11.55	2,467

Global Bond	2006	12.31	12.49	1,342
Prudential

Prudential 20/20 Focus	2006	17.02	19.40	4,772

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Well Fargo

Mid Cap Growth II	1999	$10.00	$21.58	1,645
	2000	21.58	18.13	8,789
	2001	18.13	12.38	11,444
	2002	12.38	7.62	9,488
	2003	7.62	10.09	9,422
	2004	10.09	11.85	9,754
	2005	11.85	12.81	5,091
	2006	12.81	15.34	769

Opportunity II	1999	10.00	12.69	118
	2000	12.69	13.35	647
	2001	13.35	12.67	3,911
	2002	12.67	9.15	7,451
	2003	9.15	12.36	6,973
	2004	12.36	14.41	6,383
	2005	14.41	15.33	4,622
	2006	15.33	16.96	2,670

Multi Cap Value II	2001	9.56	9.82	2,201
	2002	9.82	7.44	0
	2003	7.44	10.16	0
	2004	10.16	11.70	0
	2005	11.70	13.44	2,057
	2006	13.44	14.49	3,222
Fidelity Variable Insurance Products Fund (Service Class 2)

VIP Contra Fund	2001	9.22	7.96	2,725
	2002	7.96	7.10	2,365
	2003	7.10	8.97	9,200
	2004	8.97	10.19	14,766
	2005	10.19	11.73	12,539
	2006	11.73	12.89	11,103

VIP Mid Cap	2000	10.00	11.15	2,296
	2001	11.15	10.61	1,406
	2002	10.61	9.41	3,942
	2003	9.41	12.83	5,181
	2004	12.83	15.77	8,169
	2005	15.77	18.36	9,823
	2006	18.36	20.35	5,564

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

VIP Growth	2000	$10.00	$8.45	2,662
	2001	8.45	6.85	5,871
	2002	6.85	4.71	5,217
	2003	4.71	6.15	9,718
	2004	6.15	6.26	17,382
	2005	6.26	6.51	20,540
	2006	6.51	6.84	16,778

Equity Income	2006	10.11	12.24	94
J.P. Morgan Series Trust II

JPMorgan Small Company	2006	15.12	11.57	33
JPMorgan Mid Cap Value	2006	18.27	11.93	2,049
Van Kampen Universal Institutional Funds (Class II)

Core Plus Fixed Income	2006	12.26	10.34	986
Royce Capital Fund

Small Cap	2006	18.66	11.76	898
Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund	2006	10.06	11.73	3,555
Templeton Foreign	2006	10.44	12.49	1,016
Top Tradition

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Ohio National Fund

VAA Money Market	1996	$16.90	$17.58	175,232	0
	1997	17.58	18.33	122,725	0
	1998	18.33	19.10	133,824	0
	1999	19.10	19.85	241,774	0
	2000	19.85	20.88	144,673	0
	2001	20.88	21.43	238,064	0
	2002	21.43	21.49	244,915	0
	2003	21.49	21.42	198,840	0
	2004	21.42	21.40	122,529	0
	2005	21.40	21.79	85,123	0
	2006	21.79	22.58	101,475	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAB Money Market	1996	$17.05	$17.73	0	83,494
	1997	17.73	18.48	0	80,528
	1998	18.48	19.27	0	54,060
	1999	19.27	20.02	0	129,935
	2000	20.02	21.05	0	54,882
	2001	21.05	21.62	0	143,776
	2002	21.62	21.68	0	99,162
	2003	21.68	21.60	0	69,694
	2004	21.60	21.58	0	46,172
	2005	21.58	21.97	0	40430
	2006	21.97	22.77	0	38,685

VAA Equity	1996	37.62	44.03	1,505,499	0
	1997	44.03	51.47	1,554,930	0
	1998	51.47	53.82	1,469,467	0
	1999	53.82	63.81	1,219,724	0
	2000	63.81	58.92	1,047,847	0
	2001	58.92	53.36	987,197	0
	2002	53.36	42.89	847,700	0
	2003	42.89	61.24	780,609	0
	2004	61.24	68.10	693,379	0
	2005	68.10	71.48	600,566	0
	2006	71.48	75.41	500,404	0

VAB Equity	1996	38.52	45.09	0	680,118
	1997	45.09	52.70	0	695,574
	1998	52.70	55.14	0	670,584
	1999	55.14	65.64	0	566,619
	2000	65.64	60.34	0	485,303
	2001	60.34	54.65	0	430,401
	2002	54.65	43.92	0	335,950
	2003	43.92	62.71	0	295,374
	2004	62.71	69.74	0	262,643
	2005	69.74	73.20	0	220,294
	2006	73.20	77.23	0	189,547

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAA Bond	1996	$24.48	$25.11	139,016	0
	1997	25.11	27.14	128,523	0
	1998	27.14	28.25	136,752	0
	1999	28.25	28.10	115,712	0
	2000	28.10	29.43	91,351	0
	2001	29.43	31.56	118,879	0
	2002	31.56	33.91	134,726	0
	2003	33.91	37.05	109,687	0
	2004	37.05	38.81	91,364	0
	2005	38.81	38.55	83,474	0
	2006	38.55	39.82	66,767	0

VAB Bond	1996	22.65	23.24	0	100,642
	1997	23.24	25.12	0	103,698
	1998	25.12	26.14	0	122,870
	1999	26.14	26.01	0	96,317
	2000	26.01	27.23	0	74,174
	2001	27.23	29.20	0	98,552
	2002	29.20	31.38	0	97,963
	2003	31.38	34.29	0	82,203
	2004	34.29	35.91	0	62,858
	2005	35.91	35.67	0	57,202
	2006	35.67	36.85	0	61,515

VAA Omni	1996	29.34	33.53	1,384,658	0
	1997	33.53	39.18	1,431,184	0
	1998	39.18	40.51	1,380,277	0
	1999	40.51	44.62	1,081,115	0
	2000	44.62	37.58	866,823	0
	2001	37.58	32.31	716,682	0
	2002	32.31	24.68	594,964	0
	2003	24.68	30.81	517,789	0
	2004	30.81	32.64	444,510	0
	2005	32.64	35.35	372,611	0
	2006	35.35	39.62	309,347	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAB Omni	1996	$29.18	$33.35	0	703,470
	1997	33.35	38.97	0	744,774
	1998	38.97	40.29	0	724,292
	1999	40.29	44.38	0	576,927
	2000	44.38	37.38	0	461,399
	2001	37.38	32.14	0	359,975
	2002	32.14	24.55	0	288,071
	2003	24.55	30.64	0	247,514
	2004	30.64	32.47	0	214,582
	2005	32.47	35.16	0	176,533
	2006	35.16	39.41	0	126,702

S&P 500 Index	1997	10.00	13.03	152,864	103,761
	1998	13.03	16.76	684,474	342,016
	1999	16.76	20.82	1,516,466	626,757
	2000	20.82	18.61	1,352,791	572,518
	2001	18.61	15.95	1,203,210	485,469
	2002	15.95	12.21	1,062,848	413,646
	2003	12.21	15.44	986,495	341,395
	2004	15.44	16.81	865,003	310,573
	2005	16.81	17.40	722,817	258,743
	2006	17.40	19.85	557,596	220,650

International	1996	14.70	16.65	2,157,623	1,186,643
	1997	16.65	16.82	2,305,256	1,230,232
	1998	16.82	17.28	1,878,181	1,021,072
	1999	17.28	28.61	1,299,713	755,373
	2000	28.61	22.02	1,190,355	680,017
	2001	22.02	15.34	1,077,389	577,856
	2002	15.34	12.04	933,614	473,133
	2003	12.04	15.79	823,762	383,253
	2004	15.79	17.64	706,998	292,781
	2005	17.64	19.09	616,609	255,683
	2006	19.09	22.52	544,620	212,159

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

International Small Company	1996	$10.13	$11.23	68,964	60,596
	1997	11.23	12.40	115,590	106,262
	1998	12.40	12.70	113,662	111,352
	1999	12.70	26.19	157,347	119,756
	2000	26.19	18.06	174,381	124,693
	2001	18.06	12.63	148,637	109,586
	2002	12.63	10.62	134,150	90,154
	2003	10.62	16.17	131,050	86,116
	2004	16.17	19.33	116,939	67,429
	2005	19.33	24.67	116,404	68,292
	2006	24.67	30.83	106,511	58,981

Capital Appreciation	1996	11.37	13.02	379,717	312,799
	1997	13.02	14.83	550,059	372,993
	1998	14.83	15.54	606,078	366,130
	1999	15.54	16.36	536,419	332,204
	2000	16.36	21.28	438,550	310,191
	2001	21.28	23.09	506,990	311,695
	2002	23.09	28.24	468,721	300,763
	2003	28.24	23.73	418,784	233,847
	2004	23.73	26.40	352,542	188,749
	2005	26.40	27.49	297,867	152,120
	2006	27.49	31.64	231,561	128,979

Mid Cap Opportunity	1997	10.00	13.51	146,772	144,903
	1998	13.51	14.31	467,063	270,510
	1999	14.31	22.96	756,197	376,028
	2000	22.96	20.83	737,706	356,052
	2001	20.83	17.93	694,773	321,519
	2002	17.93	13.19	616,115	284,594
	2003	13.19	19.09	582,520	243,025
	2004	19.09	21.45	504,442	211,731
	2005	21.45	23.33	419,408	163,347
	2006	23.33	25.30	322,989	129,429

Capital Growth	1999	10.00	14.20	14,665	10,147
	2000	14.20	10.39	190,727	82,911
	2001	10.39	8.78	153,164	56,617
	2002	8.78	5.03	139,042	53,604
	2003	5.03	6.97	114,522	42,681
	2004	6.97	8.25	112,136	43,079
	2005	8.25	8.38	90,457	34,954
	2006	8.38	9.95	66,814	29,726

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

High Income Bond	1999	$10.00	$10.29	1,173	1,233
	2000	10.29	9.45	2,313	473
	2001	9.45	9.75	20,599	4,375
	2002	9.75	10.02	27,079	18,792
	2003	10.02	12.17	36,128	15,768
	2004	12.17	13.23	31,474	13,543
	2005	13.23	13.57	41,596	15,778
	2006	13.57	14.79	47,931	17,979

Blue Chip	2000	10.00	10.36	10,270	19,912
	2001	10.36	9.81	42,464	27,256
	2002	9.81	7.82	47,593	26,185
	2003	7.82	9.79	57,233	17,600
	2004	9.79	10.61	50,399	14,125
	2005	10.61	10.99	47,952	11,113
	2006	10.99	12.65	49,044	10,634

Millennium	1996	12.20	14.21	454,045	147,557
	1997	14.21	15.24	649,957	212,467
	1998	15.24	16.67	665,332	236,231
	1999	16.67	34.04	776,055	286,164
	2000	34.04	29.89	755,719	286,083
	2001	29.89	24.14	679,746	243,056
	2002	24.14	16.06	605,966	204,134
	2003	16.06	21.87	541,497	173,031
	2004	21.87	23.99	442,116	147,640
	2005	23.99	23.73	350,949	117,776
	2006	23.73	25.21	283,025	96,206

Aggressive Growth	1996	10.50	10.46	107,442	68,715
	1997	10.46	11.65	178,651	109,334
	1998	11.65	12.42	200,721	104,679
	1999	12.42	13.00	191,692	87,207
	2000	13.00	9.34	241,489	101,866
	2001	9.34	6.30	220,085	93,890
	2002	6.30	4.49	214,617	79,553
	2003	4.49	5.84	212,331	71,645
	2004	5.84	6.29	192,494	55,633
	2005	6.29	7.05	162,770	40,432
	2006	7.05	7.38	143,803	36,306

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Small Cap Growth	1997	$10.00	$9.59	146,611	89,830
	1998	9.59	10.32	138,652	97,692
	1999	10.32	20.92	202,849	139,073
	2000	20.92	17.20	251,363	177,009
	2001	17.20	10.29	201,045	133,771
	2002	10.29	7.21	174,699	110,406
	2003	7.21	10.37	151,471	83,787
	2004	10.37	11.43	122,489	72,248
	2005	11.43	12.04	97,972	57,878
	2006	12.04	14.96	82,488	53,971

Nasdaq 100 Index	2000	10.00	6.05	47,476	17,683
	2001	6.05	4.03	69,922	40,975
	2002	4.03	2.50	86,697	62,682
	2003	2.50	3.65	140,108	45,176
	2004	3.65	3.97	134,268	49,855
	2005	3.97	3.98	100,761	28,135
	2006	3.98	4.20	75,868	13,021

Bristol	2002	10.00	7.84	2,114	0
	2003	7.84	10.27	6,755	518
	2004	10.27	11.04	6,694	0
	2005	11.04	12.23	8,423	0
	2006	12.23	14.09	7,636	0

Bryton Growth	2002	10.00	6.83	3,554	3,132
	2003	6.83	9.16	13,953	1,867
	2004	9.16	9.74	9,643	314
	2005	9.74	10.05	7,262	198
	2006	10.05	11.61	5,945	198

Balanced	2005	10.00	10.19	0	0
	2006	10.19	11.41	4800	0

U.S. Equity	2005	10.00	10.25	0	0
	2006	10.25	10.94	476	0

Covered Call	2005	10.00	10.23	0	0
	2006	10.23	10.54	186	0

Target VIP	2005	10.00	10.12	254	0
	2006	10.12	11.09	58	0

Target Equity/ Income	2005	10.00	10.11	2,020	0
	2006	10.11	10.94	7,614	506

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Dow Target Variable Fund LLC
Dow Target 10 Portfolios

First Quarter	2005	$10.24	$10.12	555	5,096
	2006	10.12	12.90	517	5,095

Second Quarter	2005	12.29	12.16	162	2,640
	2006	12.16	15.59	164	2,639

Third Quarter	2005	11.98	11.85	1,612	971
	2006	11.85	15.00	1,553	971

Fourth Quarter	2005	12.36	12.23	944	2,421
	2006	12.23	15.41	950	2,421

Dow Target 5 Portfolios

First Quarter	2005	11.73	11.59	180	4,851
	2006	11.59	16.15	47	4,822

Second Quarter	2005	12.67	12.53	393	2,700
	2006	12.53	17.09	399	2,653

Third Quarter	2005	9.52	9.42	109	40
	2006	9.42	12.71	125	0

Fourth Quarter	2005	12.88	12.75	113	2,360
	2006	12.75	17.44	117	2,292

Dreyfus Variable Insurance Fund

Appreciation	2003	10.00	11.71	1,874	617
	2004	11.71	12.14	2,964	560
	2005	12.14	12.51	3,560	511
	2006	12.51	14.37	3,747	950
Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income	1999	10.00	10.50	2,420	1,685
	2000	10.50	9.90	18,028	7,957
	2001	9.90	8.88	19,256	9,172
	2002	8.88	7.79	16,086	11,484
	2003	7.79	9.58	19,436	19,703
	2004	9.58	11.25	24,067	19,285
	2005	11.25	11.57	30,489	17,544
	2006	11.57	14.03	41,091	26,681

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Goldman Sachs Structured U.S. Equity	1999	$10.00	$10.92	6,751	6,222
	2000	10.92	9.77	15,496	7,309
	2001	9.77	8.51	11,782	5,966
	2002	8.51	6.57	14,974	8,119
	2003	6.57	8.42	18,201	6,668
	2004	8.42	9.57	21,559	6,673
	2005	9.57	10.08	17,758	5,700
	2006	10.08	11.26	16,827	6,279

Goldman Sachs Capital Growth	1999	10.00	11.18	7,407	0
	2000	11.18	10.18	17,879	4,319
	2001	10.18	8.61	18,972	4,081
	2002	8.61	6.44	20,995	3,571
	2003	6.44	7.89	22,684	2,899
	2004	7.89	8.51	17,062	2,736
	2005	8.51	8.66	16,732	1,884
	2006	8.66	9.30	17,496	1,984
Janus Aspen Series (Institutional Shares)

Growth	1999	10.00	11.66	140,899	70,201
	2000	11.66	9.85	419,996	215,149
	2001	9.85	7.33	402,977	175,696
	2002	7.33	5.33	334,455	137,700
	2003	5.33	6.95	266,246	110,989
	2004	6.95	7.18	211,039	98,679
	2005	7.18	7.41	174,095	74,835
	2006	7.41	8.16	150,173	69,256

Worldwide Growth	1999	10.00	13.23	84,104	30,873
	2000	13.23	11.03	329,043	185,163
	2001	11.03	8.46	307,065	153,709
	2002	8.46	6.24	250,428	124,092
	2003	6.24	7.65	213,452	85,316
	2004	7.65	7.95	164,556	72,089
	2005	7.95	8.30	125,911	52,441
	2006	8.30	9.70	104,692	43,115

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Balanced	1999	$10.00	$11.03	60,253	47,022
	2000	11.03	10.66	270,044	134,438
	2001	10.66	10.05	326,327	118,926
	2002	10.05	9.30	325,549	108,572
	2003	9.30	10.49	303,570	107,943
	2004	10.49	11.26	260,603	95,185
	2005	11.26	12.02	222,441	64,570
	2006	12.02	13.17	194,791	57,926

Janus Aspen Series (Service Shares)

Growth	2000	10.00	8.09	46,806	24,536
	2001	8.09	6.01	62,090	43,180
	2002	6.01	4.36	74,617	33,865
	2003	4.36	5.67	58,463	13,641
	2004	5.67	5.84	62,889	4,244
	2005	5.84	6.07	56,229	4,413
	2006	6.07	6.60	57,146	4,951

International Growth	2005	20.94	20.83	21,603	4,364
	2006	20.83	30.20	43,537	15,814

Worldwide Growth	2000	10.00	8.00	55,698	13,512
	2001	8.00	6.12	73,156	18,962
	2002	6.12	4.50	91,603	19,577
	2003	4.50	5.50	78,874	16,742
	2004	5.50	5.69	80,195	11,016
	2005	5.69	5.94	79,457	9,094
	2006	5.94	6.30	73,429	12,237

Balanced	2000	10.00	9.74	15,548	4,258
	2001	9.74	9.16	45,265	25,268
	2002	9.16	8.46	74,427	29,285
	2003	8.46	9.51	87,012	33,700
	2004	9.51	10.19	85,175	14,579
	2005	10.19	10.85	86,840	13,219
	2006	10.85	11.85	86,356	13,644

J.P. Morgan Series Trust II

JPMorgan Small Company	2002	10.00	8.67	5,552	0
	2003	8.67	11.66	6,664	5,574
	2004	11.66	14.66	14,340	8,376
	2005	14.66	15.00	11,271	6,963
	2006	15.00	17.06	9,414	8,173

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

JPMorgan Mid Cap Value	2001	$10.00	$10.96	2,675	0
	2002	10.96	10.93	18,428	5,834
	2003	10.93	14.01	23,192	6,134
	2004	14.01	16.78	42,936	12,116
	2005	16.78	18.13	68,469	15,320
	2006	18.13	20.95	53,757	14,258
Lazard Retirement Series

Lazard Retirement Small Cap	1999	10.00	10.54	875	698
	2000	10.54	12.62	7,263	11,265
	2001	12.62	14.80	5,795	34,423
	2002	14.80	12.06	103,931	47,501
	2003	12.06	16.36	102,226	33,976
	2004	16.36	18.59	76,754	31,313
	2005	18.59	19.13	68,240	22,395
	2006	19.13	21.96	54,064	15,976

Lazard Retirement Emerging Markets	1999	10.00	12.51	7,037	186
	2000	12.51	8.90	11,322	3,737
	2001	8.90	8.36	12,483	6,276
	2002	8.36	8.14	31,520	12,594
	2003	8.14	12.32	28,285	12,694
	2004	12.32	15.91	32,890	11,218
	2005	15.91	22.16	55,759	18,878
	2006	22.16	28.48	67,867	16,254

International Equity	2005	10.00	10.43	94	656
	2006	10.43	12.64	3,043	1,112

Lazard Retirement Equity	2006	10.25	11.91	478	0

UBS Series Trust

U.S. Allocation	2003	10.00	12.11	1,565	0
	2004	12.11	13.22	3,081	1,569
	2005	13.22	13.94	3,290	1,431
	2006	13.94	15.30	1,909	1,431

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

MFS Variable Insurance Trust

MFS Investors Growth Stock	2001	$10.00	$10.71	2,511	0
	2002	10.71	7.66	3,427	301
	2003	7.66	9.29	4,377	339
	2004	9.29	10.01	4,968	592
	2005	10.01	10.32	2,307	298
	2006	10.32	10.96	2,060	297

MFS Mid Cap Growth	2001	10.00	11.10	425	1,195
	2002	11.10	6.21	1,979	99
	2003	6.21	8.39	8,022	166
	2004	8.39	9.50	9,905	1,319
	2005	9.50	9.66	8,035	1,498
	2006	9.66	9.78	7,718	3,860

MFS New Discovery	2001	10.00	11.55	3,624	0
	2002	11.55	7.79	5,703	236
	2003	7.79	10.29	7,421	1,091
	2004	10.29	10.81	4,849	1,179
	2005	10.81	11.23	2,664	1,289
	2006	11.23	12.54	2,506	1,095

MFS Total Return	2001	10.00	10.26	4,371	349
	2002	10.26	9.60	77,880	23,163
	2003	9.60	11.02	104,144	34,123
	2004	11.02	12.10	117,586	37,343
	2005	12.10	12.28	123,025	30,772
	2006	12.28	13.56	90,029	20,058

Van Kampen Universal Institutional Funds (Class I)

U.S. Real Estate	1999	10.00	10.15	2,245	5,754
	2000	10.15	12.97	34,794	16,383
	2001	12.97	14.09	13,869	7,767
	2002	14.09	13.83	15,072	6,240
	2003	13.83	18.81	22,541	9,846
	2004	18.81	25.38	33,230
	2005	25.38	29.39	47,166	17,085
	2006	29.39	40.13	55,869	19,059

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Van Kampen Universal Institutional Funds (Class II)

Core Plus Fixed Income	2003	$10.00	$11.53	291	281
	2004	11.53	11.87	5	281
	2005	11.87	12.20	6,898	1,956
	2006	12.20	12.50	4,357	713

U.S. Real Estate	2003	10.00	12.80	1,033	20
	2004	12.80	17.23	1,413	1,168
	2005	17.23	19.90	4,628	1,251
	2006	19.90	27.10	8,068	1,284

International Growth	2006	10.00	10.79	116	0

Old Mutual

Technology & Communications	2000	10.00	5.34	87,810	60,363
	2001	5.34	2.52	89,491	42,435
	2002	2.52	1.15	96,108	196,838
	2003	1.15	1.65	109,806	12,966
	2004	1.65	1.74	103,858	11,324
	2005	1.74	1.89	77,348	5,999
	2006	1.89	1.95	65,552	4,728

PIMCO Variable Insurance Trust

Real Return	2002	10.00	10.67	33,034	6,178
	2003	10.67	11.49	60,928	104,730
	2004	11.49	12.38	57,850	111,965
	2005	12.38	12.50	74,919	112,273
	2006	12.50	12.46	7,554	37,971

Total Return	2002	10.00	10.43	12,084	3,759
	2003	10.43	10.84	30,940	99,308
	2004	10.84	11.24	38,222	100,848
	2005	11.24	11.40	47,776	111,265
	2006	11.40	11.71	59,001	104,575

Global Bond	2002	10.00	10.69	8,062	213
	2003	10.69	12.10	12,396	992
	2004	12.10	13.24	15,010	2,181
	2005	13.24	12.23	17,154	3,735
	2006	12.23	12.66	22,023	5,362

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Wells Fargo

Discovery	1999	$10.00	$12.92	15,604	6,551
	2000	12.92	10.88	136,549	72,369
	2001	10.88	7.45	132,257	75,993
	2002	7.45	4.60	191,912	56,003
	2003	4.60	6.11	136,978	34,323
	2004	6.11	7.20	114,311	28,761
	2005	7.20	7.81	93,265	27,204
	2006	7.81	8.85	87,808	18,382

Opportunity	1999	10.00	11.16	1,268	493
	2000	11.16	11.77	28,808	7,605
	2001	11.77	11.21	44,704	13,317
	2002	11.21	8.11	64,592	17,403
	2003	8.11	10.99	64,730	1,110
	2004	10.99	12.85	53,542	13,297
	2005	12.85	13.72	46,503	11,333
	2006	13.72	15.22	45,107	10,198

Multi Cap Value	1999	10.00	10.28	372	559
	2000	10.28	10.97	27,544	14,971
	2001	10.97	11.30	17,541	5,895
	2002	11.30	8.59	9,258	3,816
	2003	8.59	11.75	9,480	4,434
	2004	11.75	13.57	5,182	3,814
	2005	13.57	15.64	5,635	3,404
	2006	15.64	17.90	4,439	3,346

Fidelity Variable Insurance Products Fund

VIP Contra Fund	2000	10.00	9.24	3,208	8,703
	2001	9.24	8.00	20,366	11,459
	2002	8.00	7.16	41,001	32,449
	2003	7.16	9.07	85,522	39,984
	2004	9.07	10.33	47,010	75,024
	2005	10.33	11.92	234,958	101,489
	2006	11.92	13.14	284,381	111,346

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VIP Mid Cap	2000	$10.00	$11.17	32,053	21,875
	2001	11.17	10.66	59,049	52,867
	2002	10.66	9.48	130,804	81,151
	2003	9.48	12.97	142,617	79,182
	2004	12.97	15.99	149,737	81,286
	2005	15.99	18.67	171,224	82,170
	2006	18.67	20.76	174,221	86,619

VIP Growth	2000	10.00	8.47	15,086	23,135
	2001	8.47	6.88	29,089	44,546
	2002	6.88	4.74	40,662	50,852
	2003	4.74	6.22	58,159	1,228
	2004	6.22	6.34	74,724	25,197
	2005	6.34	6.62	68,531	19,908
	2006	6.62	6.98	72,036	18,838

Equity Income	2006	10.12	12.28	26,219	17,778
Royce Capital Fund

Small Cap	2003	10.00	13.98	19,826	4,579
	2004	13.98	17.28	91,396	22,627
	2005	17.28	18.56	130,655	29,735
	2006	18.56	21.21	123,896	27,228

Micro-Cap	2003	10.00	14.71	15,361	7,232
	2004	14.71	16.57	63,769	11,849
	2005	16.57	18.29	52,354	13,830
	2006	18.29	21.90	59,463	15,712
Calvert Variable Series, Inc.

Social Equity	2003	10.00	6.69	19,291	7,851
	2004	6.69	7.09	18,932	7,820
	2005	7.09	7.34	17,644	4,949
	2006	7.34	7.99	16,038	4,789
Prudential Series Fund, Inc.

Jennison 20/20 Focus	2003	10.00	12.35	167	0
	2004	12.35	14.11	1,270	0
	2005	14.11	16.93	3,919	2,739
	2006	16.93	19.02	17,592	4,707

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Jennison	2003	$10.00	$12.16	1,595	182
	2004	12.16	13.13	2,153	353
	2005	13.13	14.81	2,034	549
	2006	14.81	14.85	749	673
Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund	2005	10.00	10.06	2,505	0
	2006	10.06	11.77	49,185	15,448

Franklin Foreign Securities Fund	2005	10.00	10.44	2	0
	2006	10.44	12.54	6,970	4,632

Franklin Flex Cap Growth	2006	10.39	10.81	2,548	0
Legg Mason

All Cap	2006	10.21	11.91	2,542	0
Financial Statements
      The complete financial statements of VAA or VAB, and of Ohio National Life are included in the Statements of Additional Information for VAA and VAB.

Form V-4826

Appendix A
IRA Disclosure Statement
       This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.
Free Look Period
      The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision write or call our administrative office at the address shown below:
The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 — 8:30 a.m. – 4:30 p.m. (Eastern time zone)
Eligibility Requirements
      IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.
Contributions and Deductions
      Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $52,000 in 2007, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $52,000 and $62,000. For married couples filing jointly, the applicable dollar limitation is $83,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $83,000-$93,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $62,000 for individuals and $93,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.
      Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary reduction SEPP-IRA are subject to an inflation-adjusted limit which is $15,500 for 2007.
      The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2007 (increasing to $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2007, and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Form V-4826

      Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.
      The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)
      If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.
      Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).
      An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.
      The contracts are not eligible for use in Puerto Rico IRAs.
IRA for Non-working Spouse
      If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $8,000; or (iii) 100% of your combined gross income.
      Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.
      Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.
Rollover Contribution
      Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds

Form V-4826

from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.
      A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)
Premature Distributions
      At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)
      You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code. unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.
      The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.
Distribution at Retirement
      Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.
Inadequate Distributions — 50% Tax
      Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.
Death Benefits
      If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the

Form V-4826

beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.
Roth IRAs
      Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.
      For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.
      Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.
      “Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.
      Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.
Savings Incentive Match Plan for Employees (SIMPLE)
      An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,500 in 2007. Employees age 50 and older may contribute an additional $2,000 in 2007. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.
Reporting to the IRS
      Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4826

Illustration of IRA Fixed Accumulations

	$1000	$1,000
	Annual	One Time
Year	Contribution	Contribution

1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14
57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52
      Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-6%, Year 2-5%, Year 3-4%, Year 4-3%, Year 5-2%, Year 6-1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form V-4826

Appendix B

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Ohio National Fund
Money Market	1996	$10.84	$11.30	149,846	74,056
	1997	11.30	11.80	179,630	72,534
	1998	11.80	12.32	298,676	163,872
	1999	12.32	12.83	203,404	109,471
	2000	12.83	13.52	99,266	69,764
	2001	13.52	13.91	135,493	119,581
	2002	13.91	13.97	130,479	105,701
	2003	13.97	13.95	98,745	59,329
	2004	13.95	13.97	35,635	13,191
	2005	13.97	14.25	38,666	10,082
	2006	14.25	14.79	53,265	33,797

Equity	1996	12.82	15.04	534,028	405,466
	1997	15.04	17.62	709,738	488,396
	1998	17.62	18.46	755,665	509,665
	1999	18.46	21.93	669,138	480,965
	2000	21.93	20.29	637,164	435,099
	2001	20.29	18.41	605,052	420,320
	2002	18.41	14.83	519,281	336,899
	2003	14.83	21.21	468,185	297,330
	2004	21.21	23.64	406,952	262,303
	2005	23.64	24.86	312,123	210,376
	2006	24.86	26.28	230,792	157,428

Bond	1996	11.13	11.44	82,917	101,403
	1997	11.44	12.39	95,905	98,784
	1998	12.39	12.92	163,496	133,933
	1999	12.92	12.88	152,433	110,307
	2000	12.88	13.51	107,769	77,325
	2001	13.51	14.52	129,082	76,526
	2002	14.52	15.63	107,791	94,133
	2003	15.63	17.12	111,289	77,170
	2004	17.12	17.96	88,151	61,712
	2005	17.96	17.88	74,786	49,472
	2006	17.88	18.50	87,594	65,431

Omni	1996	12.17	13.93	511,033	342,379
	1997	13.93	16.31	699,223	513,134
	1998	16.31	16.90	811,017	558,183
	1999	16.90	18.65	659,687	467,855
	2000	18.65	15.74	492,010	367,136
	2001	15.74	13.56	379,923	262,133
	2002	13.56	10.38	270,802	193,979
	2003	10.38	12.98	222,441	164,162
	2004	12.98	13.78	170,747	136,972
	2005	13.78	14.95	136,855	109,056
	2006	14.95	16.79	110,600	83,447

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

S&P 500 Index	1997	$10.00	$13.06	156,778	116,679
	1998	13.06	16.82	486,237	297,409
	1999	16.82	20.95	682,513	508,584
	2000	20.95	18.76	643,310	444,223
	2001	18.76	16.11	568,161	376,373
	2002	16.11	12.35	454,870	286,685
	2003	12.35	15.65	386,328	264,354
	2004	15.65	17.11	308,745	244,616
	2005	17.11	17.72	229,126	209,039
	2006	17.72	20.24	167,162	156,508

International	1996	12.89	14.63	678,397	674,403
	1997	14.63	14.80	876,940	770,712
	1998	14.80	15.24	690,872	673,379
	1999	15.24	25.29	457,106	462,283
	2000	25.29	19.50	405,646	430,991
	2001	19.50	13.61	336,597	359,879
	2002	13.61	10.70	257,163	256,818
	2003	10.70	14.07	208,100	182,547
	2004	14.07	15.75	167,103	149,308
	2005	15.75	17.08	129,409	117,757
	2006	17.08	20.18	102,521	88,355

International Small Company	1996	10.82	12.02	132,292	178,856
	1997	12.02	13.30	180,385	216,928
	1998	13.30	13.64	144,093	212,244
	1999	13.64	28.20	120,355	140,283
	2000	28.20	19.49	108,743	133,455
	2001	19.49	13.66	95,273	121,151
	2002	13.66	11.50	74,427	101,302
	2003	11.50	17.55	57,050	80,751
	2004	17.55	21.02	45,038	66,705
	2005	21.02	26.88	42,137	62,157
	2006	26.88	33.66	32,964	57,485

Capital Appreciation	1996	12.63	14.48	383,878	243,883
	1997	14.48	16.54	454,490	333,645
	1998	16.54	17.36	464,528	358,863
	1999	17.36	18.31	386,713	304,647
	2000	18.31	23.87	281,873	212,034
	2001	23.87	25.95	269,879	214,554
	2002	25.95	20.54	231,188	192,817
	2003	20.54	26.77	202,810	149,708
	2004	26.77	29.85	178,030	132,037
	2005	29.85	31.14	137,079	112,054
	2006	31.14	35.91	110,552	99,131

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Mid Cap Opportunity	1997	$10.00	$13.54	150,510	142,565
	1998	13.54	14.37	314,342	223,832
	1999	14.37	23.10	408,286	283,664
	2000	23.10	21.00	392,942	287,494
	2001	21.00	18.11	363,743	256,915
	2002	18.11	13.35	300,119	213,781
	2003	13.35	19.36	267,784	178,954
	2004	19.36	21.79	225,163	134,054
	2005	21.79	23.75	166,804	95,999
	2006	23.75	25.81	128,333	77,744

Capital Growth	1999	10.00	14.20	11,597	3,806
	2000	14.20	10.41	54,538	21,462
	2001	10.41	8.81	53,979	17,041
	2002	8.81	5.06	46,297	16,769
	2003	5.06	7.03	44,349	16,087
	2004	7.03	8.34	40,287	11,661
	2005	8.34	8.48	32,916	7,429
	2006	8.48	10.09	19,678	2,960

High Income Bond	2000	10.00	9.47	5,564	1,598
	2001	9.47	9.79	1,024	5,544
	2002	9.79	10.08	1,748	9,715
	2003	10.08	12.27	6,539	12,579
	2004	12.27	13.46	4,357	12,628
	2005	13.46	13.74	14,685	13,264
	2006	13.74	15.00	28,987	17,587

Blue Chip	2000	10.00	10.38	581	1,283
	2001	10.38	9.85	6,350	531
	2002	9.85	7.87	2,729	3,847
	2003	7.87	9.87	9,843	8,008
	2004	9.87	10.72	9,015	9,325
	2005	10.72	11.13	6,365	8,098
	2006	11.13	12.83	6,144	6,905

Millennium	1996	15.89	18.54	337,460	204,017
	1997	18.54	19.93	377,837	238,023
	1998	19.93	21.84	369,788	233,680
	1999	21.84	44.68	343,325	220,471
	2000	44.68	39.32	312,326	211,332
	2001	39.32	31.81	271,408	180,341
	2002	31.81	21.21	229,639	147,878
	2003	21.21	28.93	203,338	120,254
	2004	28.93	31.81	162,308	92,156
	2005	31.81	31.52	109,228	68,302
	2006	31.52	33.55	65,531	46,518

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Aggressive Growth	1996	$12.61	$12.59	118,818	80,875
	1997	12.59	14.04	138,155	110,592
	1998	14.04	15.01	138,327	111,021
	1999	15.01	15.73	98,740	108,828
	2000	15.73	11.33	90,624	101,820
	2001	11.33	7.66	80,930	86,473
	2002	7.66	5.47	69,054	70,450
	2003	5.47	7.13	46,881	59,982
	2004	7.13	7.70	33,943	47,625
	2005	7.70	8.64	25,046	43,493
	2006	8.64	9.06	15,329	37,292

Small Cap Growth	1997	10.00	9.61	133,806	77,677
	1998	9.61	10.36	98,154	68,986
	1999	10.36	21.04	110,748	79,742
	2000	21.04	17.34	119,766	80,072
	2001	17.34	10.36	91,360	66,185
	2002	10.36	7.30	84,761	51,775
	2003	7.30	10.52	76,690	40,962
	2004	10.52	11.62	55,394	25,401
	2005	11.62	12.26	48,640	19,742
	2006	12.26	15.26	38,981	13,864

Nasdaq 100 Index	2000	10.00	6.05	41,735	19,362
	2001	6.05	4.04	67,348	21,247
	2002	4.04	2.51	74,774	23,289
	2003	2.51	3.68	69,975	23,035
	2004	3.68	4.01	67,200	20,940
	2005	4.01	4.03	55,705	9,618
	2006	4.03	4.26	34,139	2,247

Bristol	2002	10.00	7.85	4,625	3,038
	2003	7.85	10.31	8,601	7,068
	2004	10.31	11.10	12,814	7,224
	2005	11.10	12.32	11,409	7,057
	2006	12.32	14.22	7,492	2,102

Bryton Growth	2002	10.00	6.84	7,090	3,641
	2003	6.84	9.19	9,615	6,688
	2004	9.19	9.79	11,068	5,576
	2005	9.79	10.12	6,105	5,044
	2006	10.12	11.71	4,198	315

Covered Call	2005	10.00	10.23	196	0
	2006	10.23	10.57	196	0

Balanced	2006	10.20	11.43	1087	0

Target VIP	2006	10.13	11.12	1715	0

Target Equity/Income	2006	10.12	10.96	1622	12,027

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Dow Target Variable Fund LLC

Dow Target 10 Portfolios
First Quarter	2005	$11.02	$10.24	491	0
	2006	10.24	13.08	0

Fourth Quarter	2005	13.06	12.36	339	0
	2006	12.36	15.61	330

Dow Target 5 Portfolios
Third Quarter	2006	9.52	12.87	0	99

Fourth Quarter	2005	12.10	12.88	600	3,282
	2006	12.88	17.66	453

Dreyfus Variable Insurance Fund
Appreciation	2003	10.00	11.73	0	0
	2004	11.73	12.18	0	828
	2005	12.18	12.57	0	1,430
	2006	12.57	14.48	0	185

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income	1999	10.00	10.51	0	437
	2000	10.51	9.92	1,461	1,195
	2001	9.92	8.92	916	1,902
	2002	8.92	7.84	1,512	1,629
	2003	7.84	9.66	1,774	4,255
	2004	9.66	11.37	5,020	7,620
	2005	11.37	11.71	6,965	7,085
	2006	11.71	14.23	16,084	11,846

Goldman Sachs Structured U.S. Equity	1999	10.00	10.93	1,589	6,222
	2000	10.93	9.79	2,471	3,025
	2001	9.79	8.54	3,786	3,278
	2002	8.54	6.61	2,145	3,330
	2003	6.61	8.49	4,818	7,005
	2004	8.49	9.67	4,797	5,231
	2005	9.67	10.20	3,357	5,190
	2006	10.20	11.42	1,875	3,004

Goldman Sachs Capital Growth	2000	10.00	10.20	2,166	632
	2001	10.20	8.65	7,509	632
	2002	8.65	8.30	5,440	568
	2003	8.30	7.95	3,825	1,192
	2004	7.95	8.60	2,591	1,192
	2005	8.60	8.77	2,973	1,192
	2006	8.77	9.44	2,417	1,156

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Janus Aspen Series (Institutional Shares)
Large Cap Growth	1999	$10.00	$11.66	44,858	27,443
	2000	11.66	9.88	174,803	128,603
	2001	9.88	7.37	149,573	92,363
	2002	7.37	5.36	112,249	59,325
	2003	5.36	7.00	87,949	57,339
	2004	7.00	7.26	76,951	40,419
	2005	7.26	7.50	47,032	29,501
	2006	7.50	8.28	35,885	13,218

Worldwide Growth	1999	10.00	13.23	19,886	28,058
	2000	13.23	11.06	145,826	115,518
	2001	11.06	8.50	134,429	89,086
	2002	8.50	6.28	84,760	68,354
	2003	6.28	7.71	59,560	52,538
	2004	7.71	8.01	39,696	32,134
	2005	8.01	8.40	21,516	21,382
	2006	8.40	9.84	11,082	14,467

Balanced	1999	10.00	11.03	48,823	4,391
	2000	11.03	10.68	198,240	63,980
	2001	10.68	10.09	197,509	87,320
	2002	10.09	9.36	198,509	69,027
	2003	9.36	10.58	132,623	51,703
	2004	10.58	11.38	104,122	37,125
	2005	11.38	12.17	65,259	18,075
	2006	12.17	12.36	47,516	12,163

Janus Aspen Series (Service Shares)
Large Cap Growth	2000	10.00	8.10	36,713	11,968
	2001	8.10	6.03	67,858	17,149
	2002	6.03	4.38	42,173	15,087
	2003	4.38	5.71	23,594	11,738
	2004	5.71	5.89	21,338	7,857
	2005	5.89	6.08	20,034	7,055
	2006	6.08	6.69	13,130	4,443

International Growth	2003	10.00	13.61	0	0
	2004	13.61	16.01	1,674	1,455
	2005	16.01	20.94	9,531	4,879
	2006	20.94	30.42	14,907	11,373

Worldwide Growth	2000	10.00	8.01	30,167	11,512
	2001	8.01	6.14	48,371	13,618
	2002	6.14	4.52	35,573	12,865
	2003	4.52	5.54	28,186	10,461
	2004	5.54	5.74	23,884	7,148
	2005	5.74	6.01	22,398	7,148
	2006	6.01	7.02	15,588	6,717

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Balanced	2000	$10.00	$9.75	34,442	10,722
	2001	9.75	9.19	76,989	18,067
	2002	9.19	8.50	68,185	25,273
	2003	8.50	9.58	62,173	22,045
	2004	9.58	10.28	62,865	20,278
	2005	10.28	10.97	55,547	20,803
	2006	10.97	12.01	49,641	20,986

J.P. Morgan Series Trust II
JPMorgan Small Company	2002	10.00	8.87	626	1,016
	2003	8.87	11.70	351	1,814
	2004	11.70	14.75	7	2,278
	2005	14.75	15.12	358	5,540
	2006	15.12	17.24	358	1,430

JPMorgan Mid Cap Value	2002	10.00	10.96	2,940	2,486
	2003	10.96	14.07	9,801	5,102
	2004	14.07	16.89	19,008	7,811
	2005	16.89	18.28	24,543	10,963
	2006	18.28	21.17	17,798	9,336

Lazard Retirement Series
Lazard Retirement Small Cap	1999	10.00	10.54	299	0
	2000	10.54	12.65	1,113	2,010
	2001	12.65	14.87	20,065	15,301
	2002	14.87	12.13	30,599	18,820
	2003	12.13	16.50	29,707	16,318
	2004	16.50	18.78	29,999	16,014
	2005	18.78	19.36	30,037	13,880
	2006	19.36	22.27	21,869	9,897

Lazard Retirement Emerging Markets	1999	10.00	12.52	0	157
	2000	12.52	8.92	1,167	1,575
	2001	8.92	8.39	1,047	1,418
	2002	8.39	8.19	10,946	3,752
	2003	8.19	12.42	11,990	10,753
	2004	12.42	16.07	17,239	8,687
	2005	16.07	22.43	26,504	19,296
	2006	22.43	28.88	25,045	13,837

Lazard International Equity	2005	10.00	10.43	2,531	0
	2006	10.43	12.67	6,646	1,537

MFS Variable Insurance Trust
MFS Investors Growth Stock	2001	10.00	10.72	910	0
	2002	10.72	7.68	3,906	0
	2003	7.68	9.33	3,715	0
	2004	9.33	10.08	6,338	0
	2005	10.08	10.41	6,523	0
	2006	10.41	11.07	3,866	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

MFS Mid Cap Growth	2001	$10.00	$11.11	48	453
	2002	11.11	6.23	660	1,107
	2003	6.23	8.43	14,883	2,412
	2004	8.43	9.56	6,140	2,257
	2005	9.56	9.74	7,619	2,037
	2006	9.74	9.88	7,385	671

MFS New Discovery	2001	10.00	11.56	0	455
	2002	11.56	7.81	459	1,092
	2003	7.81	10.33	571	1,092
	2004	10.33	10.87	571	1,092
	2005	10.87	11.32	571	518
	2006	11.32	12.67	241	159

MFS Total Return	2001	10.00	10.26	537	2,045
	2002	10.26	9.63	71,435	24,814
	2003	9.63	11.07	97,808	39,031
	2004	11.07	12.18	114,704	54,475
	2005	12.18	12.38	110,150	57,030
	2006	12.38	13.70	82,282	34,216

Van Kampen Universal Institutional Funds (Class I)
U.S. Real Estate	1999	10.00	10.15	1,072	0
	2000	10.15	13.00	259	1,969
	2001	13.00	14.16	1,196	3,205
	2002	14.16	13.92	1,996	1,236
	2003	13.92	18.97	12,211	0
	2004	18.97	25.64	14,291	3,334
	2005	25.64	29.75	21,233	5,978
	2006	29.75	40.70	21,274	9,492

Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income	2003	10.00	11.55	0	0
	2004	11.55	11.91	0	183
	2005	11.91	12.27	3,038	1,005
	2006	12.27	12.59	1,067	378

U.S. Real Estate	2003	10.00	12.82	3,423	0
	2004	12.82	17.29	5,695	1,658
	2005	17.29	20.00	4,221	253
	2006	20.00	27.29	5,068	1,242

Old Mutual
Technology & Communications	2000	10.00	5.35	18,409	26,798
	2001	5.35	2.53	20,410	30,905
	2002	2.53	1.15	16,948	22,953
	2003	1.15	1.66	16,840	21,248
	2004	1.66	1.75	8,853	16,674
	2005	1.75	1.91	5,905	1,811
	2006	1.91	1.98	5,905	1,722

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

PIMCO Variable Insurance Trust
Real Return	2002	$10.00	$10.68	6,412	5,849
	2003	10.68	11.53	40,178	20,046
	2004	11.53	12.44	41,648	15,925
	2005	12.44	12.59	52,018	16,821
	2006	12.59	12.57	73,608	17,526

Total Return	2002	10.00	10.44	10,820	846
	2003	10.44	10.87	32,227	3,344
	2004	10.87	11.30	38,494	4,531
	2005	11.30	11.47	41,173	5,234
	2006	11.47	11.81	40,019	9,561

Global Bond	2002	10.00	10.70	2,033	851
	2003	10.70	12.14	5,227	2,802
	2004	12.14	13.30	6,872	1,376
	2005	13.30	12.31	2,779	983
	2006	12.31	12.77	6,803	806

Prudential Series Fund
Jennison	2003	10.00	12.17	0	231
	2004	12.17	13.18	1,955	734
	2005	13.18	14.89	2,483	2,037
	2006	14.89	14.96	2,129	503

Jennison 20/20 Focus	2003	10.00	12.38	0	0
	2004	12.38	14.16	0	0
	2005	14.16	17.01	1,499	3,447
	2006	17.01	19.15	2,650	761

Wells Fargo
Mid Cap Growth II	1999	10.00	12.92	5,045	2,140
	2000	12.92	10.91	54,700	44,498
	2001	10.91	7.48	48,707	43,264
	2002	7.48	4.63	32,322	25,386
	2003	4.63	6.16	24,446	29,723
	2004	6.16	7.27	13,515	21,359
	2005	7.27	7.90	11,311	14,588
	2006	7.90	8.98	11,293	8,437

Opportunity II	2000	10.00	11.79	13,525	8,911
	2001	11.79	11.25	23,185	12,170
	2002	11.25	8.16	28,890	12,444
	2003	8.16	11.08	31,462	15,722
	2004	11.08	12.99	20,696	10,613
	2005	12.99	13.88	12,755	8,451
	2006	13.88	15.44	10,941	7,899

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Multi Cap Value II	1999	$10.00	$10.29	1,392	1,392
	2000	10.29	10.99	3,752	3,506
	2001	10.99	11.34	2,201	19,922
	2002	11.34	8.64	8,155	14,619
	2003	8.64	11.85	7,179	14,471
	2004	11.85	13.71	5,600	12,462
	2005	13.71	15.83	5,600	12,651
	2006	15.83	18.16	4,561	12,651
Fidelity Variable Insurance Products Fund
VIP Contra Fund	2000	10.00	9.26	3,564	146
	2001	9.26	8.03	17,151	1,149
	2002	8.03	7.19	41,886	15,656
	2003	7.19	9.14	69,265	28,637
	2004	9.14	10.43	68,693	42,565
	2005	10.43	12.06	86,323	58,109
	2006	12.06	13.32	86,470	69,573

VIP Mid Cap	2000	10.00	11.18	8,811	5,968
	2001	11.18	10.69	29,783	16,420
	2002	10.69	9.54	64,497	27,653
	2003	9.54	13.06	80,477	23,165
	2004	13.06	16.14	102,881	31,391
	2005	16.14	18.88	87,829	35,686
	2006	18.88	21.03	83,265	22,685

VIP Equity Income	2003	10.00	11.16	1,749	839
	2004	11.16	12.30	14,449	9,686
	2005	12.30	12.87	14,967	9,581
	2006	12.87	15.30	16,060	7,110

VIP Growth	2000	10.00	8.48	5,624	5,604
	2001	8.48	6.90	18,402	10,268
	2002	6.90	4.77	24,373	15,658
	2003	4.77	6.26	50,194	30,682
	2004	6.26	6.40	33,614	33,651
	2005	6.40	6.70	36,291	22,808
	2006	6.70	7.07	20,080	12,624

Royce Capital Fund
Small Cap	2003	10.00	14.00	4,071	2,389
	2004	14.00	17.34	23,735	11,841
	2005	17.34	18.66	30,127	10,273
	2006	18.66	21.37	27,390	12,153
Micro-Cap	2003	10.00	14.73	4,460	1,466
	2004	14.73	16.62	8,973	3,685
	2005	16.62	18.39	9,689	2,295
	2006	18.39	22.06	8,704	5,850

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Calvert Variable Series, Inc.
Social Equity	2003	$10.00	$6.79	10,620	5,418
	2004	6.79	7.21	7,858	5,147
	2005	7.21	7.47	7,136	3,866
	2006	4.47	8.14	6,275	3,182

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund	2005	10.00	10.06	2,445	199
	2006	10.06	11.79	18,135	17,916

Franklin Flex Cap Securities Fund	2005	10.00	10.39	2,714	0
	2006	10.39	10.83	5,295	0

Templeton Foreign	2006	10.44	12.57	257	5,378

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	2006	10.00	10.17	524,423	97

Legg Mason Partners Variable Portfolios I, Inc.
All Cap	2006	10.20	11.94	0	312

Total Return	2006	10.23	11.41	0	976

Form V-4826

Statement of Additional Information Contents

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities (VAA only)
Financial Statements

Form V-4826

Ohio National Variable Account A
and
Ohio National Variable Account B
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone 800-366-6654
Statement of Additional Information
May 1, 2007
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B (“VAA” and “VAB”) single purchase payment individual variable annuity contracts May 1, 2007. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.

Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Loans Under Tax-sheltered Annuities	5
Financial Statements
“Top Plus”

Custodian
U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, holds custody of VAA’s and VAB’s assets.
Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Accounts A or B and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2006	$80,123,822	$13,243,555
2005	$55,437,760	$10,292,152
2004	$57,887,088	$10,504,630
For contracts issued by VAB, those amounts have been:

2

	Aggregate	Retained
Year	Commissions	Commissions
2006	$48,042	$7,941
2005	$73,028	$13,558
2004	$274,677	$49,845
Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2006, was 5.06%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.
The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2006 (assuming surrender of the contract then) are as follows:

	Fund	Life of				Account	Since
	Inception	Fund	1 Year	5 Year	10 Year	Inception	Inception
Ohio National Fund, Inc.
Aggressive Growth Portfolio	3/31/1995	-0.84%	-1.16%	3.07%	-3.24%	3/31/1995	-0.84%
Balanced Portfolio	5/3/2004	8.92%	6.12%	—	—	5/3/2004	8.92%
Blue Chip Portfolio	5/1/1998	3.29%	9.31%	5.10%	—	5/1/1998	3.29%
Bond Portfolio	11/2/1982	6.53%	-2.49%	4.64%	4.93%	11/2/1982	6.53%
Bristol Portfolio	5/1/2002	7.51%	9.38%	—	—	5/1/2002	7.51%
Bryton Growth Portfolio	5/1/2002	3.07%	9.70%	—	—	5/1/2002	3.07%
Capital Appreciation Portfolio	4/30/1994	10.62%	9.34%	6.41%	9.50%	4/30/1994	10.62%
Capital Growth Portfolio	5/1/1998	9.63%	13.06%	2.39%	—	5/1/1998	9.63%
Covered Call Portfolio	5/3/2004	3.15%	-2.77%	—	—	5/3/2004	3.15%
Equity Portfolio	1/14/1971	8.68%	-0.28%	7.07%	5.74%	1/14/1971	8.68%
High Income Bond Portfolio	5/1/1998	4.49%	3.15%	8.62%	—	5/1/1998	4.49%
International Portfolio	5/3/1993	6.33%	12.17%	7.90%	3.27%	5/3/1993	6.33%
International Small Company Portfolio	3/31/1995	10.88%	19.22%	19.57%	10.85%	3/31/1995	10.88%
Mid Cap Opportunity Portfolio	1/3/1997	9.96%	2.67%	7.04%	—	1/3/1997	9.96%
Millennium Portfolio	4/30/1994	10.03%	0.42%	0.68%	6.11%	4/30/1994	10.03%
Money Market Portfolio	7/31/1980	5.04%	-2.16%	0.86%	2.73%	7/31/1980	5.04%
Nasdaq-100 Index Portfolio	5/1/2000	-12.03%	-0.35%	0.67%	—	5/1/2000	-12.03%
Omni Portfolio	9/10/1984	6.59%	6.31%	4.03%	1.89%	9/10/1984	6.59%
S&P 500 Index Portfolio	1/3/1997	7.32%	8.27%	4.34%	—	1/3/1997	7.32%
Small Cap Growth Portfolio	1/2/1997	4.32%	18.49%	7.69%	—	1/3/1997	4.32%
Target Equity/Income Portfolio	11/2/2005	4.00%	2.39%	—	—	11/2/2005	4.00%
Target VIP Portfolio	11/2/2005	5.30%	3.78%	—	—	11/2/2005	5.30%
U.S. Equity Portfolio	5/3/2004	10.43%	0.97%	—	—	5/3/2004	10.43%

Calvert Variable Series, Inc.
Social Equity Portfolio	5/1/2002	4.84%	3.08%	—	—	5/1/2003	9.54%

Dow Target Variable Fund, LLC
Dow Target 10 - First Quarter Portfolio	1/4/1999	3.47%	21.72%	5.60%	—	1/4/1999	3.47%
Dow Target 10 - Second Quarter Portfolio	4/1/1999	5.24%	22.48%	7.79%	—	4/1/1999	5.24%
Dow Target 10 - Third Quarter Portfolio	7/1/1999	2.42%	20.82%	6.05%	—	7/1/1999	2.42%
Dow Target 10 - Fourth Quarter Portfolio	10/2/1999	4.13%	20.28%	6.25%	—	10/1/1999	-22.62%
Dow Target 5 - First Quarter Portfolio	1/1/2000	7.31%	33.58%	8.49%	—	1/3/2000	7.31%
Dow Target 5 - Second Quarter Portfolio	4/1/2000	8.48%	30.64%	9.31%	—	4/1/2000	8.48%
Dow Target 5 - Third Quarter Portfolio	7/1/2000	3.96%	29.16%	2.75%	—	7/1/2000	3.96%
Dow Target 5 - Fourth Quarter Portfolio	10/1/1999	3.75%	31.10%	6.46%	—	10/1/1999	3.75%

Dreyfus Variable Investment Fund
Appreciation Portfolio	12/29/1999	1.64%	9.17%	3.67%	—	5/1/2003	10.00%

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio	1/31/1995	13.03%	4.44%	10.38%	9.87%	5/1/2000	4.39%
VIP Growth Portfolio	10/31/1986	9.38%	-0.38%	0.09%	5.27%	5/1/2000	-5.07%
VIP Mid Cap Portfolio	12/31/1998	17.60%	5.40%	14.25%	—	5/1/2000	11.80%
VIP Equity-Income Portfolio	10/9/1986	10.21%	12.86%	7.43%	7.99%	10/1/2003	22.01%

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund	1/6/1999	8.71%	11.19%	11.09%	—	5/2/2005	10.15%
Franklin Flex Cap Growth Securities Fund	5/2/2005	6.78%	-1.73%	—	—	5/2/2005	6.78%
Templeton Foreign Securities Fund	5/1/1997	6.81%	14.36%	10.03%	—	5/2/2005	17.23%

3

	Fund	Life of				Account	Since
	Inception	Fund	1 Year	5 Year	10 Year	Inception	Inception
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth & Income Fund	1/12/1998	4.47%	15.54%	9.53%	—	5/1/1998	2.65%
Goldman Sachs Structured U.S. Equity Fund	2/12/1998	4.40%	5.89%	5.65%	—	5/1/1998	3.20%
Goldman Sachs Capital Growth Fund	4/30/1998	2.11%	1.59%	1.39%	—	5/1/1998	2.07%

J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio	1/3/1995	10.02%	7.98%	8.75%	7.05%	4/30/1998	4.75%
JPMorgan Mid Cap Value Portfolio	9/28/2001	15.52%	9.80%	13.82%	—	11/1/2001	15.54%

Janus Aspen Series (Service Shares)
Large Cap Growth Porfolio	9/13/1993	7.25%	4.14%	1.73%	4.90%	4/30/1998	1.71%
International Growth Portfolio	5/2/1994	14.34%	39.33%	16.79%	12.88%	4/30/1998	10.92%
Worldwide Growth Portfolio	9/13/1993	9.86%	10.89%	2.35%	6.19%	4/30/1998	2.67%
Balanced Portfolio	9/13/1993	10.31%	3.43%	5.17%	9.21%	4/30/1998	6.77%

Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	11/4/1997	8.32%	9.04%	8.13%	—	7/1/1999	9.45%
Lazard Retirement Emerging Markets Portfolio	11/3/1997	10.65%	22.79%	27.89%	—	7/1/1999	13.92%
Lazard Retirement Equity Portfolio	3/18/1998	4.28%	10.44%	5.84%	—	5/2/2005	11.19%
Lazard Retirement International Equity Portfolio	9/1/1998	5.43%	15.44%	11.07%	—	5/2/2005	18.92%

Legg Mason Partners Variable Portfolios I, Inc.
Legg Mason Partners Variable All Cap Portfolio	2/17/1998	9.44%	11.06%	5.48%	—	5/1/1998	8.61%
Legg Mason Partners Variable Total Return Portfolio	2/17/1998	4.19%	5.56%	5.13%	—	5/1/1998	3.83%
Legg Mason Partners Variable Investors Portfolio	2/17/1998	6.74%	11.21%	5.92%	—	5/1/1998	6.10%

MFS® Variable Insurance Trust
MFS® New Discovery Series	5/1/2000	-0.65%	5.93%	1.48%	—	11/1/2001	4.53%
MFS® Investors Growth Stock Series	5/1/2000	-5.43%	0.35%	0.26%	—	11/1/2001	1.81%
MFS® Mid Cap Growth Series	5/1/2000	-5.18%	-4.61%	-2.76%	—	11/1/2001	-0.44%
MFS® Total Return Series	5/1/2000	6.26%	4.63%	5.63%	—	11/1/2001	6.14%

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	4/28/2005	13.78%	3.95%	—	—	5/1/2006	-3.92%

PIMCO Variable Insurance Trust
Real Return Portfolio	9/30/1999	7.44%	-6.18%	6.23%	—	8/1/2002	4.93%
Total Return Portfolio	12/31/1997	4.77%	-3.07%	3.76%	—	8/1/2002	3.44%
Global Bond Portfolio	1/10/2002	7.07%	-2.28%	—	—	8/1/2002	5.32%

The Prudential Series Fund, Inc.
Jennison 20/20 Portfolio	5/2/1999	6.65%	6.60%	8.38%	—	1/3/2000	4.51%
Jennison Portfolio	4/25/1995	8.20%	-5.54%	1.11%	5.91%	1/3/2000	-4.96%

Royce Capital Fund
Royce Micro-Cap Portfolio	12/31/1996	15.54%	13.99%	12.97%	15.53%	5/1/2003	23.65%
Royce Small-Cap Portfolio	12/31/1996	13.96%	8.54%	13.34%	13.95%	5/1/2003	22.56%

(Van Kampen) The Universal Institutional Funds, Inc. (Class II Shares)
Core Plus Fixed Income Porfolio	5/1/2003	2.56%	-3.36%	—	—	5/1/2003	2.56%
U.S. Real Estate Portfolio	5/1/2003	31.31%	30.44%	—	—	5/1/2003	31.31%
International Growth Equity Portfolio	5/1/2006	2.01%	—	—	—	5/1/2006	2.01%
Equity Growth Portfolio	5/5/2003	10.19%	-3.11%	—	—	5/1/2006	-3.33%

4

Loans Under Tax-Sheltered Annuities
Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.
We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).
The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2006 and 2005
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
The Ohio National Life Insurance Company:
We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 2(n) to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts .
/s/ KPMG LLP
Columbus, OH
April 24, 2007

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Balance Sheets
December 31, 2006 and 2005
(Dollars in thousands, except share amounts)

	2006	2005
Assets
Investments (notes 5, 10, and 11):
Securities available-for-sale, at fair value:
Fixed maturities	$5,135,429	6,007,446
Fixed maturities securities on loan	1,101,587	577,985
Equity securities	25,077	22,213
Fixed maturities held-to-maturity, at amortized cost	440,302	511,719
Trading securities, at fair value:
Reinsurance portfolio	5,044	6,697
Seed money	1,978	1,429
Mortgage loans on real estate, net	1,271,736	1,264,158
Real estate, net	4,581	5,959
Policy loans	216,703	195,242
Other long-term investments	14,950	12,996

Total investments	8,217,387	8,605,844

Cash	29,713	76,491
Accrued investment income	92,478	96,016
Deferred policy acquisition costs	868,665	774,299
Reinsurance recoverable (note 16)	1,443,263	1,354,499
Other assets (note 8)	61,120	55,129
Federal income tax receivable	—	4,239
Assets held in separate accounts (note 10)	5,163,034	3,702,369

Total assets	$15,875,660	14,668,886

Liabilities and Stockholder’s Equity
Future policy benefits and claims (note 6)	$8,865,273	9,121,942
Policyholders’ dividend accumulations	55,098	56,372
Other policyholder funds	40,952	41,255
Notes payable (net of unamortized discount of $427 in 2006 and $450 in 2005) (note 7)	99,573	99,550
Federal income taxes (note 9):
Current	4,973	—
Deferred	102,342	121,204
Other liabilities	170,258	181,370
Liabilities related to separate accounts (note 10)	5,163,034	3,702,369

Total liabilities	14,501,503	13,324,062

Commitments and contingencies (notes 9, 11, 15 and 16)

Stockholder’s equity (notes 3 and 13):
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	162,939	162,939
Accumulated other comprehensive income	55,872	103,862
Retained earnings	1,145,346	1,068,023

Total stockholder’s equity	1,374,157	1,344,824

Total liabilities and stockholder’s equity	$15,875,660	14,668,886

See accompanying notes to consolidated financial statements.

2

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Income
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

	2006	2005	2004
Revenues:
Traditional life insurance premiums	$209,290	187,443	162,789
Annuity premiums and charges	69,548	56,079	48,106
Universal life policy charges	92,748	86,124	83,918
Accident and health insurance premiums	19,614	20,201	20,611
Investment management fees	7,620	6,290	5,144
Change in value of trading portfolio	399	279	(30,860)
Change in value of reinsurance derivatives (notes 2(n) and 16)	63	(204)	31,083
Net investment income (note 5)	543,070	564,385	565,775
Net realized losses on investments (note 5)	(14,613)	(38,355)	(24,109)
Other income	48,896	40,800	32,987

	976,635	923,042	895,444

Benefits and expenses:
Benefits and claims	538,823	525,465	515,268
Provision for policyholders’ dividends on participating policies	34,271	31,709	31,003
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	111,063	90,668	76,032
Amortization of deferred policy acquisition costs due to realized gains (losses)	2,606	(3,544)	(2,480)
Other operating costs and expenses (note 12)	128,246	110,313	102,518

	815,009	754,611	722,341

Income before income taxes and cumulative effect of change in accounting principle	161,626	168,431	173,103

Income taxes (note 9):
Current expense	45,650	24,087	51,560
Deferred expense	8,653	26,550	7,847

	54,303	50,637	59,407

Income before cumulative effect of change in accounting principle	107,323	117,794	113,696

Cumulative effect of change in accounting principle, net of tax (notes 2(n) and 9)	—	—	498

Net income	$107,323	117,794	114,194

See accompanying notes to consolidated financial statements.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.
Consolidated Statements of Changes in Stockholder’s Equity
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income	earnings	equity
2004:
Balance, beginning of year	$10,000	149,976	75,614	894,035	1,129,625
Capital contribution from parent (note 13)	—	12,963	—	—	12,963
Dividends to stockholder (note 13)	—	—	—	(30,000)	(30,000)
Comprehensive income:
Net income	—	—	—	114,194	114,194
Other comprehensive income (note 4)	—	—	77,885	—	77,885

Total comprehensive income					192,079

Balance, end of year	$10,000	162,939	153,499	978,229	1,304,667

2005:
Balance, beginning of year	$10,000	162,939	153,499	978,229	1,304,667
Dividends to stockholder (note 13)	—	—	—	(28,000)	(28,000)
Comprehensive income:
Net income	—	—	—	117,794	117,794
Other comprehensive loss (note 4)	—	—	(49,637)	—	(49,637)

Total comprehensive income					68,157

Balance, end of year	$10,000	162,939	103,862	1,068,023	1,344,824

2006:
Balance, beginning of year	$10,000	162,939	103,862	1,068,023	1,344,824
Dividends to stockholder (note 13)	—	—	—	(30,000)	(30,000)
Comprehensive income:
Net income	—	—	—	107,323	107,323
Other comprehensive loss (note 4)	—	—	(47,990)	—	(47,990)

Total comprehensive income					59,333

Balance, end of year	$10,000	162,939	55,872	1,145,346	1,374,157

See accompanying notes to consolidated financial statements.

4

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.
Consolidated Statements of Cash Flows
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

	2006	2005	2004
Cash flows from operating activities:
Net income	$107,323	117,794	114,194
Adjustments to reconcile net income to net cash provided by operating activities
Proceeds from sale of fixed maturities trading	1,945	1,191	629,870
Proceeds from sale of equity securities trading	—	5,969	—
Cost of fixed maturities trading acquired	(486)	(1,375)	(17,599)
Cost of equity securities trading acquired	—	(2)	—
Interest credited to policyholder account values	293,077	299,990	313,721
Universal life and investment-type product policy fees	(94,465)	(83,796)	(75,841)
Capitalization of deferred policy acquisition costs	(191,910)	(162,034)	(147,012)
Amortization of deferred policy acquisition costs	113,669	87,124	73,552
Amortization and depreciation	1,953	1,433	7,670
Realized losses on invested assets, net	14,613	38,355	24,109
Change in value of trading securities	(399)	(279)	30,860
Deferred federal income tax expense	8,653	26,550	7,847
Cumulative effect of change in accounting principle	—	—	(498)
Change in value of reinsurance derivatives	(63)	204	(31,083)
Decrease in accrued investment income	3,538	2,831	11,503
Increase in other assets	(32,340)	(20,838)	(75,110)
Net increase in Separate Accounts	—	—	10,928
Increase in policyholder liabilities	150,720	84,395	129,931
(Decrease) increase in policyholders’ dividend accumulations and other funds	(1,577)	21,285	(2,715)
Increase (decrease) in current income tax payable	9,212	(21,626)	11,161
(Decrease) increase in other liabilities	(11,049)	16,612	(355,347)
Other, net	6,719	657	(3,231)

Net cash provided by operating activities	379,133	414,440	656,910

Cash flows from investing activities:
Proceeds from maturity of fixed maturities available-for-sale	15,300	49,854	56,508
Proceeds from sale of fixed maturities available-for-sale	602,901	759,844	920,058
Proceeds from sale of equity securities	14,287	5,559	15
Proceeds from maturity of fixed maturities held-to-maturity	90,145	146,607	113,867
Proceeds from the sale of held-to-maturity securities	—	—	9,936
Proceeds from repayment of mortgage loans on real estate	199,707	136,099	161,044
Proceeds from sale of real estate	1,111	2,690	543
Cost of fixed maturities available-for-sale acquired	(386,150)	(868,905)	(1,316,910)
Cost of equity securities acquired	(14,051)	(10,283)	(14,755)
Cost of fixed maturities held-to-maturity acquired	(18,000)	(37,402)	(93,827)
Cost of mortgage loans on real estate acquired	(207,021)	(199,559)	(152,107)
Cost of real estate acquired	(566)	(155)	(252)
Change in policy loans, net	(21,461)	(5,634)	(5,344)
Change in other invested assets, net	(2,387)	2,626	37,831

Net cash provided by (used in) investing activities	273,815	(18,659)	(283,393)

Cash flows from financing activities:
Universal life and investment product account deposits	2,177,981	1,571,730	1,549,369
Universal life and investment product account withdrawals	(2,847,707)	(1,915,582)	(1,894,145)
Dividends paid to parent	(30,000)	(28,000)	(30,000)
Debt repayment	—	—	(35,000)

Net cash used in financing activities	(699,726)	(371,852)	(409,776)

Net (decrease) increase in cash and cash equivalents	(46,778)	23,929	(36,259)

Cash and cash equivalents, beginning of year	76,491	52,562	88,821

Cash and cash equivalents, end of year	$29,713	76,491	52,562

Supplemental disclosures:
Income taxes paid	$35,935	32,720	40,947
Interest paid on notes payable	8,000	8,000	9,683
See accompanying notes to consolidated financial statements.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns 51% of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York during 2002 by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (SML) to acquire National Security Life and Annuity Company (NSLAC), formerly known as First ING Life Insurance Company of New York. ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(m)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system.

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.
(Continued)

6

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company attempts to minimize this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company attempts to mitigate this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 55% of total fixed annuity deposits in 2006 and approximately 27% of total fixed annuity deposits in 2005. A change in the status of the Company’s relationship with the largest producer would, at a minimum, require time and effort on the Company’s behalf to replace the stream of new assets. Some of the new production exposure risk is attempted to be mitigated by the use of reinsurance. Each reinsurance contract covers up to 1 1/2 years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company’s total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company’s largest distributor accounted for approximately 52% and 55% of total fixed annuity reserves as of December 31, 2006 and 2005, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Second, in order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.
(Continued)

7

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranty riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB) The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The Annuitization base is equal to premiums less withdrawals rolled up at 6% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. We will refer to the total of these four classes as the G reserves.

As of December 31, 2006, direct G reserves were $10.9 million, ceded G reserves were $(0.1) million and net G reserves were $11.0 million. As of December 31, 2005, direct G reserves were $4.9 million, ceded G reserves were $(0.8) million and net G reserves were $5.8 million.

The total amount at risk under GMDB guarantees is determined by comparing each contract’s account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2006 was $64 million, of which $48 million was reinsured, with a net amount at risk of $16 million. The total amount at risk under GMDB features as of December 31, 2005 was $98 million, of which $76 million was reinsured, with a net amount at risk of $22 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 and 64 as of December 31, 2006 and 2005, respectively.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,443,263 and $1,354,499 as of December 31, 2006 and 2005, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity
(Continued)

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustments to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the existing effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.
(Continued)

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 81.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.1% from the Company’s pricing matrices and 0.5% from other sources.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(m)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies.
(Continued)

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. The process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all fixed maturity and equity securities are reviewed to determine whether impairments should be recorded. For those securities where fair value is less than fifty percent of amortized cost for one month or eighty percent of amortized cost for six consecutive months or more, an analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process includes an assessment of the credit quality of each investment in the entire securities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary (OTI). Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, and (4) the Company’s ability and intent to hold the security to maturity or until recovers in value. To the extent the Company determines that a security is deemed to be other–than-temporarily impaired, the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)	Revenues and Benefits

Traditional Life Insurance Products – Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned
(Continued)

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest income, cost of insurance charges, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products – Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)	Deferred Policy Acquisition Costs (DAC) and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized. For traditional nonparticipating life insurance products, DAC is being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).
(Continued)

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8.58%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money recorded as a general account trading security.

The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a
(Continued)

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 1999 the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

In 2004 the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis.

In 2005 two additional GMDB riders were introduced. The first provides a guaranteed minimum death benefit increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals prior to death. The second provides a guaranteed minimum death benefit increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

In 2006, three new GMDB riders were introduced. The first rider replaced the 2004 version and the second replaced the 2005 version. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002 the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004 the Company introduced a new rider to
(Continued)

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second had an optional five year reset provision. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2004 the Company began selling two versions of a GMWB riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

(e)	Future Policy Benefits

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 6).
(Continued)

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(f)	Participating Business

Participating business represents approximately 8%, 8%, and 9%, of the Company’s ordinary life insurance in force as of December 31, 2006, 2005, and 2004, respectively. The provision for policyholders’ dividends is based on current dividend scales.

(g)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company and its subsidiaries, excluding SMON and NSLAC, are included as part of the consolidated Federal income tax return of its common parent, Ohio National Mutual Holdings, Inc. (ONMH). ONMH cannot include the subsidiaries SMON and NSLAC since ownership requirements of 80% have not been met to file a consolidated return. SMON and NSLAC each file separately their own Federal income tax returns.

(i)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and
(Continued)

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(k)	Goodwill

In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carry amount. The Company conducts annual goodwill impairment testing in the fourth quarter.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. If the carrying value of a reporting unit’s goodwill exceeds fair value, the excess is recognized as an impairment and recorded as a charge against net income.

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.

(m)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant’s Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.
(Continued)

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Summarized financial information of the Closed Block as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006 follows:

	2006	2005
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $349,076 and $341,993, as of December 31, 2006 and 2005, respectively)	$360,645	358,287
Fixed maturity securities held to maturity, at amortized cost	32,047	37,874
Mortgage loans on real estate, net	115,239	109,773
Policy loans	123,067	118,544
Short-term investments	18,863	22,175
Accrued investment income	5,227	5,248
Deferred policy acquisition costs	77,175	78,286
Reinsurance recoverable	1,587	1,649
Other assets	2,884	2,293

	$736,734	734,129

Closed Block liabilities:
Future policy benefits and claims	$749,700	749,263
Policyholders’ dividend accumulations	19,296	21,720
Other policyowner funds	6,206	5,374
Deferred tax liability	4,049	5,703

	$779,251	782,060

(Continued)

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2006	2005	2004
Closed Block revenues and expenses:
Traditional life insurance premiums	$46,112	50,304	54,588
Net investment income	46,153	46,850	48,467
Net realized losses on investments	(578)	(2,781)	(2,094)
Benefits and claims	(55,567)	(57,476)	(61,186)
Provision for policyholders’ dividends on participating policies	(20,948)	(21,196)	(23,297)
Amortization of deferred policy acquisition costs	(4,040)	(4,049)	(4,144)
Other operating costs and expenses	(3,591)	(3,688)	(3,701)

Income before federal income taxes	$7,541	7,964	8,633

(n)	Recently Issued Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132 (R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan
(Continued)

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer without publicly traded equity securities is required to recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after June 15, 2007. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for the Company for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. Earlier application of the recognition or measurement date provisions is encouraged; however, early application must be for all of an employer’s benefit plans. Retrospective application of SFAS 158 is not permitted. The Company currently is evaluating the impact of adopting SFAS 158.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The Company currently is evaluating the impact of adopting SFAS 157.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available
(Continued)

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No . 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. The Company is currently evaluating the impact of adopting FIN 48.

In February, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company plans to adopt SFAS 155 effective January 1, 2007. The Company is currently evaluating the impact of adopting SFAS 155.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by
(Continued)

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. The Company is currently evaluating the impact of adopting SOP 05-1.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued SOP 03-1: Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company’s seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. The amount of unrealized gain related to the seed money interest at the date of the reclassification was $498, net of a federal tax expense of $268. This gain was reported as a cumulative effect of change in accounting principle on the consolidated statement of income. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

(o)	Reclassifications

Certain amounts in the 2005 and 2004 consolidated financial statements have been reclassified to conform to the 2006 presentation.
(Continued)

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

The combined statutory basis net income of ONLIC and ONLAC, after intercompany eliminations, was $70,099, $68,685, and $75,190 for the years ended December 31, 2006, 2005, and 2004, respectively. The combined statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $791,304 and $749,816, as of December 31, 2006 and 2005, respectively. The statutory basis net loss of NSLAC was $(715), $(352), and $(463) for the years ended December 31, 2006, 2005, and 2004, respectively. The statutory basis capital and surplus of NSLAC was $20,013 and $20,735 as of December 31, 2006 and 2005, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.
(Continued)

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders’ equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2006, 2005, and 2004 were as follows:

	2006	2005	2004
Foreign currency translation adjustment	$100	357	1,426
Pension liability adjustment, net of tax	414	(240)	992
Unrealized (losses) gains on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	(71,592)	(74,064)	101,426
Related income tax benefit (expense)	25,041	25,854	(35,385)

	(46,037)	(48,093)	68,459

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	3,004	2,376	(14,501)
Related income tax (expense) benefit	(1,051)	(832)	5,075

	1,953	1,544	(9,426)

Total other comprehensive (loss) income	$(47,990)	(49,637)	77,885

(Continued)

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(5)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2006	2005	2004
Gross investment income
Securities available-for-sale:
Fixed maturities	$401,830	390,936	418,084
Equity securities	102	206	(126)
Fixed maturity trading securities	266	269	24,332
Fixed maturities held-to-maturity	39,882	74,980	50,640
Mortgage loans on real estate	99,568	95,042	98,956
Real estate	715	844	914
Policy loans	12,562	11,945	12,091
Other long-term investments	(414)	2,028	3,377
Short-term	2,629	2,429	507

Total gross investment income	557,140	578,679	608,775

Investment income due to reinsurers	—	—	(25,907)
Interest expense	(8,000)	(8,000)	(9,683)
Other investment expenses	(6,070)	(6,294)	(7,410)

Net investment income	$543,070	564,385	565,775

	Realized gains (losses) on investments
	2006	2005	2004
Securities available-for-sale:
Fixed maturities	$(16,488)	(38,395)	(20,171)
Equity securities	1,386	182	(217)
Fixed maturities held-to-maturity	13	406	(1,494)
Mortgage loans on real estate	(8)	—	(2,841)
Real estate	219	(291)	(75)

Total realized losses on investments	(14,878)	(38,098)	(24,798)

Realized losses recoverable from reinsurers	—	—	727
Change in valuation allowances for mortgage loans on real estate	265	(257)	(38)

Net realized losses on investments	$(14,613)	(38,355)	(24,109)

(Continued)

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Realized losses on investments, as shown in the table above, include write-downs for OTI of $17,182, $41,472, and $31,240 for the years ended December 31, 2006, 2005, and 2004, respectively. As of December 31, 2006, fixed maturity securities with a carrying value of $57,869, which had a cumulative write-down of $53,680 due to OTI, remained in the Company’s investment portfolio.
(Continued)

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Amortized cost and estimated fair value of fixed maturities available-for-sale, trading and held-to-maturity and equities available-for-sale were as follows:

	December 31, 2006
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government	$310,250	5,103	(9,197)	306,156
Federal agency issued securities[1]	171,640	8	(4,920)	166,728
Obligations of states and political subdivisions	81,368	9,658	(205)	90,821
Debt securities issued by foreign governments	31,826	1,116	(95)	32,847
Corporate securities	3,934,253	199,247	(87,526)	4,045,974
Mortgage-backed securities	1,587,769	30,269	(23,548)	1,594,490

Total fixed maturities	$6,117,106	245,401	(125,491)	6,237,016

Equity securities	$21,601	3,600	(124)	25,077

Trading securities:
Fixed maturity corporate securities	$5,186	27	(169)	5,044

Equity securities seed money mutual fund shares	$1,421	557	—	1,978

Fixed maturity securities held-to-maturity:
Obligations of states and political subdivisions	$2,260	348	—	2,608
Debt securities issued by foreign governments	1,000	—	(6)	994
Corporate securities	430,043	21,962	(4,013)	447,992
Mortgage-backed securities	6,999	131	(3)	7,127

Total fixed maturities	$440,302	22,441	(4,022)	458,721

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	December 31, 2005
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government	$197,242	9,750	(2,138)	204,854
Federal agency issued securities[1]	232,785	85	(4,327)	228,543
Obligations of states and political subdivisions	82,818	10,871	(42)	93,647
Debt securities issued by foreign governments	58,300	676	(1,759)	57,217
Corporate securities	4,119,172	270,679	(77,180)	4,312,671
Mortgage-backed securities	1,676,902	39,914	(28,317)	1,688,499

Total fixed maturities	$6,367,219	331,975	(113,763)	6,585,431

Equity securities	$20,246	2,177	(210)	22,213

Trading securities:
Fixed maturity corporate securities	$6,901	49	(253)	6,697

Equity securities seed money mutual fund shares	$1,354	75	—	1,429

Fixed maturity securities held-to-maturity:
Obligations of states and political subdivisions	$2,310	424	—	2,734
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	497,124	32,026	(2,163)	526,987
Mortgage-backed securities	11,285	1,622	—	12,907

Total fixed maturities	$511,719	34,072	(2,163)	543,628

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2006	2005
Gross unrealized gains	$123,386	220,178
Less:
Unrealized gains related to Closed Block	11,569	16,294
Adjustment to future policy benefits and claims	300	2,965
Adjustment to deferred policy acquisition costs	34,001	48,817
Deferred federal income tax	27,915	54,009

	$49,601	98,093

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

	2006	2005	2004
Securities available-for-sale:
Fixed maturities	$(98,302)	(149,437)	145,839
Equity securities	1,509	937	594
The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2006.

	Fixed maturity securities
	Available-for-sale		Trading securities		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$74,888	70,536	—	—	10,392	10,454
Due after one year through five years	868,718	893,243	3,574	3,469	148,545	153,047
Due after five years through ten years	2,426,008	2,430,965	1,486	1,459	165,746	170,275
Due after ten years	2,747,492	2,842,272	126	116	115,619	124,945

	$6,117,106	6,237,016	5,186	5,044	440,302	458,721

(Continued)

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The Company believes that no securities reflected in the tables below were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary as of December 31, 2006 and 2005.

	December 31, 2006
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
U.S. Treasury securities and obligations of U.S. government	$19,234	(650)	225,714	(8,547)	244,948	(9,197)
Federal agency issued securities	49,503	(606)	233,197	(4,314)	282,700	(4,920)
Obligations of states and political subdivisions	19,712	(112)	5,578	(93)	25,290	(205)
Debt securities issued by foreign governments	1,000	(6)	3,713	(95)	4,713	(101)
Corporate securities	724,600	(23,479)	1,054,715	(68,229)	1,779,315	(91,708)
Mortgage-backed securities	177,081	(1,913)	431,440	(21,638)	608,521	(23,551)

Total fixed maturity securities	991,130	(26,766)	1,954,357	(102,916)	2,945,487	(129,682)

Equity securities	1,229	(77)	105	(47)	1,334	(124)

Total impaired securities	$992,359	(26,843)	1,954,462	(102,963)	2,946,821	(129,806)

	December 31, 2005
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
U.S. Treasury securities and obligations of U.S. government	$138,495	(2,138)	—	—	138,495	(2,138)
Federal agency issued securities	165,211	(3,206)	27,279	(1,121)	192,490	(4,327)
Obligations of states and political subdivisions	8,709	(42)	—	—	8,709	(42)
Debt securities issued by foreign governments	45,108	(1,636)	3,444	(123)	48,552	(1,759)
Corporate securities	1,239,323	(42,639)	399,098	(36,957)	1,638,421	(79,596)
Mortgage-backed securities	408,456	(10,453)	182,706	(17,864)	591,162	(28,317)

Total fixed maturity securities	2,005,302	(60,114)	612,527	(56,065)	2,617,829	(116,179)

Equity securities	2,358	(125)	69	(85)	2,427	(210)

Total impaired securities	$2,007,660	(60,239)	612,596	(56,150)	2,620,256	(116,389)

Increases in unrealized losses 12 months or longer are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in the market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these securities until recovery.
(Continued)

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Proceeds from the sale of securities available-for-sale (excluding calls) during 2006, 2005, and 2004 were $545,255, $553,306, and $684,925, respectively. Gross gains of $4,224 ($9,381 in 2005 and $11,324 in 2004) and gross losses of $7,195 ($8,607 in 2005 and $36,880 in 2004) were realized on those sales.

The Company may sell securities held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. In 2004, the Company sold certain held-to-maturities as a result of issuer financial fraud, substantial expected earnings decline by an issuer, and change in investor status from a bondholder to an equity investor through an issuer bankruptcy distribution.

There were no sales of held-to-maturity securities in 2006 or 2005. Proceeds from the sales of held-to-maturity securities in 2004 were $9,936 in 2004. Gross gains were $429 in 2004. Gross realized losses realized on those sales were $40 in 2004.

Investments with a fair value of $15,428 and $16,022 as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $108 in 2006 ($160 in 2005), and corresponding valuation allowance of $0 in 2006 and 2005.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans in 2006 and 2005.

The Company participates in an indemnified securities lending program administered by U.S. Bank in which certain securities are made available for lending. The borrower must deliver to U.S. Bank collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by U.S. Bank from the borrower to secure loans on behalf of the Company is in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be acceptable to U.S. Bank. The Company does not receive the collateral from the borrower. Since the Company does not receive collateral as part of its securities lending agreements, there are no adjustments for collateral recorded in the financial statements. Securities with a market value of $1,101,587 and $577,985 were on loan as of December 31, 2006 and 2005, respectively.

(6)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 82% and 84% of the total liability for future policy benefits as of December 31, 2006 and 2005, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.6%, 4.5%, and 4.7% for the years ended December 31, 2006, 2005, and 2004, respectively.
(Continued)

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

Year of issue	Interest rate
2006, 2005 and 2004	4.0%
2003 and prior	2.25 – 6.00%
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.
(7)	Notes Payable

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. The remaining balance of the 1994 issue was paid off in 2004.

Total interest expense was $8,000, $8,000, and $9,683 for the years ended December 31, 2006, 2005, and 2004, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2006, 2005, and 2004. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31, 2006 and 2005 respectively:
(Continued)

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2006	2005
Unamoritized intangible assets:
Insurance licenses	$275	275
Goodwill	793	793

	$1,068	1,068

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

The goodwill asset is also entirely attributable to the purchase of NSLAC by SMON. Based upon impairment testing for the years ended December 31, 2006, 2005, and 2004, no impairment was deemed necessary.

(9)	Income Tax

The provision for income taxes (benefit) is as follows:

	2006	2005	2004
Current	$45,650	24,087	51,560
Deferred	8,653	26,550	7,847

Provision for income taxes before cumulative effect of change in accounting principle	54,303	50,637	59,407

Provision for cumulative effect of change in accounting principle	—	—	268

Income tax expense	$54,303	50,637	59,675

(Continued)

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31, 2006, 2005, and 2004:

	2006	2005	2004
Pre-tax income times U.S. enacted tax rate	$56,569	58,951	60,586
Tax-preferred investment income	(3,864)	(6,626)	(1,146)
Resolution of tax matters	—	(2,114)	—
Other, net	1,598	426	(33)

Income taxes	$54,303	50,637	59,407

Effective tax rate	33.6%	30.1%	34.3%
The U.S. Federal tax authorities completed their examination of the years ending December 31, 1999 through December 31, 2002. The resolution of tax matters is reported in the components of the rate reconciliation.
(Continued)

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2006 and 2005 relate to the following:

	2006	2005
Deferred tax assets:
Pension and benefit obligations	$12,888	17,805
Future policy benefits	697,536	639,441
Mortgage loans on real estate	2,386	2,224
Net operating loss carryforwards	524	404
Other	11,026	6,519

Total gross deferred tax assets	724,360	666,393

Valuation allowance on deferred tax assets	(389)	(297)

Net deferred tax assets	723,971	666,096

Deferred tax liabilities:
Fixed maturity securities available-for-sale	41,988	76,380
Deferred policy acquisition costs	227,775	199,687
Other fixed maturities, equity securities, and other long-term investments	1,217	688
Fixed assets	4,820	4,034
Reinsurance recoverable	533,450	492,949
Other	17,063	13,562

Total gross deferred tax liabilities	826,313	787,300

Net deferred tax liability	$(102,342)	(121,204)

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances at December 31, 2006.

NSLAC has net operating loss carryforwards of $3,492 that can only be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted tax rate of 15%. The change in the valuation allowance for period ending December 31, 2006, 2005, and 2004 was $92, $0, $60, respectively.
(Continued)

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), statutorily permitted the deferral from taxation a portion of income in a special tax account designated as the Policyholders’ Surplus Account (PSA). DRA eliminated additions to the PSA and the pre-tax balance of the PSA was approximately $5,257 as of December 31, 2004. In that year, the Company considered the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax was provided for such distributions in the consolidated financial statements.

The American Jobs Creation Act of 2004 provided for the suspension of tax on distributions from the PSA made during the period January 1, 2005 through December 31, 2006. The Company evaluated the potential of such provisions. As the Company made distributions in excess of $5,257 during 2005, the PSA liability was eliminated tax free.

(10)	Disclosures about Fair Value of Financial Instruments

SFAS 107 requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The following methods and assumptions were used by the Company in estimating its fair value disclosures:
•	Cash, Short-Term Investments, and Policy Loans – The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

•	Investment Securities – Fair value for equity securities and fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

•	Separate Account Assets and Liabilities – The fair value of assets held in Separate Accounts is based on quoted market prices. The related liabilities are also reported at fair value in amounts equal to the Separate Account assets.

•	Mortgage Loans on Real Estate – The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

•	Deferred and Immediate Annuity and Investment Contracts – Fair value for the Company’s liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses.
(Continued)

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

•	Notes Payable – The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

•	Policyholders’ Dividend Accumulations and Other Policyholder Funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.
The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure were as follows as of December 31:

	2006
	Carrying	Estimated
	amount	fair value
Assets:
Investments:
Securities available for-sale:
Fixed maturities	$6,237,016	6,237,016
Equity securities	25,077	25,077
Fixed maturities held-to-maturity	440,302	458,721
Trading securities:
Reinsurance portfolio	5,044	5,044
Seed money	1,978	1,978
Mortgage loans on real estate	1,271,736	1,298,914
Policy loans	216,703	216,703
Cash	29,713	29,713
Assets held in Separate Accounts	5,163,034	5,163,034

Liabilities:
Guaranteed investment contracts	$294,063	288,882
Individual deferred annuity contracts	3,604,675	3,654,243
Other annuity contracts	650,386	667,439
Policyholders’ dividend accumulations and other policyholder funds	96,050	96,050
Notes payable	99,573	120,417
Liabilities related to Separate Accounts	5,163,034	5,163,034
(Continued)

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2005
	Carrying	Estimated
	amount	fair value
Assets:
Investments:
Securities available for-sale:
Fixed maturities	$6,585,431	6,585,431
Equity securities	22,213	22,213
Fixed maturities held-to-maturity	511,719	543,628
Trading securities:
Reinsurance portfolio	6,697	6,697
Seed money	1,429	1,429
Mortgage loans on real estate	1,264,158	1,323,338
Policy loans	195,242	195,242
Cash	76,491	76,491
Assets held in Separate Accounts	3,702,369	3,702,369

Liabilities:
Guaranteed investment contracts	$296,222	292,296
Individual deferred annuity contracts	4,278,084	4,365,543
Other annuity contracts	674,140	691,434
Policyholders’ dividend accumulations and other policyholder funds	97,627	97,627
Notes payable	99,550	125,969
Liabilities related to Separate Accounts	3,702,369	3,702,369
(11)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $63,723 and $72,376 as of December 31, 2006 and 2005, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.
(Continued)

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 11% of the total loan portfolio as of December 31, 2006.

At December 31, 2006, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $138.6 million and $138.6 million, respectively. At December 31, 2005, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $143.4 million and $135.3 million, respectively.

The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2006 and 2005:

	2006	2005
Mortgage assets by type:
Retail	$340,752	354,475
Office	404,682	427,252
Apartment	89,769	140,918
Industrial	249,296	205,570
Other	193,329	142,300

	1,277,828	1,270,515

Less valuation allowances	6,092	6,357

Total mortgage loans on real estate, net	$1,271,736	1,264,158

(12)	Pensions and Other Postretirement Benefits
(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

The Company also has other deferred compensation and supplementary plans.

The measurement date was December 31.
(Continued)

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLIC does not receive the associated federal Medicare subsidy.

The measurement date was December 31.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement date was December 31.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLIC does not receive the associated federal Medicare subsidy.

The measurement date was December 31.
(Continued)

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2006 and 2005 is as follows:

	Pension benefits		Other benefits
	2006	2005	2006	2005
Change in benefit obligation:
Projected benefit obligation at beginning of year	$69,781	63,785	7,643	8,538
Service cost	3,016	2,229	109	93
Interest cost	4,272	4,125	489	456
Actuarial (gain)/loss	1,010	5,441	404	(1,099)
Benefits paid*	(4,536)	(5,799)	(438)	(345)

Projected benefit obligation at end of year	$73,543	69,781

Accumulated benefit obligation	$64,999	61,023	8,207	7,643

Change in plan assets:
Fair value of plan assets at beginning of year	$37,672	32,769	—	—
Actual return on plan assets	4,801	3,562	—	—
Employer Contribution	—	4,894	—	—
Benefits and expenses paid	(2,362)	(3,553)	—	—

Fair value of plan assets at end of year	$40,111	37,672	—	—

Funded status	$(33,432)	(32,109)	(8,207)	(7,643)
Unrecognized net actuarial (gain) loss	15,342	17,657	(2,214)	(2,736)
Unrecognized prior service benefit	(596)	(820)	(2,712)	(3,216)

Net amount recognized	$(18,686)	(15,272)	(13,133)	(13,595)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
(Continued)

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Pension benefits		Other benefits
	2006	2005	2006	2005
Amounts recognized in the statement of financial position consist of:
Prepaid benefit costs	$6,904	8,173	—	—
Accrued benefit costs	(31,613)	(28,840)	(13,133)	(13,595)
Intangible assets	277	532	—	—
Accumulated other comprehensive income	5,746	4,863	—	—

Net amount recognized	$(18,686)	(15,272)	(13,133)	(13,595)

	Pension benefits
	2006	2005	2004
Components of net periodic benefit cost:
Service cost	$3,016	2,229	2,771
Interest costs	4,272	4,125	3,821
Expected return on plan assets	(2,894)	(2,582)	(2,551)
Amortization of prior service cost	(223)	(220)	(220)
Amortization of net loss	1,418	1,256	1,247

Net periodic benefit cost	$5,589	4,808	5,068

	Other benefits
	2006	2005	2004
Components of net periodic benefit cost:
Service cost	$109	93	178
Interest costs	489	456	535
Amortization of prior service cost	(505)	(505)	(505)
Amortization of net gain	(141)	(310)	(162)

Net periodic benefit cost	$(48)	(266)	46

(Continued)

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Information for pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2006 and 2005 is as follows:

	Pension benefits		Other benefits
	2006	2005	2006	2005
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$32,114	30,546	—	—
Accumulated benefit obligation	31,614	28,840	—	—
Fair value of plan assets	—	—	—	—
(f)	Assumptions

	Pension benefits		Other benefits
	2006	2005	2006	2005
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.90%	5.40%	5.90%	6.25%
Expected long-term return on plan assets	8.00%	8.00%	—	—
Rate of compensation increase	4.25%	3.75%	—	—
Health care cost trend rate assumed for next year	—	—	4.70%	4.70%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	2.80%	2.80%
Year that the rate reaches the ultimate trend rate	—	—	2010	2009

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.05%	5.90%	6.05%	5.90%
Rate of compensation increase	4.05%	4.25%	—	—
(Continued)

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2006 service cost and interest cost	$78	(26)
Effect on 2006 other post-retirement benefit obligation	961	(414)
(g)	Plan Assets

The Company’s qualified pension plan had weighted-average asset allocations at December 31, 2006 and 2005 by asset category as follows:

	Plan assets at December 31
	2006	2005
Equity securities	77%	73%
Debt securities	17%	21%
Real estate	3%	3%
Other	3%	3%

Total	100%	100%

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make of 30% of the weighted average return and equity securities make up 70% of the weighted average return.
(Continued)

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006 and 2005

(Dollars in thousands)
(h)	Cash Flows
(i)	Contributions

No contributions are expected for the qualified pension plan or the other post-retirement benefit plans in 2007.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2007	$5,431	438
2008	6,958	426
2009	5,967	416
2010	6,465	407
2011	18,865	400
2012 - 2016	28,961	1,668
(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2006, 2005, and 2004 were $2,384, $2,281, and $2,040, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $650, $730, and $696, in 2006, 2005, and 2004, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.
(13)	Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

As of December 31, 2006, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.
(Continued)

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $78,100 may be paid by ONLIC to ONFS in 2007 without prior approval. Dividends of approximately $30,000, $28,000, and $30,000 were paid by ONLIC to ONFS in 2006, 2005, and 2004, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $15,980 may be paid by ONLAC to ONLIC in 2007 without prior approval. ONLAC paid $0 to ONLIC in 2006, $5,500 in 2005, and $5,000 in 2004.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2007 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2006, 2005, or 2004.

(14)	Bank Line of Credit

As of December 31, 2006, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company’s request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2006 and 2005 for amounts up to $50,000. Total interest and fees paid on this line of credit were $120, $186 and $323 in 2006, 2005, and 2004, respectively. There was no borrowing outstanding on this facility as of December 31, 2006 or as of December 31, 2005.
(Continued)

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(15)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,109, $5,355, and $5,291 during 2006, 2005, and 2004, respectively. The lease on the Home Office constitutes 95% of the $24,091 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining non-cancelable lease terms in excess of one year at December 31, 2006 are:

	Operating	Capital
2007	$2,562	1,692
2008	2,602	1,073
2009	2,540	630
2010	2,525	552
2011	2,528	191
After 2011	11,334	162

Total minimum lease payments	$24,091	4,300

Less interest on capital leases		407

Liability for capitalized leases		$3,893

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(16)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 14%, 17%, and 18% of gross earned life and accident and health premiums during 2006, 2005, and 2004, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. Prior to August 2004, one of these contracts was on a funds withheld basis and was subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds-withheld contract. After August 1, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. The change in the value of this derivative is shown on the face of the income statement.
(Continued)

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The ceded reserves attributable to coinsurance agreements were $1,173,315 and $1,117,005 as of December 31, 2006 and 2005, respectively.

(17)	Segment Information

The Company conducts its business in four segments: individual life insurance, pension and annuities, other insurance, and corporate. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC joint venture results as well as individual disability insurance and group life and disability insurance. These lines are viewed as “complementary” lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. The corporate segment includes the assets that have not been allocated to any other segment, along with various corporate expenses and liabilities. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.
(Continued)

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2006
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$209,290	—	—	—	209,290
Annuity premiums and charges	—	69,190	358	—	69,548
Universal life policy charges	92,744	—	4	—	92,748
Accident and health insurance premiums	—	—	19,614	—	19,614
Investment management fees	556	7,064	—	—	7,620
Change in value of trading portfolio	—	—	—	399	399
Change in value of reinsurance derivative	—	—	—	63	63
Net investment income	175,983	327,188	12,244	27,655	543,070
Net realized investment losses	—	—	—	(14,613)	(14,613)
Other income	802	47,486	214	394	48,896

	479,375	450,928	32,434	13,898	976,635

Benefits and expenses:
Benefits and claims	286,624	229,905	20,024	2,270	538,823
Provision for policyholders’ dividends on participating policies	32,613	4	1,654	—	34,271
Operating expenses	73,986	154,030	4,967	8,932	241,915

	393,223	383,939	26,645	11,202	815,009

Income before income taxes and cumulative effect of change in accounting principle	$86,152	66,989	5,789	2,696	161,626

Total assets as of December 31, 2006	$4,010,652	10,897,157	340,163	627,688	15,875,660

(Continued)

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2005
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$187,443	—	—	—	187,443
Annuity premiums and charges	—	55,921	158	—	56,079
Universal life policy charges	86,120	—	4	—	86,124
Accident and health insurance premiums	—	—	20,201	—	20,201
Investment management fees	544	5,746	—	—	6,290
Change in value of trading portfolio	—	—	—	279	279
Change in value of reinsurance derivative	—	—	—	(204)	(204)
Net investment income	162,628	369,393	11,923	20,441	564,385
Net realized investment losses	—	—	—	(38,355)	(38,355)
Other income	774	39,237	200	589	40,800

	437,509	470,297	32,486	(17,250)	923,042

Benefits and expenses:
Benefits and claims	261,179	238,698	24,396	1,192	525,465
Provision for policyholders’ dividends on participating policies	30,377	5	1,327	—	31,709
Operating expenses	72,340	112,850	4,792	7,455	197,437

	363,896	351,553	30,515	8,647	754,611

Income before income taxes and cumulative effect of change in accounting principle	$73,613	118,744	1,971	(25,897)	168,431

Total assets as of December 31, 2005	$3,513,829	10,104,749	312,192	738,116	14,668,886

(Continued)

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2004
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$162,789	—	—	—	162,789
Annuity premiums and charges	—	47,873	233	—	48,106
Universal life policy charges	83,918	—	—	—	83,918
Accident and health insurance premiums	—	—	20,611	—	20,611
Investment management fees	496	4,648	—	—	5,144
Change in value of trading portfolio	—	—	—	(30,860)	(30,860)
Change in value of reinsurance derivative	—	—	—	31,083	31,083
Net investment income	154,365	379,461	9,997	21,952	565,775
Net realized investment losses	—	—	—	(24,109)	(24,109)
Other income	755	31,071	160	1,001	32,987

	402,323	463,053	31,001	(933)	895,444

Benefits and expenses:
Benefits and claims	241,087	251,673	22,017	491	515,268
Provision for policyholders’ dividends on participating policies	29,934	1	1,068	—	31,003
Operating expenses	73,034	98,391	3,318	1,327	176,070

	344,055	350,065	26,403	1,818	722,341

Income before income taxes and cumulative effect of change in accounting principle	$58,268	112,988	4,598	(2,751)	173,103

Total assets as of December 31, 2004	$2,961,050	9,616,431	299,405	839,206	13,716,092

(18)	Related Party Transactions

On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company’s home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

Refer to note 15 for lease information on the Company’s home office building.

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule I Consolidated Summary of Investments — Other Than Investments in Related Parties
As of December 31, 2006 (in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$310,250	$306,156	$306,156
Federal agency issued securities	171,640	166,728	166,728
Obligations of states and political subdivisions	81,368	90,821	90,821
Debt securities issued by foreign governments	31,826	32,847	32,847
Corporate securities	3,934,253	4,045,974	4,045,974
Mortgage-backed securities	1,587,769	1,594,490	1,594,490

Total fixed maturity securities available-for-sale:	6,117,106	6,237,016	6,237,016

Equity securities available-for-sale:
Common stocks:
Banks, trusts, and insurance companies	16,211	19,185	19,185
Industrial, miscellaneous, and all other	5,289	5,790	5,790
Nonredeemable preferred stocks:	101	102	102

Total equity securities available-for-sale:	21,601	25,077	25,077

Fixed maturity securities held-to-maturity:
Bonds:
Obligations of states and political subdivisions	2,260	2,608	2,260
Debt securities issued by foreign governments	1,000	994	1,000
Corporate securities	430,043	447,992	430,043
Mortgage-backed securities	6,999	7,127	6,999

Total fixed maturity securities trading securities:	440,302	458,721	440,302

Trading securities:
Bonds:
Corporate securities	5,186	5,044	5,044
Equity:
Seed money	1,421	1,978	1,978

Total trading securities:	6,607	7,022	7,022

Mortgage loans on real estate, net	1,277,828		1,271,736	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	5,960		4,284	[2]

Total real estate, net:	6,257		4,581

Policy loans	216,703		216,703

Other long-term investments	14,936		14,950	[3]

Total investments	$8,101,340		$8,217,387

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule III Supplementary Insurance Information
As of December 31, 2006, 2005, and 2004 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred policy	Future policy benefits, losses,		Other policy claims and	Premium
Year: Segment	acquisition costs	claims, and loss expenses	Unearned Premiums [1]	benefits payable [1]	revenue
2006
Individual life insurance	519,613	2,733,474			209,290
Pension & Annuities	329,602	4,549,442			9,089
Other Insurance	19,450	1,582,357			19,614
Corporate	0	0			0

Total	868,665	8,865,273			237,993

2005
Individual life insurance	460,237	2,398,997			187,443
Pension & Annuities	313,412	5,249,263			9,887
Other Insurance	650	1,473,682			20,201
Corporate	0	0			0

Total	774,299	9,121,942			217,531

2004
Individual life insurance	367,763	2,183,901			162,789
Pension & Annuities	275,688	5,522,834			13,772
Other Insurance	358	1,341,029			20,611
Corporate	0	0			0

Total	643,809	9,047,764			197,172

Column A	Column G	Column H	Column I	Column J	Column K
	Net investment	Benefits, claims, losses and	Amortization of deferred
Year: Segment	income [2]	settlement expenses [3]	policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual life insurance	175,983	319,237	35,248	38,738
Pension & Annuities	327,188	229,909	77,383	76,647
Other Insurance	12,244	21,678	1,038	3,929
Corporate	27,655	2,270	0	8,932

Total	543,070	573,094	113,669	128,246

2005
Individual life insurance	162,628	291,556	38,357	33,983
Pension & Annuities	369,393	238,703	48,767	64,083
Other Insurance	11,923	25,723	0	4,792
Corporate	20,441	1,192	0	7,455

Total	564,385	557,174	87,124	110,313

2004
Individual life insurance	154,365	271,021	36,224	36,810
Pension & Annuities	379,461	251,675	37,328	61,063
Other Insurance	9,997	23,084	0	3,318
Corporate	21,952	491	0	1,327

Total	565,775	546,271	73,552	102,518

[1]	Unearned permiums and other policy claims and benefits payable are included in Column C amounts.

[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	Policyholders’ dividends on participating policies are included in Column H amounts.
See accompanying report of independent registered public accounting firm.

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule IV Reinsurance
As of December 31, 2006, 2005, and 2004 and for each of the years then ended (dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	Amount	to net
2006
Life insurance in force	$90,699,261	46,037,165	229,053	44,891,150	0.5%

Premiums:
Life insurance	288,106	82,540	3,724	209,290	1.8%
Accident and health insurance	38,356	25,875	7,133	19,614	36.4%

Total	326,462	108,415	10,857	228,904	4.7%

2005
Life insurance in force	81,882,745	42,092,061	210,168	40,000,852	0.5%

Premiums:
Life insurance	258,828	75,089	3,704	187,443	2.0%
Accident and health insurance	38,607	25,698	7,292	20,201	36.1%

Total	297,435	100,787	10,996	207,644	5.3%

2004
Life insurance in force	69,768,916	35,396,277	239,963	34,612,602	0.7%

Premiums:
Life insurance	222,835	61,163	1,117	162,789	0.7%
Accident and health insurance	38,727	25,600	7,484	20,611	36.3%

Total	$261,562	86,763	8,601	183,400	4.7%

See accompanying report of independent registered public accounting firm.

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule V Valuation and Qualifying Accounts
Years ended December 31, 2006, 2005, and 2004 (in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2006
Valuation allowances — mortgage loans on real estate	$6,357	$(265)	$—	$—	$6,092

2005
Valuation allowances — mortgage loans on real estate	$6,100	$257	$—	$—	$6,357

2004
Valuation allowances — mortgage loans on real estate	$6,062	$38	$—	$—	$6,100

See accompanying report of independent registered public accounting firm.

55

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

Ohio National Fund, Inc.:
Equity Subaccount 679,917 Shares (Cost $17,369,025)	$21,430,974	$20,935,235	$495,739	$21,430,974
Money Market Subaccount 208,759 Shares (Cost $2,087,588)	2,087,588	1,510,829	576,759	2,087,588
Bond Subaccount 316,527 Shares (Cost $3,359,816)	3,491,291	3,487,055	4,236	3,491,291
Omni Subaccount 447,165 Shares (Cost $7,324,472)	7,060,732	6,890,408	170,324	7,060,732
International Subaccount 518,775 Shares (Cost $6,691,948)	6,645,508	6,634,001	11,507	6,645,508
Capital Appreciation Subaccount 389,685 Shares (Cost $5,163,906)	7,711,861	7,649,638	62,223	7,711,861
Millennium Subaccount 201,393 Shares (Cost $4,554,416)	4,015,770	4,015,770	0	4,015,770
International Small Company Subaccount 161,767 Shares (Cost $2,346,545)	3,757,849	3,757,849	0	3,757,849
Aggressive Growth Subaccount 84,835 Shares (Cost $848,162)	605,723	605,723	0	605,723
Small Cap Growth Subaccount 93,714 Shares (Cost $1,209,041)	1,025,232	1,025,232	0	1,025,232
Mid Cap Opportunity Subaccount 278,920 Shares (Cost $4,043,394)	5,324,582	5,307,671	16,911	5,324,582
S&P 500 Index Subaccount 519,278 Shares (Cost $7,003,289)	7,695,699	7,598,125	97,574	7,695,699
Blue Chip Subaccount 18,046 Shares (Cost $175,518)	236,409	236,409	0	236,409
High Income Bond Subaccount 56,896 Shares (Cost $472,768)	531,982	531,982	0	531,982
Capital Growth Subaccount 15,370 Shares (Cost $327,746)	325,695	325,695	0	325,695
Nasdaq-100 Index Subaccount 14,220 Shares (Cost $52,544)	64,276	64,276	0	64,276
Bristol Subaccount 2,284 Shares (Cost $23,202)	29,881	29,881	0	29,881
Bryton Growth Subaccount 493 Shares (Cost $4,587)	5,979	5,979	0	5,979
Target Equity/ Income Subaccount 12,479 Shares (Cost $132,646)	137,397	137,397	0	137,397
The accompanying notes are an integral part of these financial statements.

3

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

Dow Target 10 Portfolios:
First Quarter Subaccount 5,691 Shares (Cost $43,830)	$65,735	$65,735	$0	$65,735
Second Quarter Subaccount 3,115 Shares (Cost $30,745)	41,147	41,147	0	41,147
Third Quarter Subaccount 1,320 Shares (Cost $11,057)	14,557	14,557	0	14,557
Fourth Quarter Subaccount 3,019 Shares (Cost $26,510)	37,314	37,314	0	37,314

Dow Target 5 Portfolios:
First Quarter Subaccount 5,671 Shares (Cost $45,389)	77,866	77,866	0	77,866
Second Quarter Subaccount 3,547 Shares (Cost $30,377)	45,334	45,334	0	45,334
Third Quarter Subaccount 121 Shares (Cost $1,225)	1,276	1,276	0	1,276
Fourth Quarter Subaccount 3,315 Shares (Cost $27,827)	39,983	39,983	0	39,983

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 29,586 Shares (Cost $874,610)	684,023	684,023	0	684,023
Worldwide Growth Subaccount 18,039 Shares (Cost $735,518)	585,716	577,592	8,124	585,716
Balanced Subaccount 37,184 Shares (Cost $920,910)	1,037,069	1,023,707	13,362	1,037,069
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 11,783 Shares (Cost $238,154)	283,021	282,348	673	283,021
Small/ Mid Cap Value Subaccount 21,827 Shares (Cost $210,822)	289,647	289,647	0	289,647
Discovery Subaccount 14,505 Shares (Cost $179,670)	238,469	238,469	0	238,469
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 39,208 Shares (Cost $848,661)	1,151,140	1,151,140	0	1,151,140
The accompanying notes are an integral part of these financial statements.

4

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 39,039 Shares (Cost $468,973)	$543,034	$543,034	$0	$543,034
Core U.S. Equity Subaccount 7,156 Shares (Cost $80,946)	104,974	104,974	0	104,974
Capital Growth Subaccount 2,536 Shares (Cost $24,741)	29,364	29,364	0	29,364

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 38,567 Shares (Cost $613,575)	875,095	875,095	0	875,095
Small Cap Subaccount 33,223 Shares (Cost $437,893)	575,084	575,084	0	575,084
International Equity Subaccount 2,252 Shares (Cost $30,503)	33,532	33,532	0	33,532
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 4,737 Shares (Cost $13,329)	12,649	12,649	0	12,649
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid-Cap Subaccount 66,422 Shares (Cost $1,665,950)	2,274,964	2,274,964	0	2,274,964
VIP Contrafund Subaccount 76,926 Shares (Cost $2,018,942)	2,393,177	2,393,177	0	2,393,177
VIP Growth Subaccount 6,287 Shares (Cost $204,338)	222,670	222,670	0	222,670
VIP Equity-Income Subaccount 12,644 Shares (Cost $321,800)	327,104	327,104	0	327,104

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 2,734 Shares (Cost $70,104)	62,435	62,435	0	62,435
Worldwide Growth Subaccount 4,097 Shares (Cost $147,921)	131,959	131,959	0	131,959
Balanced Subaccount 14,348 Shares (Cost $348,624)	413,654	413,654	0	413,654
International Growth Subaccount 16,275 Shares (Cost $619,102)	823,687	823,687	0	823,687
The accompanying notes are an integral part of these financial statements.

5

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 918 Shares (Cost $11,694)	$15,748	$15,748	$0	$15,748
Investors Growth Stock Subaccount 312 Shares (Cost $2,412)	3,251	3,251	0	3,251
Mid Cap Growth Subaccount 6,222 Shares (Cost $43,714)	44,365	44,365	0	44,365
Total Return Subaccount 34,182 Shares (Cost $640,491)	740,734	740,734	0	740,734

J.P. Morgan Series Trust II:
Small Company Subaccount 9,208 Shares (Cost $132,488)	164,093	164,093	0	164,093
Mid Cap Value Subaccount 15,726 Shares (Cost $386,503)	496,307	496,307	0	496,307
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 58,109 Shares (Cost $725,552)	693,243	693,243	0	693,243
Total Return Subaccount 132,123 Shares (Cost $1,378,499)	1,337,080	1,337,080	0	1,337,080
Global Bond Subaccount 6,481 Shares (Cost $80,532)	78,161	78,161	0	78,161

Calvert Variable Series, Inc.:
Social Equity Subaccount 3,733 Shares (Cost $50,399)	72,728	72,728	0	72,728

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,427 Shares (Cost $19,272)	21,889	21,889	0	21,889

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 6,585 Shares (Cost $95,185)	104,109	104,109	0	104,109
Jennison Subaccount 843 Shares (Cost $15,975)	17,516	17,516	0	17,516
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 386 Shares (Cost $13,840)	16,338	16,338	0	16,338
The accompanying notes are an integral part of these financial statements.

6

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

			Annuity
		Contracts in	reserves for
	Investments	accumulation	contracts in	Total contract
	at fair value	period (note 5)	payment period	owners’ equity

Royce Capital Fund:
Small-Cap Subaccount 78,469 Shares (Cost $716,459)	$837,261	$837,261	$0	$837,261
Micro-Cap Subaccount 32,858 Shares (Cost $404,819)	473,160	473,160	0	473,160
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 1,208 Shares (Cost $13,844)	13,673	13,673	0	13,673
U.S. Real Estate Subaccount 2,361 Shares (Cost $52,734)	68,697	68,697	0	68,697
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 22,643 Shares (Cost $364,876)	393,090	393,090	0	393,090
Templeton Foreign Securities Subaccount 6,713 Shares (Cost $114,545)	125,666	125,666	0	125,666
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 191 Shares (Cost $3,701)	3,724	3,724	0	3,724
Total Return Subaccount 907 Shares (Cost $10,536)	11,136	11,136	0	11,136
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 57 Shares (Cost $981)	986	986	0	986

Totals	$91,333,062	$89,875,630	$1,457,432	$91,333,062

The accompanying notes are an integral part of these financial statements.

7

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

		Money				Capital		International
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Small Co.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(e)	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$96,129	$127,489	$88,218	$9,717	$33,720	$0	$4,247
Risk and administrative expense (note 2)	(212,171)	(9,732)	(30,903)	(91,417)	(71,372)	(76,877)	(45,633)	(34,712)

Net investment activity	(212,171)	86,397	96,586	(3,199)	(61,655)	(43,157)	(45,633)	(30,465)

Reinvested capital gains	0	0	0	0	0	0	0	91,983

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	463,659	(478)	29,040	(273,205)	(153,196)	359,740	(219,794)	272,040
Unrealized gain (loss)	784,562	0	(14,384)	1,126,272	1,354,126	769,315	552,850	451,633

Net gain (loss) on investments	1,248,221	(478)	14,656	853,067	1,200,930	1,129,055	333,056	723,673

Net increase (decrease) in contracts owner’s equity from operations	$1,036,050	$85,919	$111,242	$849,868	$1,139,275	$1,085,898	$287,423	$785,191

	Ohio National Fund, Inc.

	Aggressive	Small Cap	Mid Cap	S&P		High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$81,389	$2,108	$0	$0	$0
Risk and administrative expense (note 2)	(6,050)	(10,239)	(57,541)	(66,422)	(2,227)	(4,458)	(3,644)	(1,144)

Net investment activity	(6,050)	(10,239)	(57,541)	14,967	(119)	(4,458)	(3,644)	(1,144)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(47,935)	(77,747)	305,495	17,849	5,851	7,986	(11,537)	10,906
Unrealized gain (loss)	80,603	303,352	230,316	1,002,833	26,120	36,418	75,272	(8,051)

Net gain (loss) on investments	32,668	225,605	535,811	1,020,682	31,971	44,404	63,735	2,855

Net increase (decrease) in contracts owner’s equity from operations	$26,618	$215,366	$478,270	$1,035,649	$31,852	$39,946	$60,091	$1,711

(e)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

8

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.			Dow Target 10 Portfolios

		Bryton	Target	First	Second	Third	Fourth
	Bristol	Growth	Equity/Income	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$93	$0	$851	$4,628	$2,367	$725	$1,765
Risk and administrative expense (note 2)	(558)	(313)	(767)	(634)	(396)	(141)	(360)

Net investment activity	(465)	(313)	84	3,994	1,971	584	1,405

Reinvested capital gains	0	40	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	10,735	7,806	(326)	207	87	28	90
Unrealized gain (loss)	(5,937)	(6,992)	4,751	9,963	7,002	2,443	6,213

Net gain (loss) on investments	4,798	814	4,425	10,170	7,089	2,471	6,303

Net increase (decrease) in contracts owner’s equity from operations	$4,333	$541	$4,509	$14,164	$9,060	$3,055	$7,708

	Dow Target 5 Portfolios				Janus Aspen Series — Institutional Shares

	First	Second	Third	Fourth	Large Cap	Worldwide
	Quarter	Quarter	Quarter	Quarter	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(b)	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$3,650	$2,051	$53	$1,680	$3,459	$9,975	$22,527
Risk and administrative expense (note 2)	(748)	(437)	(73)	(598)	(7,534)	(6,013)	(11,359)

Net investment activity	2,902	1,614	(20)	1,082	(4,075)	3,962	11,168

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	421	268	787	11,990	(71,270)	(62,214)	17,737
Unrealized gain (loss)	18,694	10,271	112	5,253	141,242	147,676	68,739

Net gain (loss) on investments	19,115	10,539	899	17,243	69,972	85,462	86,476

Net increase (decrease) in contracts owner’s equity from operations	$22,017	$12,153	$879	$18,325	$65,897	$89,424	$97,644

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

9

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

				Van Kampen
				Universal
				Inst. Funds —
	Wells Fargo Advantage Variable Trust Funds			Class I	Goldman Sachs Variable Insurance Trust

		Small/Mid		U.S. Real	Growth &	Structured	Capital
	Opportunity	Cap Value	Discovery	Estate	Income	U.S. Equity	Growth
	Subaccount	Subaccount(f)	Subaccount	Subaccount	Subaccount	Subaccount(g)	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$9,834	$8,324	$1,085	$36
Risk and administrative expense (note 2)	(2,915)	(2,546)	(2,865)	(9,441)	(3,692)	(1,048)	(279)

Net investment activity	(2,915)	(2,546)	(2,865)	393	4,632	37	(243)

Reinvested capital gains	31,675	41,497	0	59,043	20,007	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,981	1,060	25,026	44,101	9,970	4,872	421
Unrealized gain (loss)	(4,248)	(2,943)	13,996	181,419	38,100	6,590	2,095

Net gain (loss) on investments	733	(1,883)	39,022	225,520	48,070	11,462	2,516

Net increase (decrease) in contracts owner’s equity from operations	$29,493	$37,068	$36,157	$284,956	$72,709	$11,499	$2,273

					Old Mutual
					Insurance
	Lazard Retirement Series, Inc.				Series Fund(c)

	Emerging			International
	Markets	Small Cap	Equity	Equity	Tech. & Comm.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$4,016	$0	$0	$193	$0
Risk and administrative expense (note 2)	(9,104)	(6,614)	(2)	(187)	(209)

Net investment activity	(5,088)	(6,614)	(2)	6	(209)

Reinvested capital gains	52,694	47,274	0	802	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	143,974	57,881	143	566	(1,338)
Unrealized gain (loss)	1,008	(13,374)	0	2,693	1,309

Net gain (loss) on investments	144,982	44,507	143	3,259	(29)

Net increase (decrease) in contracts owner’s equity from operations	$192,588	$85,167	$141	$4,067	$(238)

(c)	Formerly known as PBHG Insurance Series Fund.
(f)	Formerly known as Multi Cap Value Subaccount.
(g)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

10

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

	Fidelity Variable Insurance Products Fund — Service Class 2				Janus Aspen Series — Service Shares

	VIP	VIP		VIP Equity-	Large Cap	Worldwide		International
	Mid Cap	Contrafund	VIP Growth	Income	Growth	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(b)	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$4,198	$22,144	$495	$6,287	$172	$1,954	$7,597	$9,824
Risk and administrative expense (note 2)	(24,244)	(22,353)	(2,495)	(1,448)	(618)	(1,208)	(3,738)	(4,839)

Net investment activity	(20,046)	(209)	(2,000)	4,839	(446)	746	3,859	4,985

Reinvested capital gains	279,938	190,957	0	27,911	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	135,223	74,866	5,028	3,873	(3,315)	(1,054)	4,503	16,379
Unrealized gain (loss)	(159,817)	(55,464)	8,225	(4,794)	9,963	18,931	26,299	162,817

Net gain (loss) on investments	(24,594)	19,402	13,253	(921)	6,648	17,877	30,802	179,196

Net increase (decrease) in contracts owner’s equity from operations	$235,298	$210,150	$11,253	$31,829	$6,202	$18,623	$34,661	$184,181

	MFS Variable Insurance Trust — Service Class				J.P. Morgan Series Trust II

	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$19,463	$0	$2,733
Risk and administrative expense (note 2)	(162)	(34)	(420)	(8,050)	(1,526)	(4,530)

Net investment activity	(162)	(34)	(420)	11,413	(1,526)	(1,797)

Reinvested capital gains	269	0	1,047	28,527	4,276	11,043

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,523	9	659	39,713	4,250	20,645
Unrealized gain (loss)	356	213	(2,461)	(2,749)	12,940	33,434

Net gain (loss) on investments	1,879	222	(1,802)	36,964	17,190	54,079

Net increase (decrease) in contracts owner’s equity from operations	$1,986	$188	$(1,175)	$76,904	$19,940	$63,325

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

11

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

				Calvert	UBS Series
	PIMCO Variable Insurance Trust —			Variable	Trust —	The Prudential
	Administrative Shares			Series, Inc.	Class I	Series Fund, Inc.

	Real	Total	Global	Social	U.S.	Jennison
	Return	Return	Bond	Equity	Allocation	20/20 Focus	Jennison
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$58,896	$59,189	$2,295	$0	$492	$0	$0
Risk and administrative expense (note 2)	(15,067)	(14,450)	(726)	(733)	(224)	(1,182)	(190)

Net investment activity	43,829	44,739	1,569	(733)	268	(1,182)	(190)

Reinvested capital gains	18,445	7,159	0	0	0	8,526	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,637	(6,254)	(526)	2,150	14	(782)	2,125
Unrealized gain (loss)	(57,076)	(8,616)	1,450	4,758	1,669	1,809	(1,619)

Net gain (loss) on investments	(53,439)	(14,870)	924	6,908	1,683	1,027	506

Net increase (decrease) in contracts owner’s equity from operations	$8,835	$37,028	$2,493	$6,175	$1,951	$8,371	$316

	Dreyfus Variable			Van Kampen Universal		Franklin Templeton
	Investment Fund —			Institutional Funds —		Variable Insurance
	Service Shares	Royce Capital Fund		Class II		Products Trust — Class 2

				Core Plus	U.S. Real	Franklin Income	Templeton Foreign
	Appreciation	Small-Cap	Micro-Cap	Fixed Income	Estate	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$339	$511	$799	$632	$304	$5,236	$641
Risk and administrative expense (note 2)	(228)	(8,275)	(4,048)	(216)	(393)	(1,848)	(548)

Net investment activity	111	(7,764)	(3,249)	416	(89)	3,388	93

Reinvested capital gains	0	38,055	24,352	86	2,082	700	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,477	32,497	17,350	(251)	1,076	665	240
Unrealized gain (loss)	1,373	43,156	30,701	(73)	9,371	28,204	11,122

Net gain (loss) on investments	2,850	75,653	48,051	(324)	10,447	28,869	11,362

Net increase (decrease) in contracts owner’s equity from operations	$2,961	$105,944	$69,154	$178	$12,440	$32,957	$11,455

The accompanying notes are an integral part of these financial statements.

12

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2006

			Neuberger Berman
	Legg Mason		Advisers
	Partners Variable		Management
	Portfolios I, Inc.		Trust — S Class

		Total	AMT
	All Cap	Return	Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccounts

	2006	2006	2006(d)	2006

Investment activity:
Reinvested dividends	$46	$227	$0	$724,803
Risk and administrative expense (note 2)	(7)	(90)	(1)	(917,266)

Net investment activity	39	137	(1)	(192,463)

Reinvested capital gains	120	199	0	988,707

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	63	3	0	1,252,463
Unrealized gain (loss)	23	599	6	7,522,062

Net gain (loss) on investments	86	602	6	8,774,525

Net increase (decrease) in contracts owner’s equity from operations	$245	$938	$5	$9,570,769

(d)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

13

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(212,171)	$(274,446)	$86,397	$39,658	$96,586	$75,848	$(3,199)	$20,141
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	463,659	320,656	(478)	9	29,040	43,458	(273,205)	(400,977)
Unrealized gain (loss)	784,562	981,617	0	0	(14,384)	(137,887)	1,126,272	1,097,703

Net increase (decrease) in contract owners’ equity from operations	1,036,050	1,027,827	85,919	39,667	111,242	(18,581)	849,868	716,867

Equity transactions:
Contract purchase payments (note 1)	81,259	110,173	16,749	46,842	6,226	30,886	26,449	36,691
Transfers (to) and from other subaccounts	(839,724)	(405,950)	1,180,609	285,012	771,922	(23,753)	(796,568)	(127,226)
Transfers (to) and from fixed dollar contract	(43,106)	(42,121)	(95,573)	29,384	15,829	(41,951)	(198,721)	(39,139)
Withdrawals and surrenders	(2,353,999)	(3,523,610)	(799,021)	(490,978)	(264,655)	(344,122)	(1,230,178)	(1,252,154)
Surrender charges (note 2)	(7,521)	(11,782)	(2,024)	(5,409)	(618)	(1,188)	(3,694)	(4,141)
Annual contract charges (note 2)	(11,826)	(14,329)	(791)	(1,013)	(1,240)	(1,487)	(5,273)	(6,677)
Annuity and death benefit payments	(511,763)	(454,729)	(66,119)	(120,453)	(86,095)	(41,570)	(159,967)	(308,173)

Net equity transactions	(3,686,680)	(4,342,348)	233,830	(256,615)	441,369	(423,185)	(2,367,952)	(1,700,819)

Net change in contract owners’ equity	(2,650,630)	(3,314,521)	319,749	(216,948)	552,611	(441,766)	(1,518,084)	(983,952)
Contract owners’ equity:
Beginning of period	24,081,604	27,396,125	1,767,839	1,984,787	2,938,680	3,380,446	8,578,816	9,562,768

End of period	$21,430,974	$24,081,604	$2,087,588	$1,767,839	$3,491,291	$2,938,680	$7,060,732	$8,578,816

Change in units:
Beginning units	445,585	541,088	55,224	65,169	106,894	124,792	301,315	367,473

Units purchased	3,894	9,556	169,153	71,437	42,678	2,707	3,510	2,661
Units redeemed	(88,725)	(105,059)	(147,463)	(81,382)	(22,412)	(20,605)	(82,170)	(68,819)

Ending units	360,754	445,585	76,914	55,224	127,160	106,894	222,655	301,315

The accompanying notes are an integral part of these financial statements.

14

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

							International Small
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount(e)		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(61,655)	$(69,314)	$(43,157)	$(55,925)	$(45,633)	$(55,105)	$(30,465)	$(15,219)
Reinvested capital gains	0	0	0	0	0	0	91,983	0
Realized gain (loss)	(153,196)	(614,627)	359,740	337,848	(219,794)	(498,044)	272,040	76,313
Unrealized gain (loss)	1,354,126	1,209,504	769,315	(5,462)	552,850	440,822	451,633	675,118

Net increase (decrease) in contract owners’ equity from operations	1,139,275	525,563	1,085,898	276,461	287,423	(112,327)	785,191	736,212

Equity transactions:
Contract purchase payments (note 1)	69,267	97,092	48,636	48,641	46,319	136,900	18,415	16,775
Transfers (to) and from other subaccounts	(53,668)	118,770	(240,838)	(211,050)	(532,393)	(652,498)	128,193	264,313
Transfers (to) and from fixed dollar contract	58,641	(20,099)	(21,161)	(15,968)	(79,121)	(39,579)	54,355	17,830
Withdrawals and surrenders	(1,380,611)	(1,279,843)	(778,779)	(1,243,821)	(633,926)	(794,799)	(553,950)	(319,242)
Surrender charges (note 2)	(3,760)	(3,609)	(2,155)	(3,032)	(1,668)	(3,388)	(915)	719
Annual contract charges (note 2)	(4,034)	(4,553)	(2,663)	(3,186)	(2,072)	(2,653)	(1,006)	(942)
Annuity and death benefit payments	(149,025)	(65,590)	(125,285)	(127,517)	(54,636)	(59,513)	(32,036)	(62,325)

Net equity transactions	(1,463,190)	(1,157,832)	(1,122,245)	(1,555,933)	(1,257,497)	(1,415,530)	(386,944)	(82,872)

Net change in contract owners’ equity	(323,915)	(632,269)	(36,347)	(1,279,472)	(970,074)	(1,527,857)	398,247	653,340
Contract owners’ equity:
Beginning of period	6,969,423	7,601,692	7,748,208	9,027,680	4,985,844	6,513,701	3,359,602	2,706,262

End of period	$6,645,508	$6,969,423	$7,711,861	$7,748,208	$4,015,770	$4,985,844	$3,757,849	$3,359,602

Change in units:
Beginning units	376,927	446,282	264,681	321,444	187,657	241,466	130,630	134,156

Units purchased	13,414	31,647	4,362	8,369	2,184	8,326	16,338	19,031
Units redeemed	(86,531)	(101,002)	(40,677)	(65,132)	(45,925)	(62,135)	(30,344)	(22,557)

Ending units	303,810	376,927	228,366	264,681	143,916	187,657	116,624	130,630

(e)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

15

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,050)	$(6,191)	$(10,239)	$(10,577)	$(57,541)	$(67,179)	$14,967	$3,701
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(47,935)	(114,689)	(77,747)	(147,119)	305,495	202,172	17,849	(133,463)
Unrealized gain (loss)	80,603	191,076	303,352	206,328	230,316	376,671	1,002,833	401,965

Net increase (decrease) in contract owners’ equity from operations	26,618	70,196	215,366	48,632	478,270	511,664	1,035,649	272,203

Equity transactions:
Contract purchase payments (note 1)	2,868	3,318	2,761	1,583	32,661	24,318	73,253	67,042
Transfers (to) and from other subaccounts	(25,082)	(16,024)	1,122	(25,973)	(292,347)	(392,126)	(278,819)	(339,710)
Transfers (to) and from fixed dollar contract	0	(2,913)	0	(10,560)	(59,929)	(39,247)	(163,312)	(25,759)
Withdrawals and surrenders	(53,569)	(86,697)	(142,865)	(126,110)	(845,460)	(1,307,370)	(1,202,828)	(934,443)
Surrender charges (note 2)	(372)	(255)	(230)	(765)	(1,733)	(6,403)	(2,238)	(6,296)
Annual contract charges (note 2)	(307)	(352)	(430)	(510)	(2,524)	(2,970)	(2,874)	(3,467)
Annuity and death benefit payments	(5,395)	(23,003)	(1,195)	(67,824)	(116,030)	(156,605)	(115,087)	(252,937)

Net equity transactions	(81,857)	(125,926)	(140,837)	(230,159)	(1,285,362)	(1,880,403)	(1,691,905)	(1,495,570)

Net change in contract owners’ equity	(55,239)	(55,730)	74,529	(181,527)	(807,092)	(1,368,739)	(656,256)	(1,223,367)
Contract owners’ equity:
Beginning of period	660,962	716,692	950,703	1,132,230	6,131,674	7,500,413	8,351,955	9,575,322

End of period	$605,723	$660,962	$1,025,232	$950,703	$5,324,582	$6,131,674	$7,695,699	$8,351,955

Change in units:
Beginning units	83,925	103,258	79,059	99,088	261,141	347,584	473,423	561,428

Units purchased	973	4,712	6,344	434	5,578	5,771	6,512	8,661
Units redeemed	(11,300)	(24,045)	(16,956)	(20,463)	(57,747)	(92,214)	(98,007)	(96,666)

Ending units	73,598	83,925	68,447	79,059	208,972	261,141	381,928	473,423

The accompanying notes are an integral part of these financial statements.

16

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(119)	$(304)	$(4,458)	$14,947	$(3,644)	$(4,172)	$(1,144)	$(2,104)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	5,851	7,570	7,986	10,292	(11,537)	(38,556)	10,906	17,548
Unrealized gain (loss)	26,120	518	36,418	(18,060)	75,272	47,686	(8,051)	(20,331)

Net increase (decrease) in contract owners’ equity from operations	31,852	7,784	39,946	7,179	60,091	4,958	1,711	(4,887)

Equity transactions:
Contract purchase payments (note 1)	0	26	72	1,422	5,005	5,828	600	690
Transfers (to) and from other subaccounts	1,554	821	136,348	72,674	(50,961)	(27,316)	(33,006)	(86,943)
Transfers (to) and from fixed dollar contract	33	133	12,492	5,936	0	(10,923)	(48,991)	(24,633)
Withdrawals and surrenders	(20,134)	(43,142)	(31,943)	(38,032)	(42,834)	(39,962)	(6,840)	(14,929)
Surrender charges (note 2)	(1)	(112)	(71)	(191)	(523)	(269)	(9)	(270)
Annual contract charges (note 2)	(74)	(101)	(151)	(162)	(266)	(320)	(58)	(87)
Annuity and death benefit payments	(619)	(2,597)	(23,230)	(2,860)	(545)	(28,917)	0	0

Net equity transactions	(19,241)	(44,972)	93,517	38,787	(90,124)	(101,879)	(88,304)	(126,172)

Net change in contract owners’ equity	12,611	(37,188)	133,463	45,966	(30,033)	(96,921)	(86,593)	(131,059)
Contract owners’ equity:
Beginning of period	223,798	260,986	398,519	352,553	355,728	452,649	150,869	281,928

End of period	$236,409	$223,798	$531,982	$398,519	$325,695	$355,728	$64,276	$150,869

Change in units:
Beginning units	20,258	24,499	29,197	26,331	42,383	54,740	37,753	70,795

Units purchased	1,104	1,170	14,898	10,364	2,261	5,068	1,222	27,162
Units redeemed	(2,775)	(5,411)	(8,368)	(7,498)	(11,958)	(17,425)	(23,708)	(60,204)

Ending units	18,587	20,258	35,727	29,197	32,686	42,383	15,267	37,753

The accompanying notes are an integral part of these financial statements.

17

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

					Target
	Bristol		Bryton Growth		Equity/Income
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(465)	$(737)	$(313)	$(437)	$84
Reinvested capital gains	0	0	40	0	0
Realized gain (loss)	10,735	152	7,806	846	(326)
Unrealized gain (loss)	(5,937)	9,228	(6,992)	957	4,751

Net increase (decrease) in contract owners’ equity from operations	4,333	8,643	541	1,366	4,509

Equity transactions:
Contract purchase payments (note 1)	0	0	0	22	0
Transfers (to) and from other subaccounts	(41,378)	0	(37,326)	(3,583)	132,891
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals and surrenders	(20,026)	(1,856)	(10,280)	(2,406)	0
Surrender charges (note 2)	0	0	0	(8)	0
Annual contract charges (note 2)	0	0	(2)	(4)	(3)
Annuity and death benefit payments	0	0	0	0	0

Net equity transactions	(61,404)	(1,856)	(47,608)	(5,979)	132,888

Net change in contract owners’ equity	(57,071)	6,787	(47,067)	(4,613)	137,397
Contract owners’ equity:
Beginning of period	86,952	80,165	53,046	57,659	0

End of period	$29,881	$86,952	$5,979	$53,046	$137,397

Change in units:
Beginning units	7,057	7,224	5,241	5,890	0

Units purchased	1,362	0	860	209	13,156
Units redeemed	(6,317)	(167)	(5,589)	(858)	(624)

Ending units	2,102	7,057	512	5,241	12,532

The accompanying notes are an integral part of these financial statements.

18

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Dow Target 10 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,994	$(572)	$1,971	$(360)	$584	$(129)	$1,405	$(335)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	207	140	87	45	28	15	90	3,917
Unrealized gain (loss)	9,963	(3,598)	7,002	(909)	2,443	(679)	6,213	(5,813)

Net increase (decrease) in contract owners’ equity from operations	14,164	(4,030)	9,060	(1,224)	3,055	(793)	7,708	(2,231)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	0	0	0	0	0	0	0	(20,296)
Surrender charges (note 2)	0	0	0	0	0	0	0	(1,738)
Annual contract charges (note 2)	(14)	(14)	(7)	(7)	0	(4)	(7)	(7)
Annuity and death benefit payments	0	0	0	0	0	0	0	0

Net equity transactions	(14)	(14)	(7)	(7)	0	(4)	(7)	(22,041)

Net change in contract owners’ equity	14,150	(4,044)	9,053	(1,231)	3,055	(797)	7,701	(24,272)
Contract owners’ equity:
Beginning of period	51,585	55,629	32,094	33,325	11,502	12,299	29,613	53,885

End of period	$65,735	$51,585	$41,147	$32,094	$14,557	$11,502	$37,314	$29,613

Change in units:
Beginning units	5,096	5,097	2,640	2,641	971	971	2,421	4,162

Units purchased	0	0	0	0	0	0	0	0
Units redeemed	(1)	(1)	(1)	(1)	0	0	0	(1,741)

Ending units	5,095	5,096	2,639	2,640	971	971	2,421	2,421

The accompanying notes are an integral part of these financial statements.

19

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Dow Target 5 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,902	$(602)	$1,614	$(387)	$(20)	$(4)	$1,082	$(759)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	421	140	268	68	787	(1)	11,990	121
Unrealized gain (loss)	18,694	(1,434)	10,271	(1,145)	112	(90)	5,253	(10,516)

Net increase (decrease) in contract owners’ equity from operations	22,017	(1,896)	12,153	(1,464)	879	(95)	18,325	(11,154)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	448	0	(49,765)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	(354)	0	(596)	0	(403)	0	(477)	0
Surrender charges (note 2)	(21)	0	(35)	0	(24)	0	(28)	0
Annual contract charges (note 2)	(18)	(17)	(11)	(10)	(4)	(2)	(9)	(39)
Annuity and death benefit payments	0	0	0	0	0	0	(427)	0

Net equity transactions	(393)	(17)	(642)	(10)	17	(2)	(50,706)	(39)

Net change in contract owners’ equity	21,624	(1,913)	11,511	(1,474)	896	(97)	(32,381)	(11,193)
Contract owners’ equity:
Beginning of period	56,242	58,155	33,823	35,297	380	477	72,364	83,557

End of period	$77,866	$56,242	$45,334	$33,823	$1,276	$380	$39,983	$72,364

Change in units:
Beginning units	4,851	4,853	2,700	2,701	40	40	5,642	5,645

Units purchased	0	0	0	0	1,983	0	0	0
Units redeemed	(29)	(2)	(47)	(1)	(1,924)	0	(3,350)	(3)

Ending units	4,822	4,851	2,653	2,700	99	40	2,292	5,642

The accompanying notes are an integral part of these financial statements.

20

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series — Institutional Shares

	Large Cap Growth		Worldwide Growth
	Subaccount(b)		Subaccount		Balanced Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,075)	$(6,388)	$3,962	$(3,958)	$11,168	$2,789
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(71,270)	(135,322)	(62,214)	(141,227)	17,737	(3,702)
Unrealized gain (loss)	141,242	159,914	147,676	166,483	68,739	62,891

Net increase (decrease) in contract owners’ equity from operations	65,897	18,204	89,424	21,298	97,644	61,978

Equity transactions:
Contract purchase payments (note 1)	11,301	11,586	607	624	3,370	1,370
Transfers (to) and from other subaccounts	(62,805)	(142,974)	(56,996)	(109,547)	(21,221)	(216,203)
Transfers (to) and from fixed dollar contract	(9,045)	(3,108)	0	(7,821)	(1,902)	(8,555)
Withdrawals and surrenders	(99,117)	(99,793)	(78,798)	(119,163)	(126,769)	(271,403)
Surrender charges (note 2)	(222)	(1,211)	(212)	(217)	(431)	(913)
Annual contract charges (note 2)	(361)	(429)	(274)	(352)	(742)	(872)
Annuity and death benefit payments	(6,125)	(9,476)	(6,830)	(6,443)	(15,822)	(77,831)

Net equity transactions	(166,374)	(245,405)	(142,503)	(242,919)	(163,517)	(574,407)

Net change in contract owners’ equity	(100,477)	(227,201)	(53,079)	(221,621)	(65,873)	(512,429)
Contract owners’ equity:
Beginning of period	784,500	1,011,701	638,795	860,416	1,102,942	1,615,371

End of period	$684,023	$784,500	$585,716	$638,795	$1,037,069	$1,102,942

Change in units:
Beginning units	105,537	140,463	75,553	105,954	90,117	140,372

Units purchased	1,472	1,894	70	381	6,817	286
Units redeemed	(23,385)	(36,820)	(16,312)	(30,782)	(19,371)	(50,541)

Ending units	83,624	105,537	59,311	75,553	77,563	90,117

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

21

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

							Strong Variable
							Insurance Funds,
	Wells Fargo Advantage Variable Trust Funds (note 4)						Inc. (note 4)

							Mid Cap
	Opportunity		Small/Mid Cap Value		Discovery		Growth II
	Subaccount		Subaccount(f)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,915)	$(2,967)	$(2,546)	$(1,283)	$(2,865)	$(2,366)	$(902)
Reinvested capital gains	31,675	0	41,497	0	0	0	0
Realized gain (loss)	4,981	6,539	1,060	4,097	25,026	1,923	(127,391)
Unrealized gain (loss)	(4,248)	15,135	(2,943)	30,327	13,996	44,803	108,485

Net increase (decrease) in contract owners’ equity from operations	29,493	18,707	37,068	33,141	36,157	44,360	(19,808)

Equity transactions:
Contract purchase payments (note 1)	816	816	0	0	855	873	253
Transfers (to) and from other subaccounts	(6,170)	(12,873)	0	3,849	(70,284)	303,671	(327,201)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(2,679)	(4,827)
Withdrawals and surrenders	(29,083)	(40,935)	0	(5,149)	(47,799)	(13,211)	(8,691)
Surrender charges (note 2)	(28)	(35)	0	(12)	(402)	(10)	(297)
Annual contract charges (note 2)	(153)	(164)	(32)	(42)	(165)	(157)	(37)
Annuity and death benefit payments	(626)	(630)	(947)	(883)	(7,520)	(5,220)	(1,862)

Net equity transactions	(35,244)	(53,821)	(979)	(2,237)	(125,315)	283,267	(342,662)

Net change in contract owners’ equity	(5,751)	(35,114)	36,089	30,904	(89,158)	327,627	(362,470)
Contract owners’ equity:
Beginning of period	288,772	323,886	253,558	222,654	327,627	0	362,470

End of period	$283,021	$288,772	$289,647	$253,558	$238,469	$327,627	$0

Change in units:
Beginning units	20,893	25,020	16,055	16,276	41,791	0	50,121

Units purchased	57	63	0	694	103	45,747	36
Units redeemed	(2,518)	(4,190)	(58)	(915)	(15,075)	(3,956)	(50,157)

Ending units	18,432	20,893	15,997	16,055	26,819	41,791	0

(f)	Formerly known as Multi Cap Value Subaccount.
The accompanying notes are an integral part of these financial statements.

22

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Van Kampen Universal
	Institutional Funds —
	Class I		Goldman Sachs Variable Insurance Trust

	U.S. Real Estate		Growth & Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount(g)		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$393	$207	$4,632	$1,646	$37	$(256)	$(243)	$(264)
Reinvested capital gains	59,043	13,681	20,007	0	0	0	0	0
Realized gain (loss)	44,101	43,563	9,970	13,196	4,872	1,551	421	451
Unrealized gain (loss)	181,419	26,285	38,100	(6,513)	6,590	4,070	2,095	171

Net increase (decrease) in contract owners’ equity from operations	284,956	83,736	72,709	8,329	11,499	5,365	2,273	358

Equity transactions:
Contract purchase payments (note 1)	1,152	6,170	4,281	8,561	0	5	127	751
Transfers (to) and from other subaccounts	290,658	207,436	155,624	(7,416)	9,545	(5,601)	3,085	(790)
Transfers (to) and from fixed dollar contract	35,843	18,988	58,511	7,821	0	0	0	(2,122)
Withdrawals and surrenders	(114,460)	(58,958)	(29,455)	(31,323)	(23,601)	(940)	(1,596)	(4,063)
Surrender charges (note 2)	(625)	(438)	(462)	(23)	0	0	(101)	(2)
Annual contract charges (note 2)	(366)	(328)	(153)	(161)	(37)	(40)	(27)	(36)
Annuity and death benefit payments	(25,924)	(1,473)	(3,958)	(3,512)	(2,855)	(2,784)	(1,169)	(846)

Net equity transactions	186,278	171,397	184,388	(26,053)	(16,948)	(9,360)	319	(7,108)

Net change in contract owners’ equity	471,234	255,133	257,097	(17,724)	(5,449)	(3,995)	2,592	(6,750)
Contract owners’ equity:
Beginning of period	679,906	424,773	285,937	303,661	110,423	114,418	26,772	33,522

End of period	$1,151,140	$679,906	$543,034	$285,937	$104,974	$110,423	$29,364	$26,772

Change in units:
Beginning units	23,063	16,702	24,629	26,905	10,890	11,904	3,076	3,928

Units purchased	12,705	17,053	19,674	6,727	1,085	582	383	91
Units redeemed	(7,216)	(10,692)	(5,776)	(9,003)	(2,692)	(1,596)	(319)	(943)

Ending units	28,552	23,063	38,527	24,629	9,283	10,890	3,140	3,076

(g)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

23

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

								Old Mutual Insurance
	Lazard Retirement Series, Inc.							Series Fund(c)

						International		Technology &
	Emerging Markets		Small Cap		Equity	Equity		Communications
	Subaccount		Subaccount		Subaccount	Subaccount		Subaccount

	2006	2005	2006	2005	2006	2006	2005(a)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,088)	$(3,633)	$(6,614)	$(7,656)	$(2)	$6	$(11)	$(209)	$(321)
Reinvested capital gains	52,694	21,818	47,274	53,119	0	802	0	0	0
Realized gain (loss)	143,974	23,163	57,881	53,968	143	566	0	(1,338)	(9,247)
Unrealized gain (loss)	1,008	158,438	(13,374)	(82,471)	0	2,693	336	1,309	10,188

Net increase (decrease) in contract owners’ equity from operations	192,588	199,786	85,167	16,960	141	4,067	325	(238)	620

Equity transactions:
Contract purchase payments (note 1)	1,187	2,612	4,780	4,980	0	0	0	400	283
Transfers (to) and from other subaccounts	15,049	362,687	(112,189)	(104,983)	(138)	22,632	6,518	(1,794)	0
Transfers (to) and from fixed dollar contract	32,894	36,552	(48,907)	(1,586)	0	0	0	0	(17,702)
Withdrawals and surrenders	(187,414)	(65,919)	(62,272)	(95,224)	0	0	0	(456)	(17,114)
Surrender charges (note 2)	(712)	(779)	(800)	(1,808)	0	0	0	(1)	(132)
Annual contract charges (note 2)	(356)	(167)	(336)	(410)	(3)	(10)	0	(37)	(39)
Annuity and death benefit payments	(29,124)	(1,899)	(4,674)	(3,435)	0	0	0	0	0

Net equity transactions	(168,476)	333,087	(224,398)	(202,466)	(141)	22,622	6,518	(1,888)	(34,704)

Net change in contract owners’ equity	24,112	532,873	(139,231)	(185,506)	0	26,689	6,843	(2,126)	(34,084)
Contract owners’ equity:
Beginning of period	850,983	318,110	714,315	899,821	0	6,843	0	14,775	48,859

End of period	$875,095	$850,983	$575,084	$714,315	$0	$33,532	$6,843	$12,649	$14,775

Change in units:
Beginning units	38,174	19,905	37,177	48,230	0	656	0	7,810	27,998

Units purchased	16,869	23,726	957	853	1,104	3,029	656	5,127	168
Units redeemed	(24,511)	(5,457)	(12,086)	(11,906)	(1,104)	(1,036)	0	(6,487)	(20,356)

Ending units	30,532	38,174	26,048	37,177	0	2,649	656	6,450	7,810

(a)	Period from November 2, 2005, date of commencement of operations.
(c)	Formerly known as PBHG Insurance Series Fund.
The accompanying notes are an integral part of these financial statements.

24

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund — Service Class 2

	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(20,046)	$(20,542)	$(209)	$(14,798)	$(2,000)	$(2,038)	$4,839	$635
Reinvested capital gains	279,938	31,774	190,957	249	0	0	27,911	4,218
Realized gain (loss)	135,223	89,932	74,866	52,944	5,028	(5,072)	3,873	651
Unrealized gain (loss)	(159,817)	220,831	(55,464)	215,302	8,225	15,984	(4,794)	(43)

Net increase (decrease) in contract owners’ equity from operations	235,298	321,995	210,150	253,697	11,253	8,874	31,829	5,461

Equity transactions:
Contract purchase payments (note 1)	6,143	6,521	9,275	13,272	328	564	0	0
Transfers (to) and from other subaccounts	13,113	180,356	338,241	570,358	(72,364)	(65,690)	213,681	1,582
Transfers (to) and from fixed dollar contract	52,827	28,184	141,369	36,340	45,276	225	3,005	0
Withdrawals and surrenders	(179,516)	(130,584)	(178,004)	(172,833)	(48,846)	(30,375)	(38,436)	0
Surrender charges (note 2)	(501)	(294)	(1,352)	(1,882)	(33)	(594)	0	0
Annual contract charges (note 2)	(832)	(809)	(485)	(402)	(64)	(128)	(13)	0
Annuity and death benefit payments	(59,257)	(12,986)	(39,823)	(4,009)	(5,148)	(3,403)	(6,283)	(2,868)

Net equity transactions	(168,023)	70,388	269,221	440,844	(80,851)	(99,401)	171,954	(1,286)

Net change in contract owners’ equity	67,275	392,383	479,371	694,541	(69,598)	(90,527)	203,783	4,175
Contract owners’ equity:
Beginning of period	2,207,689	1,815,306	1,913,806	1,219,265	292,268	382,795	123,321	119,146

End of period	$2,274,964	$2,207,689	$2,393,177	$1,913,806	$222,670	$292,268	$327,104	$123,321

Change in units:
Beginning units	117,856	113,217	159,849	117,589	43,890	60,029	9,581	9,686

Units purchased	18,918	22,344	60,209	74,661	8,689	3,423	20,041	882
Units redeemed	(27,470)	(17,705)	(38,888)	(32,401)	(20,840)	(19,562)	(4,734)	(987)

Ending units	109,304	117,856	181,170	159,849	31,739	43,890	24,888	9,581

The accompanying notes are an integral part of these financial statements.

25

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series — Service Shares

	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount(b)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(446)	$(572)	$746	$207	$3,859	$3,965	$4,985	$197
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(3,315)	(1,604)	(1,054)	(6,097)	4,503	2,544	16,379	4,911
Unrealized gain (loss)	9,963	4,246	18,931	9,936	26,299	16,231	162,817	37,488

Net increase (decrease) in contract owners’ equity from operations	6,202	2,070	18,623	4,046	34,661	22,740	184,181	42,596

Equity transactions:
Contract purchase payments (note 1)	792	1,042	9	0	5,571	5,781	1,039	0
Transfers (to) and from other subaccounts	(3,646)	(2,156)	18,067	(1,584)	27,000	(11,430)	459,356	141,030
Transfers (to) and from fixed dollar contract	0	(2,398)	0	(57)	0	19,277	53,220	8,736
Withdrawals and surrenders	(10,131)	(198)	(1,598)	(8,474)	(4,123)	(19,225)	(33,941)	(35,320)
Surrender charges (note 2)	(93)	0	(15)	(602)	(15)	(951)	(21)	(36)
Annual contract charges (note 2)	(70)	(71)	(80)	(78)	(245)	(255)	(143)	(33)
Annuity and death benefit payments	0	0	0	0	(20,855)	(1,318)	(33,034)	(947)

Net equity transactions	(13,148)	(3,781)	16,383	(10,795)	7,333	(8,121)	446,476	113,430

Net change in contract owners’ equity	(6,946)	(1,711)	35,006	(6,749)	41,994	14,619	630,657	156,026
Contract owners’ equity:
Beginning of period	69,381	71,092	96,953	103,702	371,660	357,041	193,030	37,004

End of period	$62,435	$69,381	$131,959	$96,953	$413,654	$371,660	$823,687	$193,030

Change in units:
Beginning units	11,468	12,101	16,241	18,164	34,021	34,857	9,243	2,314

Units purchased	549	181	3,157	334	2,748	2,402	22,832	9,555
Units redeemed	(2,623)	(814)	(444)	(2,257)	(2,139)	(3,238)	(4,887)	(2,626)

Ending units	9,394	11,468	18,954	16,241	34,630	34,021	27,188	9,243

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

26

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	MFS Variable Insurance Trust — Service Class

	New Discovery		Investors Growth		Mid Cap Growth		Total Return
	Subaccount		Stock Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(162)	$(196)	$(34)	$(44)	$(420)	$(303)	$11,413	$9,791
Reinvested capital gains	269	0	0	0	1,047	0	28,527	44,162
Realized gain (loss)	1,523	797	9	540	659	627	39,713	21,189
Unrealized gain (loss)	356	73	213	(391)	(2,461)	(220)	(2,749)	(57,374)

Net increase (decrease) in contract owners’ equity from operations	1,986	674	188	105	(1,175)	104	76,904	17,768

Equity transactions:
Contract purchase payments (note 1)	127	1,192	0	0	500	522	265	2,791
Transfers (to) and from other subaccounts	(4,250)	(5,738)	0	(402)	10,731	8,370	(194,570)	64,278
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	(30,622)	17,735
Withdrawals and surrenders	(2,279)	(378)	0	(2,538)	0	(8,489)	(158,278)	(107,855)
Surrender charges (note 2)	(146)	0	0	(5)	0	(267)	(750)	(560)
Annual contract charges (note 2)	(24)	(26)	(9)	(15)	(6)	(16)	(195)	(350)
Annuity and death benefit payments	0	0	0	0	0	0	(36,153)	(24,978)

Net equity transactions	(6,572)	(4,950)	(9)	(2,960)	11,225	120	(420,303)	(48,939)

Net change in contract owners’ equity	(4,586)	(4,276)	179	(2,855)	10,050	224	(343,399)	(31,171)
Contract owners’ equity:
Beginning of period	20,334	24,610	3,072	5,927	34,315	34,091	1,084,133	1,115,304

End of period	$15,748	$20,334	$3,251	$3,072	$44,365	$34,315	$740,734	$1,084,133

Change in units:
Beginning units	1,807	2,271	298	592	3,535	3,576	87,802	91,817

Units purchased	11	115	0	0	3,170	1,267	3,088	13,697
Units redeemed	(564)	(579)	(1)	(294)	(2,174)	(1,308)	(36,616)	(17,712)

Ending units	1,254	1,807	297	298	4,531	3,535	54,274	87,802

The accompanying notes are an integral part of these financial statements.

27

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series Trust II

	Small Company		Mid Cap Value
	Subaccount		Subaccount

	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,526)	$(1,582)	$(1,797)	$(3,652)
Reinvested capital gains	4,276	18,994	11,043	5,653
Realized gain (loss)	4,250	14,454	20,645	18,379
Unrealized gain (loss)	12,940	(28,632)	33,434	13,057

Net increase (decrease) in contract owners’ equity from operations	19,940	3,234	63,325	33,437

Equity transactions:
Contract purchase payments (note 1)	0	0	435	2,480
Transfers (to) and from other subaccounts	3,721	(38,570)	(10,830)	126,616
Transfers (to) and from fixed dollar contract	22,375	22,002	(10,710)	34,068
Withdrawals and surrenders	(20,219)	(4,737)	(23,853)	(49,579)
Surrender charges (note 2)	(6)	(11)	(33)	(312)
Annual contract charges (note 2)	(13)	(25)	(116)	(125)
Annuity and death benefit payments	(3)	(13)	(3)	(3,707)

Net equity transactions	5,855	(21,354)	(45,110)	109,441

Net change in contract owners’ equity	25,795	(18,120)	18,215	142,878
Contract owners’ equity:
Beginning of period	138,298	156,418	478,092	335,214

End of period	$164,093	$138,298	$496,307	$478,092

Change in units:
Beginning units	9,203	10,654	26,283	19,928

Units purchased	1,601	4,162	3,629	13,508
Units redeemed	(1,201)	(5,613)	(6,318)	(7,153)

Ending units	9,603	9,203	23,594	26,283

The accompanying notes are an integral part of these financial statements.

28

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

							Calvert Variable
	PIMCO Variable Insurance Trust — Administrative Shares						Series Inc.

	Real Return		Total Return		Global Bond		Social Equity
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$43,829	$27,307	$44,739	$29,083	$1,569	$859	$(733)	$(812)
Reinvested capital gains	18,445	17,578	7,159	21,123	0	832	0	0
Realized gain (loss)	3,637	6,045	(6,254)	261	(526)	(183)	2,150	6,024
Unrealized gain (loss)	(57,076)	(35,936)	(8,616)	(34,943)	1,450	(6,335)	4,758	(3,168)

Net increase (decrease) in contract owners’ equity from operations	8,835	14,994	37,028	15,524	2,493	(4,827)	6,175	2,044

Equity transactions:
Contract purchase payments (note 1)	5,350	7,951	3,515	3,725	0	23	0	0
Transfers (to) and from other subaccounts	(761,549)	78,545	54,331	116,083	28,809	19,363	(627)	(2,568)
Transfers (to) and from fixed dollar contract	14,954	34,365	40,085	14,415	845	1,831	0	0
Withdrawals and surrenders	(168,283)	(95,588)	(123,919)	(4,310)	(11,728)	(5,706)	(5,507)	(7,851)
Surrender charges (note 2)	(85)	(708)	(14)	(202)	(15)	(36)	(6)	(40)
Annual contract charges (note 2)	(250)	(329)	(127)	(138)	(30)	(45)	(70)	(78)
Annuity and death benefit payments	(21,398)	(8,026)	(1,811)	(2,329)	0	0	(279)	(18,643)

Net equity transactions	(931,261)	16,210	(27,940)	127,244	17,881	15,430	(6,489)	(29,180)

Net change in contract owners’ equity	(922,426)	31,204	9,088	142,768	20,374	10,603	(314)	(27,136)
Contract owners’ equity:
Beginning of period	1,615,669	1,584,465	1,327,992	1,185,224	57,787	47,184	73,042	100,178

End of period	$693,243	$1,615,669	$1,337,080	$1,327,992	$78,161	$57,787	$72,728	$73,042

Change in units:
Beginning units	129,093	127,890	116,499	105,380	4,719	3,557	9,865	14,017

Units purchased	22,779	20,964	16,901	15,887	2,922	4,054	0	0
Units redeemed	(96,376)	(19,761)	(19,264)	(4,768)	(1,474)	(2,892)	(844)	(4,152)

Ending units	55,496	129,093	114,136	116,499	6,167	4,719	9,021	9,865

The accompanying notes are an integral part of these financial statements.

29

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

							Dreyfus Variable
	UBS Series						Investment Fund —
	Trust — Class I		The Prudential Series Fund, Inc.				Service Shares

	U.S. Allocation		Jennison 20/20 Focus				Appreciation
	Subaccount		Subaccount		Jennison Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$268	$16	$(1,182)	$(298)	$(190)	$(181)	$111	$(253)
Reinvested capital gains	0	0	8,526	0	0	0	0	0
Realized gain (loss)	14	603	(782)	23	2,125	994	1,477	254
Unrealized gain (loss)	1,669	886	1,809	6,879	(1,619)	1,449	1,373	714

Net increase (decrease) in contract owners’ equity from operations	1,951	1,505	8,371	6,604	316	2,262	2,961	715

Equity transactions:
Contract purchase payments (note 1)	0	0	250	250	0	0	0	0
Transfers (to) and from other subaccounts	0	(530)	(13,651)	96,550	(20,938)	20,500	5,779	17,554
Transfers (to) and from fixed dollar contract	0	0	4,428	0	0	3,911	0	0
Withdrawals and surrenders	0	(1,624)	(174)	(88)	(335)	(2,512)	(16,762)	(10,776)
Surrender charges (note 2)	0	(136)	0	0	0	(3)	0	0
Annual contract charges (note 2)	(9)	(9)	(47)	(8)	(1)	0	(5)	(5)
Annuity and death benefit payments	0	0	(74)	0	0	0	0	0

Net equity transactions	(9)	(2,299)	(9,268)	96,704	(21,274)	21,896	(10,988)	6,773

Net change in contract owners’ equity	1,942	(794)	(897)	103,308	(20,958)	24,158	(8,027)	7,488
Contract owners’ equity:
Beginning of period	19,947	20,741	105,006	1,698	38,474	14,316	24,365	16,877

End of period	$21,889	$19,947	$104,109	$105,006	$17,516	$38,474	$16,338	$24,365

Change in units:
Beginning units	1,431	1,569	6,186	120	2,586	1,088	1,941	1,387

Units purchased	0	3,197	6,443	6,073	431	2,315	439	1,430
Units redeemed	0	(3,335)	(7,161)	(7)	(1,841)	(817)	(1,245)	(876)

Ending units	1,431	1,431	5,468	6,186	1,176	2,586	1,135	1,941

The accompanying notes are an integral part of these financial statements.

30

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

					Van Kampen Universal Institutional Funds —
	Royce Capital Fund				Class II

					Core Plus
	Small-Cap		Micro-Cap		Fixed Income		U.S. Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,764)	$(7,827)	$(3,249)	$(1,363)	$416	$473	$(89)	$183
Reinvested capital gains	38,055	7,871	24,352	4,554	86	147	2,082	1,524
Realized gain (loss)	32,497	34,033	17,350	4,782	(251)	(113)	1,076	4,537
Unrealized gain (loss)	43,156	22,178	30,701	20,922	(73)	(129)	9,371	(362)

Net increase (decrease) in contract owners’ equity from operations	105,944	56,255	69,154	28,895	178	378	12,440	5,882

Equity transactions:
Contract purchase payments (note 1)	2,271	11,238	298	325	0	0	0	1,488
Transfers (to) and from other subaccounts	28,324	235,579	143,671	49,055	(11,104)	33,804	29,902	(18,962)
Transfers (to) and from fixed dollar contract	53,286	42,805	21,681	21,096	0	2,968	0	0
Withdrawals and surrenders	(71,169)	(191,427)	(55,642)	(60,670)	(1,309)	(6,053)	(3,362)	(7,000)
Surrender charges (note 2)	(459)	(233)	(17)	(174)	(6)	(1)	(237)	(228)
Annual contract charges (note 2)	(350)	(372)	(150)	(115)	(5)	(6)	(9)	(11)
Annuity and death benefit payments	(24,027)	(6,734)	(944)	(838)	(10,275)	(416)	0	0

Net equity transactions	(12,124)	90,856	108,897	8,679	(22,699)	30,296	26,294	(24,713)

Net change in contract owners’ equity	93,820	147,111	178,051	37,574	(22,521)	30,674	38,734	(18,831)
Contract owners’ equity:
Beginning of period	743,441	596,330	295,109	257,535	36,194	5,520	29,963	48,794

End of period	$837,261	$743,441	$473,160	$295,109	$13,673	$36,194	$68,697	$29,963

Change in units:
Beginning units	40,008	34,468	16,125	15,534	2,961	464	1,504	2,826

Units purchased	12,787	27,922	11,198	6,328	0	3,033	1,191	337
Units redeemed	(13,415)	(22,382)	(5,761)	(5,737)	(1,870)	(536)	(169)	(1,659)

Ending units	39,380	40,008	21,562	16,125	1,091	2,961	2,526	1,504

The accompanying notes are an integral part of these financial statements.

31

Ohio National Variable Account B
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

						Neuberger
						Berman
	Franklin Templeton Variable					Advisers
	Insurance Product Trust — Class 2			Legg Mason Partners		Management
				Variable Portfolios I, Inc.		Trust — S Class
			Templeton
	Franklin Income		Foreign		Total	AMT
	Securities		Securities	All Cap	Return	Regency	Total
	Subaccount		Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts

	2006	2005(a)	2006	2006	2006	2006(d)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,388	$(2)	$93	$39	$137	$(1)	$(192,463)	$(417,673)
Reinvested capital gains	700	0	0	120	199	0	988,707	247,297
Realized gain (loss)	665	0	240	63	3	0	1,252,463	(943,149)
Unrealized gain (loss)	28,204	11	11,122	23	599	6	7,522,062	6,550,465

Net increase (decrease) in contract owners’ equity from operations	32,957	9	11,455	245	938	5	9,570,769	5,436,940

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	495,584	726,298
Transfers (to) and from other subaccounts	371,203	1,996	86,731	3,482	10,198	981	—	—
Transfers (to) and from fixed dollar contract	26,254	0	27,877	0	0	0	(35,020)	40,855
Withdrawals and surrenders	(37,512)	0	(393)	0	0	0	(12,369,867)	(13,659,888)
Surrender charges (note 2)	(6)	0	0	0	0	0	(35,446)	(61,289)
Annual contract charges (note 2)	(57)	0	(4)	(3)	0	0	(42,128)	(49,596)
Annuity and death benefit payments	(1,754)	0	0	0	0	0	(1,814,149)	(1,982,122)

Net equity transactions	358,128	1,996	114,211	3,479	10,198	981	(13,801,026)	(14,985,742)

Net change in contract owners’ equity	391,085	2,005	125,666	3,724	11,136	986	(4,230,257)	(9,548,802)
Contract owners’ equity:
Beginning of period	2,005	0	0	0	0	0	95,563,319	105,112,121

End of period	$393,090	$2,005	$125,666	$3,724	$11,136	$986	$91,333,062	$95,563,319

Change in units:
Beginning units	199	0	0	0	0	0	4,292,326	5,007,690

Units purchased	38,280	199	10,703	978	976	97	656,005	554,512
Units redeemed	(5,116)	0	(692)	(666)	0	0	(1,235,687)	(1,269,876)

Ending units	33,363	199	10,011	312	976	97	3,712,644	4,292,326

(a)	Period from November 2, 2005, date of commencement of operations.
(d)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

32

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2006
(1) Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Janus Aspen Series (Institutional and Service Shares), Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., Old Mutual Insurance Series Fund, Fidelity Variable Insurance Products Fund — Service Class 2, MFS Variable Insurance Trust — Service Shares, J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust — Administrative Shares, Calvert Variable Series, Inc., UBS Series Trust — Class I, The Prudential Series Fund, Inc., Dreyfus Variable Investment Fund — Service Shares, Royce Capital Fund, Franklin Templeton Variable Insurance Products Trust — Class 2, Legg Mason Partners Variable Portfolios I, Inc., and Neuberger Berman Advisers Management Trust — S Class (collectively, the “Funds”). All Funds, other than The Dow Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios), are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the years ended December 31, 2006 and 2005, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is conducted by an affiliate although other means of distribution may be utilized.
(continued)

33

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006
(2) Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

The following tables illustrate product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity (“VIA”)	Combination
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	NA	No charge	$25
Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	No charge	No charge	6% in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
(continued)

34

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

		Top
	Top I	Tradition	Top Plus
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	NA
Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15
Purchase Payment Charges	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	5% of payments in the last eight years on amount surrendered	7.75% of payments in the last eight years on amount surrendered	6% in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the prospectus for the “Top Plus” product.
(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.
(continued)

35

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006
(4) Fund Mergers & Replacements

Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month’s Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

Acquired Portfolios	Acquiring Portfolios

Dow Target 10 — February Portfolio	Dow Target 10 — January Portfolio
Dow Target 10 — March Portfolio

Dow Target 10 — May Portfolio	Dow Target 10 — April Portfolio
Dow Target 10 — June Portfolio

Dow Target 10 — August Portfolio	Dow Target 10 — July Portfolio
Dow Target 10 — September Portfolio

Dow Target 10 — November Portfolio	Dow Target 10 — October Portfolio
Dow Target 10 — December Portfolio

Dow Target 5 — February Portfolio	Dow Target 5 — January Portfolio
Dow Target 5 — March Portfolio

Dow Target 5 — May Portfolio	Dow Target 5 — April Portfolio
Dow Target 5 — June Portfolio

Dow Target 5 — August Portfolio	Dow Target 5 — July Portfolio
Dow Target 5 — September Portfolio

Dow Target 5 — November Portfolio	Dow Target 5 — October Portfolio
Dow Target 5 — December Portfolio

Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.
(continued)

36

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006
(5) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2006
Annual Payment Combination	7,605	$208.386199	$1,584,697	1.00%	5.61%	0.00%
Flexible Payment Combination	757	$105.459872	$79,852	1.10%	5.51%	0.00%
Top I	5,417	$91.523021	$495,757	1.10%	5.51%	0.00%
Top Tradition	189,547	$77.226674	$14,638,091	1.10%	5.51%	0.00%
Top Plus	157,428	$26.277610	$4,136,838	0.90%	5.72%	0.00%

	360,754		$20,935,235

2005
Annual Payment Combination	8,078	$197.310970	$1,593,905	1.00%	5.06%	0.00%
Flexible Payment Combination	749	$99.953545	$74,845	1.10%	4.95%	0.00%
Top I	6,088	$86.744364	$528,119	1.10%	4.95%	0.00%
Top Tradition	220,294	$73.194476	$16,124,295	1.10%	4.95%	0.00%
Top Plus	210,376	$24.856418	$5,229,190	0.90%	5.16%	0.00%

	445,585		$23,550,354

2004
Annual Payment Combination	8,746	$187.813735	$1,642,655	1.00%	11.32%	0.05%
Flexible Payment Combination	740	$95.236348	$70,478	1.10%	11.21%	0.04%
Top I	6,657	$82.650560	$550,183	1.10%	11.21%	0.04%
Top Tradition	262,643	$69.740136	$18,316,727	1.10%	11.21%	0.04%
Top Plus	262,302	$23.636618	$6,199,951	0.90%	11.43%	0.04%

	541,088		$26,779,994

2003
Annual Payment Combination	8,900	$168.716233	$1,501,606	1.00%	42.92%	0.18%
Flexible Payment Combination	798	$85.637325	$68,359	1.10%	42.78%	0.18%
Top I	7,102	$74.320073	$527,779	1.10%	42.78%	0.18%
Top Tradition	295,374	$62.710914	$18,523,183	1.10%	42.78%	0.18%
Top Plus	297,330	$21.212109	$6,306,993	0.90%	43.06%	0.18%

	609,504		$26,927,920

2002
Annual Payment Combination	9,429	$118.048746	$1,113,126	1.00%	-19.55%	0.36%
Flexible Payment Combination	787	$59.978655	$47,186	1.10%	-19.63%	0.37%
Top I	7,635	$52.052278	$397,411	1.10%	-19.63%	0.36%
Top Tradition	335,950	$43.921459	$14,755,423	1.10%	-19.63%	0.35%
Top Plus	336,899	$14.827204	$4,995,271	0.90%	-19.47%	0.35%

	690,700		$21,308,417

Money Market Subaccount
2006
VIA	2,404	$32.980496	$79,271	1.30%	3.43%	4.61%
Top I	2,028	$25.009370	$50,718	1.30%	3.43%	4.59%
Top Tradition	38,685	$22.769733	$880,855	1.10%	3.63%	4.72%
Top Plus	33,797	$14.793588	$499,985	0.90%	3.84%	4.88%

	76,914		$1,510,829

2005
VIA	2,401	$31.887866	$76,554	1.30%	1.62%	2.94%
Top I	2,311	$24.180821	$55,887	1.30%	1.62%	2.90%
Top Tradition	40,430	$21.972068	$888,331	1.10%	1.82%	2.95%
Top Plus	10,082	$14.247177	$143,646	0.90%	2.02%	2.75%

	55,224		$1,164,418

(continued)

37

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Money Market Subaccount (continued)
2004
VIA	2,561	$31.379976	$80,362	1.30%	-0.29%	1.02%
Top I	3,246	$23.795684	$77,240	1.30%	-0.29%	1.03%
Top Tradition	46,172	$21.579558	$996,362	1.10%	-0.09%	0.99%
Top Plus	13,190	$13.965057	$184,210	0.90%	0.11%	0.86%

	65,169		$1,338,174

2003
VIA	2,739	$31.471062	$86,201	1.30%	-0.55%	0.74%
Top I	3,281	$23.864748	$78,309	1.30%	-0.55%	0.75%
Top Tradition	69,694	$21.599335	$1,505,353	1.10%	-0.36%	0.75%
Top Plus	59,329	$13.950124	$827,639	0.90%	-0.16%	0.75%

	135,043		$2,497,502

2002
VIA	3,201	$31.645984	$101,304	1.30%	0.09%	1.40%
Top I	4,118	$23.997404	$98,810	1.30%	0.09%	1.40%
Top Tradition	99,162	$21.676487	$2,149,488	1.10%	0.28%	1.37%
Top Plus	105,701	$13.972279	$1,476,881	0.90%	0.48%	1.41%

	212,182		$3,826,483

Bond Subaccount
2006
Top I	214	$44.004316	$9,447	1.10%	3.31%	3.66%
Top Tradition	61,515	$36.851225	$2,266,890	1.10%	3.31%	4.03%
Top Plus	65,431	$18.503836	$1,210,718	0.90%	3.51%	4.54%

	127,160		$3,487,055

2005
Top I	220	$42.595323	$9,351	1.10%	-0.67%	3.62%
Top Tradition	57,202	$35.671271	$2,040,484	1.10%	-0.67%	3.58%
Top Plus	49,472	$17.875999	$884,366	0.90%	-0.48%	3.26%

	106,894		$2,934,201

2004
Top I	222	$42.883430	$9,537	1.10%	4.73%	0.00%
Top Tradition	62,858	$35.912547	$2,257,383	1.10%	4.73%	0.00%
Top Plus	61,712	$17.961382	$1,108,431	0.90%	4.94%	0.00%

	124,792		$3,375,351

2003
Top I	225	$40.945593	$9,228	1.10%	9.26%	4.72%
Top Tradition	82,203	$34.289720	$2,818,702	1.10%	9.26%	5.54%
Top Plus	77,170	$17.115732	$1,320,820	0.90%	9.48%	5.59%

	159,598		$4,148,750

2002
Top I	229	$37.475703	$8,575	1.10%	7.47%	5.83%
Top Tradition	97,963	$31.383869	$3,074,448	1.10%	7.47%	5.95%
Top Plus	94,133	$15.634301	$1,471,714	0.90%	7.69%	6.16%

	192,325		$4,554,737

Omni Subaccount
2006
Top I	12,506	$39.658403	$495,980	1.10%	12.09%	1.23%
Top Tradition	126,702	$39.408472	$4,993,124	1.10%	12.09%	1.12%
Top Plus	83,447	$16.792834	$1,401,304	0.90%	12.31%	1.15%

	222,655		$6,890,408

(continued)

38

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2005
Top I	15,726	$35.381987	$556,407	1.10%	8.30%	1.30%
Top Tradition	176,533	$35.159013	$6,206,739	1.10%	8.30%	1.20%
Top Plus	109,056	$14.952467	$1,630,656	0.90%	8.51%	1.20%

	301,315		$8,393,802

2004
Top I	15,919	$32.671066	$520,077	1.10%	5.95%	1.39%
Top Tradition	214,582	$32.465180	$6,966,441	1.10%	5.95%	1.33%
Top Plus	136,972	$13.779581	$1,887,420	0.90%	6.16%	1.31%

	367,473		$9,373,938

2003
Top I	16,325	$30.836972	$503,405	1.10%	24.83%	1.77%
Top Tradition	247,514	$30.642638	$7,584,483	1.10%	24.83%	1.76%
Top Plus	164,162	$12.980233	$2,130,865	0.90%	25.07%	1.76%

	428,001		$10,218,753

2002
Top I	16,747	$24.704037	$413,724	1.10%	-23.62%	1.91%
Top Tradition	288,071	$24.548349	$7,071,660	1.10%	-23.62%	1.87%
Top Plus	193,979	$10.378160	$2,013,149	0.90%	-23.46%	1.83%

	498,797		$9,498,533

International Subaccount
2006
Top I	3,296	$22.515622	$74,228	1.10%	17.93%	0.15%
Top Tradition	212,159	$22.515622	$4,776,885	1.10%	17.93%	0.14%
Top Plus	88,355	$20.178725	$1,782,888	0.90%	18.17%	0.13%

	303,810		$6,634,001

2005
Top I	3,487	$19.091962	$66,565	1.10%	8.21%	0.04%
Top Tradition	255,683	$19.091962	$4,881,484	1.10%	8.21%	0.04%
Top Plus	117,757	$17.076646	$2,010,903	0.90%	8.42%	0.04%

	376,927		$6,958,952

2004
Top I	4,193	$17.643397	$73,981	1.10%	11.74%	0.00%
Top Tradition	292,781	$17.643397	$5,165,651	1.10%	11.74%	0.00%
Top Plus	149,308	$15.749854	$2,351,581	0.90%	11.96%	0.00%

	446,282		$7,591,213

2003
Top I	4,425	$15.789447	$69,875	1.10%	31.15%	0.46%
Top Tradition	383,253	$15.789447	$6,051,352	1.10%	31.15%	0.46%
Top Plus	182,547	$14.066942	$2,567,874	0.90%	31.41%	0.44%

	570,225		$8,689,101

2002
Top I	5,018	$12.039008	$60,418	1.10%	-21.51%	0.26%
Top Tradition	473,133	$12.039008	$5,696,051	1.10%	-21.51%	0.26%
Top Plus	256,818	$10.704470	$2,749,100	0.90%	-21.36%	0.26%

	734,969		$8,505,569

Capital Appreciation Subaccount
2006
Top I	256	$31.644144	$8,109	1.10%	15.11%	0.27%
Top Tradition	128,979	$31.644144	$4,081,419	1.10%	15.11%	0.43%
Top Plus	99,131	$35.913264	$3,560,110	0.90%	15.34%	0.45%

	228,366		$7,649,638

(continued)

39

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2005
Top I	506	$27.490513	$13,923	1.10%	4.12%	0.50%
Top Tradition	152,120	$27.490513	$4,181,853	1.10%	4.12%	0.50%
Top Plus	112,055	$31.137683	$3,489,116	0.90%	4.33%	0.51%

	264,681		$7,684,892

2004
Top I	659	$26.401629	$17,386	1.10%	11.27%	0.37%
Top Tradition	188,749	$26.401629	$4,983,269	1.10%	11.27%	0.36%
Top Plus	132,036	$29.845326	$3,940,692	0.90%	11.49%	0.36%

	321,444		$8,941,347

2003
Top I	796	$23.726799	$18,883	1.10%	30.10%	0.26%
Top Tradition	233,847	$23.726799	$5,548,448	1.10%	30.10%	0.25%
Top Plus	149,708	$26.768431	$4,007,446	0.90%	30.35%	0.25%

	384,351		$9,574,777

2002
Top I	944	$18.237893	$17,220	1.10%	-21.02%	0.20%
Top Tradition	300,763	$18.237893	$5,485,282	1.10%	-21.02%	0.21%
Top Plus	192,817	$20.535249	$3,959,535	0.90%	-20.86%	0.20%

	494,524		$9,462,037

Millennium Subaccount
2006
Top I	1,192	$25.207116	$30,049	1.10%	6.21%	0.00%
Top Tradition	96,206	$25.207116	$2,425,079	1.10%	6.21%	0.00%
Top Plus	46,518	$33.549246	$1,560,642	0.90%	6.42%	0.00%

	143,916		$4,015,770

2005
Top I	1,578	$23.732936	$37,457	1.10%	-1.08%	0.00%
Top Tradition	117,776	$23.732936	$2,795,178	1.10%	-1.08%	0.00%
Top Plus	68,303	$31.524814	$2,153,209	0.90%	-0.89%	0.00%

	187,657		$4,985,844

2004
Top I	1,670	$23.993241	$40,071	1.10%	9.72%	0.00%
Top Tradition	147,640	$23.993241	$3,542,358	1.10%	9.72%	0.00%
Top Plus	92,156	$31.807684	$2,931,272	0.90%	9.94%	0.00%

	241,466		$6,513,701

2003
Top I	1,688	$21.867330	$36,907	1.10%	36.17%	0.00%
Top Tradition	173,031	$21.867330	$3,783,736	1.10%	36.17%	0.00%
Top Plus	120,254	$28.931906	$3,479,182	0.90%	36.44%	0.00%

	294,973		$7,299,825

2002
Top I	1,299	$16.058949	$20,865	1.10%	-33.47%	0.00%
Top Tradition	204,134	$16.058949	$3,278,179	1.10%	-33.47%	0.00%
Top Plus	147,878	$21.205098	$3,135,757	0.90%	-33.34%	0.00%

	353,311		$6,434,801

International Small Company Subaccount
2006
Top I	158	$30.828184	$4,881	1.10%	24.98%	0.10%
Top Tradition	58,981	$30.828184	$1,818,264	1.10%	24.98%	0.12%
Top Plus	57,485	$33.655867	$1,934,704	0.90%	25.22%	0.12%

	116,624		$3,757,849

(continued)

40

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small Company Subaccount (continued)
2005
Top I	181	$24.667115	$4,464	1.10%	27.60%	2.28%
Top Tradition	68,292	$24.667115	$1,684,579	1.10%	27.60%	0.49%
Top Plus	62,157	$26.876546	$1,670,559	0.90%	27.85%	0.48%

	130,630		$3,359,602

2004
Top I	22	$19.332118	$433	1.10%	19.55%	1.08%
Top Tradition	67,429	$19.332118	$1,303,551	1.10%	19.55%	0.93%
Top Plus	66,705	$21.022163	$1,402,278	0.90%	19.79%	0.97%

	134,156		$2,706,262

2003
Top I	22	$16.170236	$363	1.10%	52.24%	0.22%
Top Tradition	86,116	$16.170236	$1,392,519	1.10%	52.24%	0.22%
Top Plus	80,751	$17.549014	$1,417,098	0.90%	52.54%	0.22%

	166,889		$2,809,980

2002
Top I	23	$10.621378	$240	1.10%	-15.93%	0.00%
Top Tradition	90,154	$10.621378	$957,562	1.10%	-15.93%	0.00%
Top Plus	101,302	$11.504273	$1,165,410	0.90%	-15.77%	0.00%

	191,479		$2,123,212

Aggressive Growth Subaccount
2006
Top Tradition	36,306	$7.379507	$267,923	1.10%	4.63%	0.00%
Top Plus	37,292	$9.058347	$337,800	0.90%	4.84%	0.00%

	73,598		$605,723

2005
Top Tradition	40,432	$7.052988	$285,165	1.10%	12.05%	0.02%
Top Plus	43,493	$8.640452	$375,797	0.90%	12.27%	0.02%

	83,925		$660,962

2004
Top Tradition	55,633	$6.294415	$350,174	1.10%	7.77%	0.00%
Top Plus	47,625	$7.695920	$366,518	0.90%	7.98%	0.00%

	103,258		$716,692

2003
Top Tradition	71,645	$5.840646	$418,457	1.10%	30.06%	0.00%
Top Plus	59,982	$7.126951	$427,487	0.90%	30.32%	0.00%

	131,627		$845,944

2002
Top Tradition	79,553	$4.490665	$357,248	1.10%	-28.70%	0.00%
Top Plus	70,450	$5.468849	$385,278	0.90%	-28.56%	0.00%

	150,003		$742,526

Small Cap Growth Subaccount
2006
Top I	612	$10.101594	$6,181	1.10%	24.24%	0.00%
Top Tradition	53,971	$14.961463	$807,486	1.10%	24.24%	0.00%
Top Plus	13,864	$15.260526	$211,565	0.90%	24.49%	0.00%

	68,447		$1,025,232

2005
Top I	1,438	$8.130715	$11,695	1.10%	5.32%	0.00%
Top Tradition	57,878	$12.042400	$696,988	1.10%	5.32%	0.00%
Top Plus	19,743	$12.258855	$242,020	0.90%	5.53%	0.00%

	79,059		$950,703

(continued)

41

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount (continued)
2004
Top I	1,440	$7.719698	$11,115	1.10%	10.23%	0.00%
Top Tradition	72,248	$11.433639	$826,055	1.10%	10.23%	0.00%
Top Plus	25,400	$11.616196	$295,060	0.90%	10.45%	0.00%

	99,088		$1,132,230

2003
Top I	614	$7.003370	$4,296	1.10%	43.77%	0.00%
Top Tradition	83,787	$10.372684	$869,100	1.10%	43.77%	0.00%
Top Plus	40,962	$10.517403	$430,817	0.90%	44.05%	0.00%

	125,363		$1,304,213

2002
Top I	614	$4.871298	$2,991	1.10%	-29.90%	0.00%
Top Tradition	110,406	$7.214868	$796,564	1.10%	-29.90%	0.00%
Top Plus	51,775	$7.301096	$378,011	0.90%	-29.76%	0.00%

	162,795		$1,177,566

Mid Cap Opportunity Subaccount
2006
Top I	1,799	$14.535150	$26,141	1.10%	8.46%	0.00%
Top Tradition	129,429	$25.303644	$3,275,020	1.10%	8.46%	0.00%
Top Plus	77,744	$25.809088	$2,006,510	0.90%	8.67%	0.00%

	208,972		$5,307,671

2005
Top I	1,795	$13.401489	$24,065	1.10%	8.79%	0.00%
Top Tradition	163,347	$23.330098	$3,810,898	1.10%	8.79%	0.00%
Top Plus	95,999	$23.749133	$2,279,886	0.90%	9.00%	0.00%

	261,141		$6,114,849

2004
Top I	1,799	$12.318904	$22,159	1.10%	12.32%	0.00%
Top Tradition	211,731	$21.445455	$4,540,664	1.10%	12.32%	0.00%
Top Plus	134,054	$21.787570	$2,920,720	0.90%	12.54%	0.00%

	347,584		$7,483,543

2003
Top I	1,817	$10.967734	$19,929	1.10%	44.75%	0.04%
Top Tradition	243,025	$19.093264	$4,640,145	1.10%	44.75%	0.04%
Top Plus	178,954	$19.359387	$3,464,434	0.90%	45.04%	0.04%

	423,796		$8,124,508

2002
Top I	1,812	$7.576987	$13,732	1.10%	-26.44%	0.00%
Top Tradition	284,594	$13.190461	$3,753,927	1.10%	-26.44%	0.00%
Top Plus	213,781	$13.347926	$2,853,531	0.90%	-26.29%	0.00%

	500,187		$6,621,190

S&P 500 Index Subaccount
2006
Top I	4,770	$10.574254	$50,439	1.10%	14.05%	1.09%
Top Tradition	220,650	$19.847544	$4,379,355	1.10%	14.05%	1.06%
Top Plus	156,508	$20.243886	$3,168,331	0.90%	14.27%	0.99%

	381,928		$7,598,125

2005
Top I	5,641	$9.271844	$52,300	1.10%	3.33%	1.03%
Top Tradition	258,743	$17.402963	$4,502,900	1.10%	3.33%	0.98%
Top Plus	209,039	$17.715460	$3,703,228	0.90%	3.54%	0.97%

	473,423		$8,258,428

(continued)

42

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2004
Top I	6,239	$8.972855	$55,985	1.10%	9.10%	1.07%
Top Tradition	310,573	$16.841761	$5,230,593	1.10%	9.10%	1.12%
Top Plus	244,616	$17.110362	$4,185,460	0.90%	9.32%	1.09%

	561,428		$9,472,038

2003
Top I	7,097	$8.224458	$58,368	1.10%	26.45%	1.22%
Top Tradition	341,395	$15.437040	$5,270,130	1.10%	26.45%	1.18%
Top Plus	264,354	$15.652148	$4,137,701	0.90%	26.70%	1.20%

	612,846		$9,466,199

2002
Top I	6,415	$6.504141	$41,724	1.10%	-23.47%	1.11%
Top Tradition	413,646	$12.208071	$5,049,816	1.10%	-23.47%	1.08%
Top Plus	286,685	$12.353754	$3,541,638	0.90%	-23.32%	1.07%

	706,746		$8,633,178

Social Awareness Subaccount (note 4)
2002
Top I	1,051	$5.511170	$5,791	1.10%	-29.10%	0.00%
Top Tradition	8,518	$5.388262	$45,895	1.10%	-29.10%	0.00%
Top Plus	6,744	$5.452617	$36,778	0.90%	-28.95%	0.00%

	16,313		$88,464

Blue Chip Subaccount (note 4)
2006
Top I	1,048	$12.651963	$13,255	1.10%	15.09%	0.98%
Top Tradition	10,634	$12.651963	$134,538	1.10%	15.09%	0.97%
Top Plus	6,905	$12.832713	$88,616	0.90%	15.31%	0.94%

	18,587		$236,409

2005
Top I	1,048	$10.993372	$11,520	1.10%	3.60%	0.99%
Top Tradition	11,112	$10.993372	$122,165	1.10%	3.60%	0.90%
Top Plus	8,098	$11.128423	$90,113	0.90%	3.80%	0.88%

	20,258		$223,798

2004
Top I	1,048	$10.611435	$11,123	1.10%	8.41%	1.37%
Top Tradition	14,125	$10.611435	$149,889	1.10%	8.41%	1.33%
Top Plus	9,326	$10.720596	$99,974	0.90%	8.62%	1.41%

	24,499		$260,986

2003
Top I	1,049	$9.788494	$10,263	1.10%	25.21%	1.35%
Top Tradition	17,600	$9.788494	$172,281	1.10%	25.21%	1.22%
Top Plus	8,008	$9.869589	$79,039	0.90%	25.45%	1.46%

	26,657		$261,583

2002
Top I	1,049	$7.817892	$8,200	1.10%	-20.31%	0.88%
Top Tradition	26,185	$7.817892	$204,713	1.10%	-20.31%	0.89%
Top Plus	3,847	$7.867097	$30,262	0.90%	-20.15%	1.09%

	31,081		$243,175

Equity Income Subaccount (note 4)
2002
Top Tradition	11,999	$6.447392	$77,361	1.10%	-21.74%	1.63%
Top Plus	4,254	$6.487970	$27,599	0.90%	-21.58%	1.60%

	16,253		$104,960

(continued)

43

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2006
Top I	161	$14.786200	$2,370	1.10%	8.93%	0.00%
Top Tradition	17,979	$14.786200	$265,848	1.10%	8.93%	0.00%
Top Plus	17,587	$14.997356	$263,764	0.90%	9.15%	0.00%

	35,727		$531,982

2005
Top I	155	$13.573436	$2,110	1.10%	1.87%	4.68%
Top Tradition	15,778	$13.573436	$214,166	1.10%	1.87%	5.06%
Top Plus	13,264	$13.740101	$182,243	0.90%	2.08%	5.00%

	29,197		$398,519

2004
Top I	160	$13.323676	$2,137	1.10%	9.46%	0.29%
Top Tradition	13,543	$13.323676	$180,439	1.10%	9.46%	0.32%
Top Plus	12,628	$13.460648	$169,977	0.90%	9.68%	0.32%

	26,331		$352,553

2003
Top I	190	$12.171803	$2,310	1.10%	21.45%	7.59%
Top Tradition	15,768	$12.171803	$191,919	1.10%	21.45%	7.55%
Top Plus	12,579	$12.272560	$154,382	0.90%	21.69%	7.70%

	28,537		$348,611

2002
Top I	184	$10.021930	$1,841	1.10%	2.81%	7.55%
Top Tradition	18,792	$10.021930	$188,331	1.10%	2.81%	11.57%
Top Plus	9,715	$10.084932	$97,981	0.90%	3.02%	10.96%

	28,691		$288,153

Capital Growth Subaccount
2006
Top Tradition	29,726	$9.951443	$295,819	1.10%	18.82%	0.00%
Top Plus	2,960	$10.093727	$29,876	0.90%	19.06%	0.00%

	32,686		$325,695

2005
Top Tradition	34,954	$8.375158	$292,746	1.10%	1.50%	0.00%
Top Plus	7,429	$8.478128	$62,982	0.90%	1.71%	0.00%

	42,383		$355,728

2004
Top Tradition	43,079	$8.251025	$355,446	1.10%	18.40%	0.00%
Top Plus	11,661	$8.335993	$97,203	0.90%	18.64%	0.00%

	54,740		$452,649

2003
Top Tradition	42,681	$6.968653	$297,431	1.10%	38.58%	0.00%
Top Plus	16,087	$7.026460	$113,036	0.90%	38.85%	0.00%

	58,768		$410,467

2002
Top Tradition	53,604	$5.028760	$269,563	1.10%	-42.69%	0.00%
Top Plus	16,769	$5.060464	$84,859	0.90%	-42.58%	0.00%

	70,373		$354,422

Nasdaq-100 Index Subaccount
2006
Top Tradition	13,020	$4.201735	$54,711	1.10%	5.45%	0.00%
Top Plus	2,247	$4.257637	$9,565	0.90%	5.65%	0.00%

	15,267		$64,276

(continued)

44

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2005
Top Tradition	28,135	$3.984706	$112,109	1.10%	0.33%	0.00%
Top Plus	9,618	$4.029756	$38,760	0.90%	0.53%	0.00%

	37,753		$150,869

2004
Top Tradition	49,855	$3.971406	$197,995	1.10%	8.80%	0.00%
Top Plus	20,940	$4.008381	$83,933	0.90%	9.02%	0.00%

	70,795		$281,928

2003
Top Tradition	45,176	$3.650175	$164,901	1.10%	46.26%	0.00%
Top Plus	23,035	$3.676860	$84,695	0.90%	46.54%	0.00%

	68,211		$249,596

2002
Top Tradition	62,682	$2.495758	$156,439	1.10%	-38.02%	0.00%
Top Plus	23,289	$2.509045	$58,434	0.90%	-37.89%	0.00%

	85,971		$214,873

Bristol Subaccount
2006
Top Plus	2,102	$14.217544	$29,881	0.90%	15.38%	0.15%
2005
Top Plus	7,057	$12.321848	$86,952	0.90%	11.03%	0.00%
2004
Top Plus	7,224	$11.097582	$80,165	0.90%	7.65%	1.01%
2003
Top Tradition	518	$10.274749	$5,322	1.10%	31.02%	2.07%
Top Plus	7,068	$10.308725	$72,860	0.90%	31.28%	0.64%

	7,586		$78,182

2002
Top Plus	3,038	$7.852697	$23,857	0.90%	-21.47%	0.00%	5/1/02
Bryton Growth Subaccount
2006
Top Tradition	197	$11.605216	$2,292	1.10%	15.47%	0.00%
Top Plus	315	$11.712928	$3,687	0.90%	15.70%	0.00%

	512		$5,979

2005
Top Tradition	198	$10.050205	$1,987	1.10%	3.17%	0.01%
Top Plus	5,043	$10.123465	$51,059	0.90%	3.38%	0.02%

	5,241		$53,046

2004
Top Tradition	314	$9.741115	$3,054	1.10%	6.33%	0.00%
Top Plus	5,576	$9.792756	$54,605	0.90%	6.54%	0.00%

	5,890		$57,659

2003
Top Tradition	1,867	$9.161204	$17,109	1.10%	34.14%	0.00%
Top Plus	6,688	$9.191509	$61,472	0.90%	34.40%	0.00%

	8,555		$78,581

2002
Top Tradition	3,132	$6.829705	$21,394	1.10%	-31.70%	0.00%	5/1/02
Top Plus	3,641	$6.838775	$24,899	0.90%	-31.61%	0.00%	5/1/02

	6,773		$46,293

(continued)

45

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Target Equity/ Income Subaccount
2006
Top Tradition	505	$10.939213	$5,532	1.10%	8.18%	1.70%
Top Plus	12,027	$10.964309	$131,865	0.90%	8.39%	0.98%

	12,532		$137,397

Dow Target 10 Portfolios (note 4):
First Quarter Subaccount
2006
Top Tradition	5,095	$12.902603	$65,735	1.10%	27.46%	7.97%
2005
Top Tradition	5,096	$10.122592	$51,585	1.10%	-7.24%	0.00%
2004
Top Tradition	5,097	$10.913089	$55,629	1.10%	2.09%	0.00%
2003
Top Tradition	5,099	$10.689982	$54,507	1.10%	23.88%	3.11%
Second Quarter Subaccount
2006
Top Tradition	2,639	$15.589464	$41,147	1.10%	28.23%	6.51%
2005
Top Tradition	2,640	$12.157413	$32,094	1.10%	-3.67%	0.00%
2004
Top Tradition	2,641	$12.620548	$33,325	1.10%	0.82%	0.00%
2003
Top Tradition	2,641	$12.518333	$33,063	1.10%	26.97%	3.55%
Third Quarter Subaccount
2006
Top Tradition	971	$14.997044	$14,557	1.10%	26.57%	5.62%
2005
Top Tradition	971	$11.849075	$11,502	1.10%	-6.45%	0.00%
2004
Top Tradition	971	$12.665868	$12,299	1.10%	2.21%	0.00%
2003
Top Tradition	971	$12.391628	$12,037	1.10%	23.11%	3.34%
Fourth Quarter Subaccount
2006
Top Tradition	2,421	$15.413865	$37,314	1.10%	26.03%	5.35%
2005
Top Tradition	2,421	$12.230451	$29,613	1.10%	-5.54%	0.00%
2004
Top Tradition	4,162	$12.947669	$53,885	1.10%	0.04%	0.00%
2003
Top Tradition	4,165	$12.943122	$53,905	1.10%	22.47%	2.90%
November Subaccount
2002
Top Tradition	5,683	$7.926971	$45,050	1.10%	-13.99%	2.84%
Dow Target 5 Portfolios (note 4):
First Quarter Subaccount
2006
Top Tradition	4,822	$16.149554	$77,866	1.10%	39.31%	5.33%
2005
Top Tradition	4,851	$11.592905	$56,242	1.10%	-3.26%	0.00%
2004
Top Tradition	4,853	$11.983597	$58,155	1.10%	9.48%	0.00%
2003
Top Tradition	4,983	$10.945819	$54,543	1.10%	18.25%	2.53%
2002
Top Tradition	9	$9.256458	$84	1.10%	-13.55%	2.17%
(continued)

46

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios (note 4): (continued)
Second Quarter Subaccount
2006
Top Tradition	2,653	$17.085151	$45,334	1.10%	36.37%	5.13%
2005
Top Tradition	2,700	$12.528382	$33,823	1.10%	-4.15%	0.00%
2004
Top Tradition	2,701	$13.070210	$35,297	1.10%	9.75%	0.00%
2003
Top Tradition	2,701	$11.908693	$32,169	1.10%	21.91%	2.99%
2002
Top Tradition	22	$9.768484	$217	1.10%	-10.51%	2.60%
Third Quarter Subaccount
2006
Top Plus	99	$12.873278	$1,276	0.90%	35.16%	0.66%
2005
Top Tradition	40	$9.421328	$380	1.10%	-20.06%	0.00%
2004
Top Tradition	40	$11.785236	$477	1.10%	6.69%	0.00%
2003
Top Tradition	41	$11.046269	$448	1.10%	13.64%	3.04%
2002
Top Tradition	13	$9.720700	$126	1.10%	-11.76%	2.39%
Fourth Quarter Subaccount
2006
Top Tradition	2,292	$17.444918	$39,983	1.10%	36.83%	4.77%
2005
Top Tradition	2,360	$12.749342	$30,083	1.10%	-13.45%	0.00%
Top Plus	3,282	$12.882396	$42,281	0.90%	-13.28%	0.00%

	5,642		$72,364

2004
Top Tradition	2,363	$14.730567	$34,802	1.10%	5.40%	0.00%
Top Plus	3,282	$14.854913	$48,755	0.90%	5.60%	0.00%

	5,645		$83,557

2003
Top Tradition	2,365	$13.976503	$33,059	1.10%	18.25%	2.67%
Top Plus	3,761	$14.066554	$52,900	0.90%	18.48%	2.68%

	6,126		$85,959

2002
Top Tradition	13	$11.819898	$156	1.10%	-6.92%	2.45%
February Subaccount
2002
Top Tradition	125	$10.766311	$1,340	1.10%	-8.49%	2.56%
March Subaccount
2002
Top Tradition	324	$11.504336	$3,729	1.10%	-9.91%	4.35%
May Subaccount
2002
Top Tradition	12	$9.747448	$121	1.10%	-15.16%	2.85%
June Subaccount
2002
Top Tradition	13	$9.228008	$119	1.10%	-12.65%	2.95%
August Subaccount
2002
Top Tradition	13	$11.617437	$149	1.10%	-2.20%	1.18%
September Subaccount
2002
Top Tradition	13	$10.028142	$130	1.10%	-14.77%	2.24%
(continued)

47

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios (note 4): (continued)
November Subaccount
2002
Top Tradition	3,567	$7.231070	$25,791	1.10%	-16.30%	4.53%
Top Plus	5,710	$7.276536	$41,552	0.90%	-16.13%	4.14%

	9,277		$67,343

December Subaccount
2002
Top Tradition	14	$8.918335	$125	1.10%	-18.44%	2.34%
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2006
Top I	1,150	$8.161292	$9,382	1.10%	10.17%	0.49%
Top Tradition	69,256	$8.161292	$565,222	1.10%	10.17%	0.49%
Top Plus	13,218	$8.277956	$109,419	0.90%	10.39%	0.45%

	83,624		$684,023

2005
Top I	1,201	$7.407944	$8,900	1.10%	3.16%	0.34%
Top Tradition	74,835	$7.407944	$554,372	1.10%	3.16%	0.33%
Top Plus	29,501	$7.498999	$221,228	0.90%	3.36%	0.33%

	105,537		$784,500

2004
Top I	1,366	$7.181339	$9,806	1.10%	3.38%	0.14%
Top Tradition	98,679	$7.181339	$708,644	1.10%	3.38%	0.15%
Top Plus	40,418	$7.255263	$293,251	0.90%	3.58%	0.13%

	140,463		$1,011,701

2003
Top I	1,601	$6.946735	$11,121	1.10%	30.30%	0.10%
Top Tradition	110,989	$6.946735	$771,013	1.10%	30.30%	0.09%
Top Plus	57,339	$7.004322	$401,621	0.90%	30.56%	0.10%

	169,929		$1,183,755

2002
Top I	1,602	$5.331366	$8,538	1.10%	-27.31%	0.00%
Top Tradition	137,700	$5.331366	$734,130	1.10%	-27.31%	0.00%
Top Plus	59,325	$5.364950	$318,277	0.90%	-27.17%	0.00%

	198,627		$1,060,945

Worldwide Growth Subaccount
2006
Top I	1,729	$9.704556	$16,773	1.10%	16.92%	1.79%
Top Tradition	43,115	$9.704556	$418,415	1.10%	16.92%	1.74%
Top Plus	14,467	$9.843191	$142,404	0.90%	17.15%	1.67%

	59,311		$577,592

2005
Top I	1,729	$8.300095	$14,352	1.10%	4.72%	1.41%
Top Tradition	52,441	$8.300095	$435,267	1.10%	4.72%	1.36%
Top Plus	21,383	$8.402063	$179,657	0.90%	4.92%	1.36%

	75,553		$629,276

2004
Top I	1,730	$7.926252	$13,713	1.10%	3.64%	0.96%
Top Tradition	72,089	$7.926252	$571,398	1.10%	3.64%	0.98%
Top Plus	32,135	$8.007801	$257,325	0.90%	3.84%	0.92%

	105,954		$842,436

(continued)

48

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2003
Top I	2,103	$7.648142	$16,082	1.10%	22.64%	1.12%
Top Tradition	85,316	$7.648142	$652,511	1.10%	22.64%	1.05%
Top Plus	52,538	$7.711505	$405,147	0.90%	22.89%	1.10%

	139,957		$1,073,740

2002
Top I	2,104	$6.236113	$13,120	1.10%	-26.31%	0.87%
Top Tradition	124,092	$6.236113	$773,850	1.10%	-26.31%	0.86%
Top Plus	68,354	$6.275358	$428,949	0.90%	-26.17%	0.82%

	194,550		$1,215,919

Balanced Subaccount
2006
Top I	7,474	$13.168911	$98,418	1.10%	9.52%	2.18%
Top Tradition	57,926	$13.168911	$762,829	1.10%	9.52%	2.10%
Top Plus	12,163	$13.357027	$162,460	0.90%	9.73%	2.00%

	77,563		$1,023,707

2005
Top I	7,472	$12.024522	$89,843	1.10%	6.78%	2.31%
Top Tradition	64,570	$12.024522	$776,426	1.10%	6.78%	2.12%
Top Plus	18,075	$12.172221	$220,018	0.90%	6.99%	2.10%

	90,117		$1,086,287

2004
Top I	8,062	$11.261194	$90,788	1.10%	7.34%	2.33%
Top Tradition	95,185	$11.261194	$1,071,901	1.10%	7.34%	2.20%
Top Plus	37,125	$11.377016	$422,367	0.90%	7.56%	2.12%

	140,372		$1,585,056

2003
Top I	7,848	$10.490828	$82,333	1.10%	12.81%	2.24%
Top Tradition	107,943	$10.490828	$1,132,407	1.10%	12.81%	2.23%
Top Plus	51,703	$10.577712	$546,902	0.90%	13.03%	2.05%

	167,494		$1,761,642

2002
Top I	7,846	$9.299613	$72,964	1.10%	-7.46%	2.42%
Top Tradition	108,572	$9.299613	$1,009,673	1.10%	-7.46%	2.35%
Top Plus	69,027	$9.358103	$645,967	0.90%	-7.28%	2.31%

	185,445		$1,728,604

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2006
Top I	335	$15.224915	$5,111	1.10%	11.00%	0.00%
Top Tradition	10,198	$15.224915	$155,265	1.10%	11.00%	0.00%
Top Plus	7,899	$15.442373	$121,972	0.90%	11.22%	0.00%

	18,432		$282,348

2005
Top I	1,109	$13.716021	$15,218	1.10%	6.71%	0.00%
Top Tradition	11,333	$13.716021	$155,441	1.10%	6.71%	0.00%
Top Plus	8,451	$13.884465	$117,340	0.90%	6.92%	0.00%

	20,893		$287,999

(continued)

49

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2004
Top I	1,110	$12.853057	$14,266	1.10%	16.93%	0.00%
Top Tradition	13,297	$12.853057	$170,910	1.10%	16.93%	0.00%
Top Plus	10,613	$12.985241	$137,812	0.90%	17.16%	0.00%

	25,020		$322,988

2003
Top I	1,110	$10.992008	$12,205	1.10%	35.52%	0.15%
Top Tradition	16,336	$10.992008	$179,563	1.10%	35.52%	0.08%
Top Plus	15,722	$11.083042	$174,249	0.90%	35.79%	0.09%

	33,168		$366,017

2002
Top I	336	$8.111148	$2,728	1.10%	-27.62%	0.40%
Top Tradition	17,403	$8.111148	$141,159	1.10%	-27.62%	0.46%
Top Plus	12,444	$8.162179	$101,570	0.90%	-27.47%	0.41%

	30,183		$245,457

Small/ Mid Cap Value Subaccount
2006
Top Tradition	3,346	$17.904314	$59,900	1.10%	14.47%	0.00%
Top Plus	12,651	$18.160118	$229,747	0.90%	14.69%	0.00%

	15,997		$289,647

2005
Top Tradition	3,404	$15.641554	$53,243	1.10%	15.24%	0.38%
Top Plus	12,651	$15.833700	$200,315	0.90%	15.47%	0.36%

	16,055		$253,558

2004
Top Tradition	3,814	$13.573321	$51,766	1.10%	15.49%	0.00%
Top Plus	12,462	$13.712955	$170,888	0.90%	15.72%	0.00%

	16,276		$222,654

2003
Top Tradition	4,434	$11.752588	$52,114	1.10%	36.89%	0.12%
Top Plus	14,471	$11.849948	$171,480	0.90%	37.16%	0.11%

	18,905		$223,594

2002
Top Tradition	3,816	$8.585353	$32,766	1.10%	-24.00%	0.40%
Top Plus	14,619	$8.639387	$126,297	0.90%	-23.85%	0.36%

	18,435		$159,063

Discovery Subaccount
2006
Top Tradition	18,382	$8.852076	$162,718	1.10%	13.40%	0.00%
Top Plus	8,437	$8.978672	$75,751	0.90%	13.62%	0.00%

	26,819		$238,469

2005
Top Tradition	27,204	$7.806074	$212,355	1.10%	14.91%	0.00%	4/8/05
Top Plus	14,587	$7.902076	$115,272	0.90%	15.08%	0.00%	4/8/05

	41,791		$327,627

Strong Variable Annuity Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004
Top Tradition	28,761	$7.200348	$207,092	1.10%	17.86%	0.00%
Top Plus	21,360	$7.274512	$155,378	0.90%	18.09%	0.00%

	50,121		$362,470

(continued)

50

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Strong Variable Annuity Funds, Inc. (note 4): (continued)
Mid Cap Growth II Subaccount (continued)
2003
Top Tradition	34,323	$6.109458	$209,691	1.10%	32.75%	0.00%
Top Plus	29,723	$6.160144	$183,100	0.90%	33.02%	0.00%

	64,046		$392,791

2002
Top Tradition	56,003	$4.602057	$257,729	1.10%	-38.23%	0.00%
Top Plus	25,386	$4.631070	$117,563	0.90%	-38.10%	0.00%

	81,389		$375,292

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2006
Top Tradition	19,060	$40.127029	$764,798	1.10%	36.55%	1.08%
Top Plus	9,492	$40.699934	$386,342	0.90%	36.82%	1.06%

	28,552		$1,151,140

2005
Top Tradition	17,085	$29.386693	$502,074	1.10%	15.78%	1.00%
Top Plus	5,978	$29.747497	$177,832	0.90%	16.01%	1.31%

	23,063		$679,906

2004
Top Tradition	13,368	$25.381114	$339,294	1.10%	34.91%	1.48%
Top Plus	3,334	$25.642046	$85,479	0.90%	35.18%	1.41%

	16,702		$424,773

2003
Top Tradition	9,846	$18.813690	$185,232	1.10%	36.02%	0.00%
Top Plus	2,935	$18.969437	$55,681	0.90%	36.29%	0.00%

	12,781		$240,913

2002
Top Tradition	6,240	$13.831866	$86,313	1.10%	-1.87%	3.05%
Top Plus	1,236	$13.918838	$17,199	0.90%	-1.67%	1.02%

	7,476		$103,512

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006
Top Tradition	26,681	$14.033192	$374,423	1.10%	21.30%	2.53%
Top Plus	11,846	$14.233629	$168,611	0.90%	21.54%	1.91%

	38,527		$543,034

2005
Top Tradition	17,544	$11.568970	$202,963	1.10%	2.80%	1.63%
Top Plus	7,085	$11.711069	$82,974	0.90%	3.00%	1.50%

	24,629		$285,937

2004
Top Tradition	19,285	$11.253743	$217,026	1.10%	17.50%	1.30%
Top Plus	7,620	$11.369495	$86,635	0.90%	17.74%	2.04%

	26,905		$303,661

2003
Top Tradition	19,703	$9.577460	$188,706	1.10%	23.01%	1.50%
Top Plus	4,255	$9.656808	$41,089	0.90%	23.25%	1.51%

	23,958		$229,795

(continued)

51

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Growth & Income Subaccount (continued)
2002
Top Tradition	11,484	$7.786048	$89,410	1.10%	-12.30%	1.63%
Top Plus	1,629	$7.835039	$12,766	0.90%	-12.13%	1.38%

	13,113		$102,176

Structured U.S. Equity Subaccount
2006
Top Tradition	6,279	$11.256540	$70,678	1.10%	11.67%	1.10%
Top Plus	3,004	$11.417334	$34,296	0.90%	11.89%	0.97%

	9,283		$104,974

2005
Top Tradition	5,700	$10.080590	$57,459	1.10%	5.36%	0.74%
Top Plus	5,190	$10.204411	$52,964	0.90%	5.56%	0.81%

	10,890		$110,423

2004
Top Tradition	6,673	$9.568193	$63,850	1.10%	13.69%	1.15%
Top Plus	5,231	$9.666608	$50,568	0.90%	13.91%	1.10%

	11,904		$114,418

2003
Top Tradition	6,668	$8.416223	$56,118	1.10%	28.07%	0.93%
Top Plus	7,005	$8.485938	$59,442	0.90%	28.32%	1.05%

	13,673		$115,560

2002
Top Tradition	8,119	$6.571707	$53,357	1.10%	-22.75%	0.63%
Top Plus	3,330	$6.613061	$22,023	0.90%	-22.59%	0.58%

	11,449		$75,380

Capital Growth Subaccount
2006
Top Tradition	1,984	$9.303136	$18,458	1.10%	7.38%	0.13%
Top Plus	1,156	$9.436066	$10,906	0.90%	7.59%	0.13%

	3,140		$29,364

2005
Top Tradition	1,884	$8.663631	$16,322	1.10%	1.82%	0.12%
Top Plus	1,192	$8.770072	$10,450	0.90%	2.03%	0.16%

	3,076		$26,772

2004
Top Tradition	2,736	$8.508390	$23,280	1.10%	7.90%	0.70%
Top Plus	1,192	$8.595928	$10,242	0.90%	8.11%	0.73%

	3,928		$33,522

2003
Top Tradition	2,899	$7.885625	$22,862	1.10%	22.39%	0.25%
Top Plus	1,192	$7.950961	$9,474	0.90%	22.63%	0.32%

	4,091		$32,336

2002
Top Tradition	3,571	$6.442916	$23,008	1.10%	-25.16%	0.15%
Top Plus	568	$6.483475	$3,684	0.90%	-25.01%	0.13%

	4,139		$26,692

(continued)

52

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006
Top I	441	$28.476888	$12,586	1.10%	28.54%	0.79%
Top Tradition	16,254	$28.476888	$462,851	1.10%	28.54%	0.46%
Top Plus	13,837	$28.883706	$399,658	0.90%	28.79%	0.41%

	30,532		$875,095

2005
Top Tradition	18,878	$22.154733	$418,231	1.10%	39.25%	0.31%
Top Plus	19,296	$22.426883	$432,752	0.90%	39.52%	0.35%

	38,174		$850,983

2004
Top Tradition	11,218	$15.910050	$178,472	1.10%	29.16%	0.65%
Top Plus	8,687	$16.073745	$139,638	0.90%	29.42%	0.66%

	19,905		$318,110

2003
Top Tradition	12,694	$12.317740	$156,360	1.10%	51.28%	0.06%
Top Plus	10,753	$12.419811	$133,546	0.90%	51.58%	0.05%

	23,447		$289,906

2002
Top Tradition	12,594	$8.142509	$102,545	1.10%	-2.57%	0.51%
Top Plus	3,752	$8.193782	$30,742	0.90%	-2.38%	0.65%

	16,346		$133,287

Small Cap Subaccount
2006
Top I	175	$21.958579	$3,836	1.10%	14.81%	0.00%
Top Tradition	15,976	$21.958579	$350,812	1.10%	14.81%	0.00%
Top Plus	9,897	$22.272208	$220,436	0.90%	15.04%	0.00%

	26,048		$575,084

2005
Top I	902	$19.126277	$17,246	1.10%	2.87%	0.00%
Top Tradition	22,395	$19.126277	$428,333	1.10%	2.87%	0.00%
Top Plus	13,880	$19.361165	$268,736	0.90%	3.07%	0.00%

	37,177		$714,315

2004
Top I	903	$18.593323	$16,782	1.10%	13.63%	0.00%
Top Tradition	31,313	$18.593323	$582,218	1.10%	13.63%	0.00%
Top Plus	16,014	$18.784536	$300,821	0.90%	13.86%	0.00%

	48,230		$899,821

2003
Top I	177	$16.362380	$2,893	1.10%	35.73%	0.00%
Top Tradition	33,976	$16.362380	$555,925	1.10%	35.73%	0.00%
Top Plus	16,318	$16.497870	$269,219	0.90%	36.00%	0.00%

	50,471		$828,037

2002
Top I	178	$12.055137	$2,141	1.10%	-18.57%	0.00%
Top Tradition	47,501	$12.055137	$572,632	1.10%	-18.57%	0.00%
Top Plus	18,820	$12.130971	$228,304	0.90%	-18.41%	0.00%

	66,499		$803,077

International Equity Subaccount
2006
Top Tradition	1,112	$12.640844	$14,057	1.10%	21.20%	1.26%
Top Plus	1,537	$12.669820	$19,475	0.90%	21.44%	0.73%

	2,649		$33,532

(continued)

53

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
International Equity Subaccount (continued)
2005
Top Tradition	656	$10.429757	$6,843	1.10%	4.30%	0.00%	11/2/05
Old Mutual Insurance Series Fund, Inc.:
Technology & Communications Subaccount
2006
Top Tradition	4,728	$1.954167	$9,239	1.10%	3.57%	0.00%
Top Plus	1,722	$1.980207	$3,410	0.90%	3.77%	0.00%

	6,450		$12,649

2005
Top Tradition	5,999	$1.886830	$11,319	1.10%	8.72%	0.00%
Top Plus	1,811	$1.908197	$3,456	0.90%	8.94%	0.00%

	7,810		$14,775

2004
Top Tradition	11,324	$1.735475	$19,652	1.10%	5.26%	0.00%
Top Plus	16,674	$1.751658	$29,207	0.90%	5.47%	0.00%

	27,998		$48,859

2003
Top Tradition	12,966	$1.648743	$21,377	1.10%	43.75%	0.00%
Top Plus	21,248	$1.660811	$35,289	0.90%	44.04%	0.00%

	34,214		$56,666

2002
Top Tradition	196,838	$1.146913	$225,755	1.10%	-54.49%	0.00%
Top Plus	22,953	$1.153023	$26,466	0.90%	-54.40%	0.00%

	219,791		$252,221

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2006
Top Tradition	86,619	$20.756062	$1,797,865	1.10%	11.18%	0.17%
Top Plus	22,685	$21.031676	$477,099	0.90%	11.40%	0.20%

	109,304		$2,274,964

2005
Top Tradition	82,170	$18.668363	$1,533,983	1.10%	16.74%	0.00%
Top Plus	35,686	$18.878915	$673,706	0.90%	16.97%	0.00%

	117,856		$2,207,689

2004
Top Tradition	81,286	$15.992023	$1,299,931	1.10%	23.30%	0.00%
Top Plus	31,931	$16.140487	$515,375	0.90%	23.54%	0.00%

	113,217		$1,815,306

2003
Top Tradition	79,182	$12.970347	$1,027,017	1.10%	36.75%	0.28%
Top Plus	23,165	$13.064822	$302,650	0.90%	37.02%	0.28%

	102,347		$1,329,667

2002
Top Tradition	81,151	$9.484819	$769,701	1.10%	-11.00%	0.62%
Top Plus	27,653	$9.535043	$263,679	0.90%	-10.83%	0.69%

	108,804		$1,033,380

(continued)

54

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount
2006
Top I	251	$13.142530	$3,297	1.10%	10.22%	1.00%
Top Tradition	111,346	$13.142530	$1,463,373	1.10%	10.22%	1.01%
Top Plus	69,573	$13.317115	$926,507	0.90%	10.44%	0.99%

	181,170		$2,393,177

2005
Top I	251	$11.923636	$2,997	1.10%	15.38%	0.00%
Top Tradition	101,489	$11.923636	$1,210,118	1.10%	15.38%	0.11%
Top Plus	58,109	$12.058187	$700,691	0.90%	15.61%	0.11%

	159,849		$1,913,806

2004
Top Tradition	75,024	$10.334117	$775,305	1.10%	13.90%	0.18%
Top Plus	42,565	$10.430125	$443,960	0.90%	14.13%	0.19%

	117,589		$1,219,265

2003
Top Tradition	39,984	$9.072746	$362,766	1.10%	26.80%	0.26%
Top Plus	28,637	$9.138874	$261,711	0.90%	27.05%	0.22%

	68,621		$624,477

2002
Top Tradition	32,449	$7.155031	$232,175	1.10%	-10.59%	0.39%
Top Plus	15,656	$7.192959	$112,610	0.90%	-10.41%	0.17%

	48,105		$344,785

VIP Growth Subaccount
2006
Top I	277	$6.978809	$1,935	1.10%	5.42%	0.32%
Top Tradition	18,838	$6.978809	$131,467	1.10%	5.42%	0.18%
Top Plus	12,624	$7.071552	$89,268	0.90%	5.62%	0.21%

	31,739		$222,670

2005
Top I	1,174	$6.620268	$7,773	1.10%	4.36%	0.27%
Top Tradition	19,908	$6.620268	$131,796	1.10%	4.36%	0.31%
Top Plus	22,808	$6.694999	$152,699	0.90%	4.56%	0.32%

	43,890		$292,268

2004
Top I	1,181	$6.343833	$7,489	1.10%	2.00%	0.13%
Top Tradition	25,197	$6.343833	$159,844	1.10%	2.00%	0.14%
Top Plus	33,651	$6.402777	$215,462	0.90%	2.20%	0.14%

	60,029		$382,795

2003
Top I	1,228	$6.219608	$7,637	1.10%	31.10%	0.05%
Top Tradition	18,545	$6.219608	$115,341	1.10%	31.10%	0.19%
Top Plus	30,682	$6.264948	$192,223	0.90%	31.36%	0.08%

	50,455		$315,201

2002
Top I	304	$4.744149	$1,441	1.10%	-31.06%	0.00%
Top Tradition	50,852	$4.744149	$241,252	1.10%	-31.06%	0.14%
Top Plus	15,658	$4.769312	$74,676	0.90%	-30.92%	0.12%

	66,814		$317,369

(continued)

55

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2006
Top Tradition	17,778	$12.281283	$218,334	1.10%	18.63%	5.06%
Top Plus	7,110	$15.298642	$108,770	0.90%	18.86%	3.66%

	24,888		$327,104

2005
Top Plus	9,581	$12.870922	$123,321	0.90%	4.63%	1.44%
2004
Top Plus	9,686	$12.301227	$119,146	0.90%	10.24%	0.74%
2003
Top Plus	839	$11.158744	$9,364	0.90%	11.59%	0.00%	10/1/03
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2006
Top Tradition	4,951	$6.604523	$32,700	1.10%	9.93%	0.29%
Top Plus	4,443	$6.692308	$29,735	0.90%	10.14%	0.26%

	9,394		$62,435

2005
Top Tradition	4,413	$6.008117	$26,513	1.10%	2.88%	0.13%
Top Plus	7,055	$6.075961	$42,868	0.90%	3.09%	0.13%

	11,468		$69,381

2004
Top Tradition	4,244	$5.839672	$24,784	1.10%	3.06%	0.00%
Top Plus	7,857	$5.893969	$46,308	0.90%	3.27%	0.00%

	12,101		$71,092

2003
Top Tradition	13,641	$5.666017	$77,290	1.10%	30.06%	0.00%
Top Plus	11,738	$5.707363	$66,996	0.90%	30.32%	0.00%

	25,379		$144,286

2002
Top Tradition	33,865	$4.356366	$147,527	1.10%	-27.52%	0.00%
Top Plus	15,087	$4.379486	$66,075	0.90%	-27.38%	0.00%

	48,952		$213,602

Worldwide Growth Subaccount
2006
Top Tradition	12,237	$6.929407	$84,798	1.10%	16.66%	1.65%
Top Plus	6,717	$7.021490	$47,161	0.90%	16.89%	1.65%

	18,954		$131,959

2005
Top Tradition	9,094	$5.940015	$54,017	1.10%	4.42%	1.22%
Top Plus	7,147	$6.007072	$42,936	0.90%	4.63%	1.25%

	16,241		$96,953

2004
Top Tradition	11,016	$5.688478	$62,664	1.10%	3.39%	0.88%
Top Plus	7,148	$5.741345	$41,038	0.90%	3.59%	0.84%

	18,164		$103,702

2003
Top Tradition	16,742	$5.502103	$92,114	1.10%	22.34%	0.86%
Top Plus	10,461	$5.542235	$57,977	0.90%	22.58%	0.85%

	27,203		$150,091

(continued)

56

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2002
Top Tradition	19,577	$4.497548	$88,050	1.10%	-26.52%	0.61%
Top Plus	12,865	$4.521400	$58,167	0.90%	-26.37%	0.58%

	32,442		$146,217

Balanced Subaccount
2006
Top Tradition	13,644	$11.849393	$161,674	1.10%	9.22%	1.97%
Top Plus	20,986	$12.006817	$251,980	0.90%	9.43%	1.98%

	34,630		$413,654

2005
Top Tradition	13,219	$10.849455	$143,417	1.10%	6.49%	2.12%
Top Plus	20,802	$10.971891	$228,243	0.90%	6.70%	2.14%

	34,021		$371,660

2004
Top Tradition	14,579	$10.188011	$148,527	1.10%	7.11%	1.96%
Top Plus	20,278	$10.282656	$208,514	0.90%	7.32%	2.21%

	34,857		$357,041

2003
Top Tradition	33,700	$9.511581	$320,537	1.10%	12.49%	1.91%
Top Plus	22,045	$9.580905	$211,214	0.90%	12.71%	1.77%

	55,745		$531,751

2002
Top Tradition	29,285	$8.455853	$247,627	1.10%	-7.69%	2.05%
Top Plus	25,273	$8.500668	$214,835	0.90%	-7.51%	2.21%

	54,558		$462,462

International Growth Subaccount
2006
Top Tradition	15,815	$30.204391	$477,662	1.10%	45.04%	1.92%
Top Plus	11,373	$30.424189	$346,025	0.90%	45.33%	2.12%

	27,188		$823,687

2005
Top Tradition	4,364	$20.825080	$90,884	1.10%	30.51%	0.93%
Top Plus	4,879	$20.935255	$102,146	0.90%	30.77%	1.32%

	9,243		$193,030

2004
Top Tradition	859	$15.956850	$13,710	1.10%	17.39%	0.75%
Top Plus	1,455	$16.009646	$23,294	0.90%	17.63%	1.23%

	2,314		$37,004

2003
Top Tradition	633	$13.592795	$8,601	1.10%	35.93%	0.00%	5/1/03
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006
Top Tradition	1,095	$12.539731	$13,729	1.10%	11.70%	0.00%
Top Plus	159	$12.668542	$2,019	0.90%	11.93%	0.00%

	1,254		$15,748

2005
Top Tradition	1,289	$11.225808	$14,468	1.10%	3.89%	0.00%
Top Plus	518	$11.318722	$5,866	0.90%	4.10%	0.00%

	1,807		$20,334

(continued)

57

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
New Discovery Subaccount (continued)
2004
Top Tradition	1,179	$10.805330	$12,735	1.10%	5.05%	0.00%
Top Plus	1,092	$10.873273	$11,875	0.90%	5.26%	0.00%

	2,271		$24,610

2003
Top Tradition	1,091	$10.285838	$11,225	1.10%	31.98%	0.00%
Top Plus	1,092	$10.329989	$11,282	0.90%	32.24%	0.00%

	2,183		$22,507

2002
Top Tradition	236	$7.793469	$1,839	1.10%	-32.54%	0.00%
Top Plus	1,092	$7.811473	$8,531	0.90%	-32.41%	0.00%

	1,328		$10,370

Investors Growth Stock Subaccount
2006
Top Tradition	297	$10.956952	$3,251	1.10%	6.14%	0.00%
2005
Top Tradition	298	$10.323124	$3,072	1.10%	3.10%	0.17%
2004
Top Tradition	592	$10.013159	$5,927	1.10%	7.80%	0.00%
2003
Top Tradition	339	$9.288989	$3,150	1.10%	21.27%	0.00%
2002
Top Tradition	301	$7.659680	$2,303	1.10%	-28.50%	0.00%
Mid Cap Growth Subaccount
2006
Top Tradition	3,860	$9.776518	$37,742	1.10%	1.19%	0.00%
Top Plus	671	$9.876987	$6,623	0.90%	1.39%	0.00%

	4,531		$44,365

2005
Top Tradition	1,498	$9.661860	$14,474	1.10%	1.74%	0.00%
Top Plus	2,037	$9.741876	$19,841	0.90%	1.94%	0.00%

	3,535		$34,315

2004
Top Tradition	1,319	$9.496516	$12,522	1.10%	13.13%	0.00%
Top Plus	2,257	$9.556262	$21,569	0.90%	13.36%	0.00%

	3,576		$34,091

2003
Top Tradition	166	$8.394263	$1,397	1.10%	35.12%	0.00%
Top Plus	2,142	$8.430327	$18,056	0.90%	35.39%	0.00%

	2,308		$19,453

2002
Top Tradition	99	$6.212309	$614	1.10%	-44.05%	0.00%
Top Plus	1,107	$6.226681	$6,895	0.90%	-43.94%	0.00%

	1,206		$7,509

Total Return Subaccount
2006
Top Tradition	20,058	$13.560219	$271,986	1.10%	10.41%	2.22%
Top Plus	34,216	$13.699522	$468,748	0.90%	10.63%	2.38%

	54,274		$740,734

(continued)

58

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2005
Top Tradition	30,772	$12.281462	$377,929	1.10%	1.48%	1.95%
Top Plus	57,030	$12.383129	$706,204	0.90%	1.69%	1.82%

	87,802		$1,084,133

2004
Top Tradition	37,343	$12.101817	$451,915	1.10%	9.82%	1.55%
Top Plus	54,474	$12.177912	$663,389	0.90%	10.03%	1.36%

	91,817		$1,115,304

2003
Top Tradition	34,123	$11.020053	$376,042	1.10%	14.74%	1.58%
Top Plus	39,031	$11.067354	$431,964	0.90%	14.97%	1.65%

	73,154		$808,006

2002
Top Tradition	23,163	$9.604094	$222,460	1.10%	-6.38%	2.06%
Top Plus	24,814	$9.626258	$238,867	0.90%	-6.20%	0.66%

	47,977		$461,327

J.P. Morgan Series Trust II:
Small Company Subaccount
2006
Top Tradition	8,173	$17.061467	$139,449	1.10%	13.76%	0.00%
Top Plus	1,430	$17.236701	$24,644	0.90%	13.98%	0.00%

	9,603		$164,093

2005
Top Tradition	6,963	$14.998025	$104,427	1.10%	2.29%	0.00%
Top Plus	2,240	$15.122149	$33,871	0.90%	2.50%	0.00%

	9,203		$138,298

2004
Top Tradition	8,376	$14.661716	$122,814	1.10%	25.78%	0.00%
Top Plus	2,278	$14.753893	$33,604	0.90%	26.03%	0.00%

	10,654		156,418

2003
Top Tradition	5,574	$11.656374	$64,977	1.10%	34.50%	0.00%
Top Plus	1,814	$11.706405	$21,235	0.90%	34.77%	0.00%

	7,388		$86,212

2002
Top Plus	1,016	$8.686498	$8,827	0.90%	-22.35%	0.00%

Mid Cap Value Subaccount
2006
Top Tradition	14,258	$20.950091	$298,699	1.10%	15.57%	0.58%
Top Plus	9,336	$21.165211	$197,608	0.90%	15.80%	0.65%

	23,594		$496,307

2005
Top Tradition	15,320	$18.127282	$277,714	1.10%	8.03%	0.17%
Top Plus	10,963	$18.277281	$200,378	0.90%	8.24%	0.18%

	26,283		$478,092

2004
Top Tradition	12,116	$16.780309	$203,317	1.10%	19.74%	0.27%
Top Plus	7,812	$16.885789	$131,897	0.90%	19.98%	0.26%

	19,928		$335,214

(continued)

59

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

J.P. Morgan Series Trust II: (continued)

Mid Cap Value Subaccount (continued)
2003
Top Tradition	6,134	$14.014070	$85,966	1.10%	28.22%	0.36%
Top Plus	5,102	$14.074209	$71,805	0.90%	28.47%	0.25%

	11,236		$157,771

2002
Top Tradition	5,834	$10.929952	$63,770	1.10%	-0.28%	0.01%
Top Plus	2,486	$10.955173	$27,234	0.90%	-0.08%	0.03%

	8,320		$91,004

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006
Top Tradition	37,970	$12.457193	$473,007	1.10%	-0.38%	4.10%
Top Plus	17,526	$12.566552	$220,236	0.90%	-0.18%	4.34%

	55,496		$693,243

2005
Top Tradition	112,273	$12.504455	$1,403,910	1.10%	0.99%	2.81%
Top Plus	16,820	$12.589324	$211,759	0.90%	1.19%	2.83%

	129,093		$1,615,669

2004
Top Tradition	111,965	$12.381890	$1,386,337	1.10%	7.73%	0.99%
Top Plus	15,925	$12.441318	$198,128	0.90%	7.94%	0.93%

	127,890		$1,584,465

2003
Top Tradition	104,730	$11.493370	$1,203,698	1.10%	7.67%	1.08%
Top Plus	20,046	$11.525641	$231,050	0.90%	7.88%	2.69%

	124,776		$1,434,748

2002
Top Tradition	6,178	$10.674607	$65,949	1.10%	6.75%	1.34%	8/1/02
Top Plus	5,849	$10.683401	$62,484	0.90%	6.83%	0.84%	8/1/02

	12,027		$128,433

Total Return Subaccount
2006
Top Tradition	104,575	$11.706171	$1,224,176	1.10%	2.72%	4.40%
Top Plus	9,561	$11.808941	$112,904	0.90%	2.93%	4.55%

	114,136		$1,337,080

2005
Top Tradition	111,265	$11.395691	$1,267,938	1.10%	1.34%	3.47%
Top Plus	5,234	$11.473039	$60,054	0.90%	1.54%	3.53%

	116,499		$1,327,992

2004
Top Tradition	100,848	$11.244848	$1,134,025	1.10%	3.75%	1.88%
Top Plus	4,532	$11.298824	$51,199	0.90%	3.95%	1.91%

	105,380		$1,185,224

2003
Top Tradition	99,308	$10.838704	$1,076,370	1.10%	3.90%	2.56%
Top Plus	3,344	$10.869124	$36,346	0.90%	4.11%	2.77%

	102,652		$1,112,716

2002
Top Tradition	3,759	$10.431677	$39,212	1.10%	4.32%	1.26%	8/1/02
Top Plus	846	$10.440268	$8,836	0.90%	4.40%	1.00%	8/1/02

	4,605		$48,048

(continued)

60

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount
2006
Top Tradition	5,361	$12.658636	$67,875	1.10%	3.51%	3.35%
Top Plus	806	$12.769755	$10,286	0.90%	3.72%	3.18%

	6,167		$78,161

2005
Top Tradition	3,735	$12.228882	$45,679	1.10%	-7.64%	2.65%
Top Plus	984	$12.311876	$12,108	0.90%	-7.45%	2.41%

	4,719		$57,787

2004
Top Tradition	2,181	$13.239901	$28,877	1.10%	9.40%	1.86%
Top Plus	1,376	$13.303437	$18,307	0.90%	9.61%	1.78%

	3,557		47,184

2003
Top Tradition	992	$12.102667	$12,003	1.10%	13.19%	2.12%
Top Plus	2,802	$12.136628	$34,006	0.90%	13.42%	2.02%

	3,794		$46,009

2002
Top Tradition	213	$10.691996	$2,277	1.10%	6.92%	0.36%	8/1/02
Top Plus	851	$10.700805	$9,111	0.90%	7.01%	0.87%	8/1/02

	1,064		$11,388

Calvert Variable Series, Inc.:
Social Equity Subaccount (note 4)
2006
Top I	1,050	$8.167181	$8,570	1.10%	8.86%	0.00%
Top Tradition	4,789	$7.985040	$38,243	1.10%	8.86%	0.00%
Top Plus	3,182	$8.144605	$25,915	0.90%	9.08%	0.00%

	9,021		$72,728

2005
Top I	1,050	$7.502320	$7,874	1.10%	3.41%	0.06%
Top Tradition	4,949	$7.335001	$36,303	1.10%	3.41%	0.04%
Top Plus	3,866	$7.466812	$28,865	0.90%	3.61%	0.05%

	9,865		$73,042

2004
Top I	1,050	$7.254986	$7,617	1.10%	5.99%	0.08%
Top Tradition	7,820	$7.093183	$55,470	1.10%	5.99%	0.08%
Top Plus	5,147	$7.206401	$37,091	0.90%	6.20%	0.08%

	14,017		$100,178

2003
Top I	1,050	$6.845048	$7,190	1.10%	16.96%	0.02%	5/2/03
Top Tradition	7,851	$6.692392	$52,542	1.10%	16.96%	0.02%	5/2/03
Top Plus	5,418	$6.785729	$36,764	0.90%	17.11%	0.02%	5/2/03

	14,319		$96,496

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006
Top Tradition	1,431	$15.300176	$21,889	1.10%	9.79%	2.40%
2005
Top Tradition	1,431	$13.935835	$19,947	1.10%	5.44%	1.17%
2004
Top Tradition	1,569	$13.216506	$20,741	1.10%	9.17%	0.00%
(continued)

61

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2006
Top Tradition	4,707	$19.020474	$89,535	1.10%	12.38%	0.00%
Top Plus	761	$19.158989	$14,574	0.90%	12.60%	0.00%

	5,468		$104,109

2005
Top Tradition	2,739	$16.925595	$46,360	1.10%	19.94%	0.00%
Top Plus	3,447	$17.015200	$58,646	0.90%	20.18%	0.00%

	6,186		$105,006

2004
Top Tradition	120	$14.111196	$1,698	1.10%	14.12%	0.00%
Jennison Subaccount
2006
Top Tradition	673	$14.852684	$9,990	1.10%	0.27%	0.00%
Top Plus	503	$14.960835	$7,526	0.90%	0.46%	0.00%

	1,176		$17,516

2005
Top Tradition	549	$14.813275	$8,133	1.10%	12.79%	0.00%
Top Plus	2,037	$14.891678	$30,341	0.90%	13.01%	0.00%

	2,586		$38,474

2004
Top Tradition	353	$13.133861	$4,642	1.10%	8.03%	0.06%
Top Plus	735	$13.177341	$9,674	0.90%	8.24%	0.06%

	1,088		$14,316

2003
Top Tradition	182	$12.157960	$2,208	1.10%	21.58%	0.00%	5/1/03
Top Plus	231	$12.174031	$2,813	0.90%	21.74%	0.00%	5/1/03

	413		$5,021

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2006
Top Tradition	950	$14.374427	$13,660	1.10%	14.95%	0.97%
Top Plus	185	$14.479107	$2,678	0.90%	15.17%	1.75%

	1,135		$16,338

2005
Top Tradition	511	$12.505328	$6,392	1.10%	2.99%	0.00%
Top Plus	1,430	$12.571534	$17,973	0.90%	3.19%	0.00%

	1,941		$24,365

2004
Top Tradition	560	$12.142541	$6,794	1.10%	3.65%	1.32%
Top Plus	827	$12.182745	$10,083	0.90%	3.86%	1.73%

	1,387		$16,877

2003
Top Tradition	617	$11.714615	$7,227	1.10%	17.15%	12.75%	5/1/03
Royce Capital Fund:
Small-Cap Subaccount
2006
Top Tradition	27,227	$21.213200	$577,583	1.10%	14.31%	0.06%
Top Plus	12,153	$21.367645	$259,678	0.90%	14.54%	0.07%

	39,380		$837,261

(continued)

62

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2005
Top Tradition	29,735	$18.557011	$551,801	1.10%	7.38%	0.00%
Top Plus	10,273	$18.655224	$191,640	0.90%	7.59%	0.00%

	40,008		$743,441

2004
Top Tradition	22,627	$17.281311	$391,020	1.10%	23.59%	0.00%
Top Plus	11,841	$17.338503	$205,310	0.90%	23.83%	0.00%

	34,468		$596,330

2003
Top Tradition	4,519	$13.982845	$63,184	1.10%	39.83%	0.00%	5/1/03
Top Plus	2,389	$14.001322	$33,458	0.90%	40.01%	0.00%	5/1/03

	6,908		$96,642

Micro-Cap Subaccount
2006
Top Tradition	15,712	$21.901040	$344,114	1.10%	19.76%	0.20%
Top Plus	5,850	$22.060499	$129,046	0.90%	19.99%	0.24%

	21,562		$473,160

2005
Top Tradition	13,830	$18.287958	$252,915	1.10%	10.40%	0.58%
Top Plus	2,295	$18.384755	$42,194	0.90%	10.62%	0.45%

	16,125		$295,109

2004
Top Tradition	11,849	$16.565345	$196,287	1.10%	12.60%	0.00%
Top Plus	3,685	$16.620168	$61,248	0.90%	12.83%	0.00%

	15,534		$257,535

2003
Top Tradition	7,232	$14.711160	$106,391	1.10%	47.11%	0.00%	5/1/03
Top Plus	1,466	$14.730584	$21,590	0.90%	47.31%	0.00%	5/1/03

	8,698		$127,981

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2006
Top Tradition	713	$12.500151	$8,909	1.10%	2.44%	2.62%
Top Plus	378	$12.591267	$4,764	0.90%	2.64%	3.59%

	1,091		$13,673

2005
Top Tradition	1,956	$12.202776	$23,868	1.10%	2.81%	3.18%
Top Plus	1,005	$12.267443	$12,326	0.90%	3.01%	3.43%

	2,961		$36,194

2004
Top Tradition	281	$11.869727	$3,337	1.10%	2.94%	3.75%
Top Plus	183	$11.909070	$2,183	0.90%	3.14%	0.00%

	464		$5,520

2003
Top Tradition	281	$11.531016	$3,244	1.10%	15.31%	0.12%	5/2/03
(continued)

63

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per			Total	Income	Inception
	Units***	Unit	Fair Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount
2006
Top Tradition	1,284	$27.096769	$34,785	1.10%	36.17%	0.96%
Top Plus	1,242	$27.294010	$33,912	0.90%	36.44%	0.46%

	2,526		$68,697

2005
Top Tradition	1,251	$19.898546	$24,892	1.10%	15.48%	1.16%
Top Plus	253	$20.003877	$5,071	0.90%	15.71%	1.60%

	1,504		$29,963

2004
Top Tradition	1,168	$17.230535	$20,122	1.10%	34.59%	0.17%
Top Plus	1,658	$17.287564	$28,672	0.90%	34.85%	0.00%

	2,826		$48,794

2003
Top Tradition	20	$12.802466	$255	1.10%	28.02%	0.00%	5/1/03
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2006
Top Tradition	15,447	$11.767580	$181,781	1.10%	16.96%	3.39%
Top Plus	17,916	$11.794551	$211,309	0.90%	17.19%	2.32%

	33,363		$393,090

2005
Top Plus	199	$10.064603	$2,005	0.90%	0.65%	0.00%	11/2/05
Templeton Foreign Securities Subaccount
2006
Top Tradition	4,633	$12.537704	$58,078	1.10%	20.13%	0.40%
Top Plus	5,378	$12.566452	$67,588	0.90%	20.36%	1.23%

	10,011		$125,666

Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount
2006
Top Plus	312	$11.942083	$3,724	0.90%	17.06%	5.97%
Total Return Subaccount
2006
Top Plus	976	$11.413115	$11,136	0.90%	11.56%	2.26%
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2006
Top Plus	97	$10.207931	$986	0.90%	2.08%	0.00%	5/1/06

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

64

Ohio National Variable Account B
 Report of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account B:
We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Columbus, OH
February 19, 2007

65

Ohio National Variable Account B
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
The following financial statements of the Registrant are included in Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated February 19, 2007
Statements of Assets and Contract Owners’ Equity, December 31, 2006
Statements of Operations for the Period Ended December 31, 2006
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2006 and 2005
Notes to Financial Statements, December 31, 2006
The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated April 24, 2007
Consolidated Balance Sheets, December 31, 2006 and 2005
Consolidated Statements of Income for the Years Ended December 31, 2006, 2005 and 2004
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2006, 2005 and 2004
Consolidated Statements of Cash Flows for the Years Ended December 31, 2006, 2005 and 2004
Notes to Consolidated Financial Statements, December 31, 2006, 2005 and 2004
Financial Statement Schedules, December 2006, 2005 and 2004
The following financial information is included in Part A of this Registration Statement:
Accumulation Unit Values
Consents of the Following Persons:
KPMG LLP
Exhibits:

(8)	Powers of Attorney for certain directors of Depositor.
All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(3)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

(3)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(3)(d)	Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant’s Form N-4, Post-effective Amendment no. 23 on April 27, 1998. (File no. 2-91213).

(3)(g)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515).

(3)(h)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515).

(3)(i)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515).

(4)	Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit (4) of the Registrant’s Form N-4 on May 6, 1993 (File No. 33-62282).

(5)(a)	Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant’s Form N-4 on April 25, 1996 (File No. 33-62282).

(6)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(8)	Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant’s Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File No. 2-91213) and Exhibit (8)(a) of the Registrant’s Form N-4, Post- effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Trudy K. Backus*	Vice President, Administration Projects

Thomas A. Barefield*	Senior Vice President, Institutional Sales

Lee E. Bartels*	Vice President, Underwriting

Howard C. Becker*	Senior Vice President, Individual Insurance
& Corporate Services

G. Timothy Biggs*	Vice President, Mortgages and Real Estate

Jeffrey A. Bley, Jr.*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown	Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh	Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman	Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Phillip C. Byrde*	Vice President, Fixed Income Securities

Timothy C. Cardinal	Vice President and Actuary, Financial Reporting

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

George E. Castrucci	Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark	Director
201 East Fourth Street
Cincinnati, Ohio 45202

Thomas G. Cody	Director
7 West Seventh Street
Cincinnati, Ohio 45202

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Richard J. Dowdle*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Ronald J. Dolan*	Director and Executive Vice President and Chief Financial Officer

Anthony G. Esposito*	Vice President, Human Resources and Administration

Donald W. Flannery*	Information Technology Head

Dianne S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden 7000 Midland Boulevard Batavia, Ohio 45103	Director

Jed R. Martin*	Vice President, Private Placements

Name and Principal	Positions and Offices
Business Address	with Depositor

Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

James I. Miller, II*	Senior Vice President, Life Product Management

Stephen R. Murphy*	Vice President, Annuity Product Management

Edward P. Nolan*	Vice President, Stable Asset Management

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr	Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*	Director and Vice Chairman

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips 200 E. Randolph Drive 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President, Controller and Treasurer

D. Gates Smith*	Director and Executive Vice President, Agency and Group Distribution

James C. Smith*	Senior Vice President, Internal Audit & Compliance

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Paul J. Twilling*	Vice President, Information Systems

Dr. David S. Williams*	Vice President and Medical Director

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc.	Ohio	100%
(aviation)

ON Global Holdings, Inc.	Delaware	100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.	Connecticut	51%
(investment adviser)

National Security Life and Annuity Company	New York	80%
(insurance company)

Suffolk Capital Management LLC	Delaware	81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc.	Ohio	100%
(securities broker dealer)

Ohio National Investments, Inc.	Ohio	100%
(investment adviser)

The O.N. Equity Sales Company	Ohio	100%
(securities broker dealer)

Enterprise Park, Inc.	Georgia	100%
(real estate holding company)

Ohio National Fund, Inc.	Maryland	(more than) 90%
(registered investment company

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio	100%
(investment adviser)

Ohio National Insurance Agency, Inc.	Indiana	100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency of Massachusetts, Inc.	Massachusetts	100%

Ohio National Insurance Agency of North Carolina, Inc.	North Carolina	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Item 27. Number of Contract Owners
As of April 10, 2007, the Registrant’s contracts were owned by 4,159 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
Trudy K. Backus	Vice President and Director
Marc L. Collins	Secretary and Director
Barbara A. Turner	Operations Vice President, Treasurer and Compliance Officer
James I. Miller II	Vice President and Director
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and	on Redemption	Brokerage
Commissions	or Annuitization	Commissions	Compensation
$48,042	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:
The Ohio National Life Insurance Company (“Depositor”)
     One Financial Way
     Montgomery, Ohio 45242

U.S. Bank, N.A. (“Custodian”)
425 Walnut Street
Cincinnati, Ohio 45202
(2)	General and auxiliary ledgers:

Depositor and Custodian

(3)	Securities records for portfolio securities:

Custodian

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Custodian

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Custodian

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Custodian and Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.
(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 1st day of May, 2007.

Ohio National Variable Account B
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman
Attest:

/s/ Marc L. Collins
Marc L. Collins
Second Vice President and Counsel Assistant Secretary
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 1st day of May, 2007.

THE OHIO NATIONAL LIFE INSURANCE COMPANY (Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins Marc L. Collins
Second Vice President and Counsel Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley	Chairman, President,	May 1, 2007
David B. O’Maley	Chief Executive Officer and Director

*/s/ Jack E. Brown	Director	May 1, 2007
Jack E. Brown

*/s/ William R. Burleigh	Director	May 1, 2007
William R. Burleigh

*/s/ Victoria B. Buyniski Gluckman	Director	May 1, 2007
Victoria B. Buyniski Gluckman

/s/ George E. Castrucci	Director	May 1, 2007
George E. Castrucci

*/s/ Raymond R. Clark	Director	May 1, 2007
Raymond R. Clark

/s/ Thomas G. Cody	Director	May 1, 2007
Thomas G. Cody

/s/ Ronald J. Dolan	Director, Principal	May 1, 2007
Ronald J. Dolan	Financial and Accounting Officer

/s/ John W. Hayden	Director	May 1, 2007
John W. Hayden

/s/ James F. Orr	Director	May 1, 2007
James F. Orr

/s/ John J. Palmer	Director	May 1, 2007
John J. Palmer

/s/ John R. Phillips	Director	May 1, 2007
John R. Phillips

/s/ D. Gates Smith	Director	May 1, 2007
D. Gates Smith

*By	/s/ John J. Palmer

John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant’s registration statement.

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
CONSENT OF KPMG, LLP POWERS OF ATTORNEY

Consent of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company:
We consent to use of our reports for Ohio National Variable Account B dated February 19, 2007, and for The Ohio National Life Insurance Company and subsidiaries dated April 24, 2007, included herein and to the reference to our firm under the heading “Independent Registered Public Accounting Firm” in the Statement of Additional Information in post-effective amendment no. 29 to File No. 33-62284. The report of KPMG LLP covering the December 31, 2006 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004.
/s/   KPMG LLP
Columbus, Ohio
May 1, 2007